As filed with the Securities and Exchange Commission on October 20, 1999

                                                              File No: 333-86947


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        [X] PRE-EFFECTIVE AMENDMENT NO. 1
                        [ ] POST-EFFECTIVE AMENDMENT NO. __


                           KAYNE ANDERSON MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                                 (310) 556-2721
              (Registrant's Telephone Number, Including Area Code)
                     1800 Avenue of the Stars, Second Floor
                          Los Angeles, California 90067
                    (Address of Principal Executive Offices)


                            David J. Shladovsky, Esq.
                     1800 Avenue of the Stars, Second Floor
                          Los Angeles, California 90067
                     (Name and Address of Agent for Service)


                                    Copy to:

                              David A. Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CROSS REFERENCE SHEET


Form N-14 Part A, Item       Location in Prospectus/Proxy Statement
----------------------       --------------------------------------

         1                        Front Cover; Cross Reference

         2                        Table of Contents

         3 Introduction; Description of the Proposed Reorganization; Comparison of the Funds; Risk Factors

         4                        Introduction, The Proposal, Description of the
                                  Proposed Reorganization

         5, 6 Comparison of the Funds; Risk Factors; Further Information About the Target Fund and the Acquiring Fund

         7                        Shares and Voting; Vote Required

         8                        Not Applicable

         9                        Not Applicable

Form N-14 Part B, Item       Location in Statement of Additional Information
----------------------       -----------------------------------------------

         10                       Cover Page

         11                       Table of Contents

         12 Incorporation of Documents by Reference in Statement of Additional Information

         13                       Not Applicable

         14 Incorporation of Documents by Reference in Statement of Additional Information

Form N-14 Part C
----------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 7 of Kayne Anderson Mutual Funds, filed May 5, 1999 (SEC File No. 811-07705):

     Combined Prospectus for Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (with another fund of Kayne Anderson Mutual Funds), dated May 5, 1999.

     Combined Statement of Additional Information for Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne
     Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (with another fund of Kayne Anderson Mutual Funds), dated May 5, 1999.

From Post-Effective Amendment No. 8 of Sefton Funds Trust, filed April 29, 1999 (SEC File No. 811-8948):

     Combined Prospectus for Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, dated April 30, 1999.

     Combined Statement of Additional Information for Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, dated April 30, 1999.

As previously sent to shareholders of Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund; and to shareholders of Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, and as filed with the SEC pursuant to Rule 30b2-1:

     Annual Report for the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (with another fund of Kayne Anderson Mutual Funds), for the fiscal year ended December 31, 1998, as contained in the Annual Report for Kayne Anderson Mutual Funds dated as of and for the periods ended December 31, 1998.

     Annual Report for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, for the fiscal year ended December 31, 1998, as contained in the Annual Report for Sefton Funds Trust dated as of and for the periods ended December 31, 1998.

     Semi-Annual Report for the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (with another fund of Kayne Anderson Mutual Funds), for the period ended June 30, 1999, as contained in the Semi-Annual Report for Kayne Anderson Mutual Funds dated as of and for the period ended June 30, 1999.

     Semi-Annual Report for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, for the period ended June 30, 1999, as contained in the Semi-Annual Report for Sefton Funds Trust dated as of and for the period ended June 30, 1999.

                    -----------------------------------------

                                     PART A


                     COMBINED PROXY STATEMENT AND PROSPECTUS
                            FOR THE REORGANIZATION OF


                            SEFTON EQUITY VALUE FUND,
                        SEFTON SMALL COMPANY VALUE FUND,
                        SEFTON U.S. GOVERNMENT FUND, AND
                         SEFTON CALIFORNIA TAX-FREE FUND


                                      INTO


                     KAYNE ANDERSON RISING DIVIDENDS FUNDS,
                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
             KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND, AND
                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND

                    -----------------------------------------

                               SEFTON FUNDS TRUST
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 524-2276

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                            SEFTON EQUITY VALUE FUND
                         SEFTON SMALL COMPANY VALUE FUND
                           SEFTON U.S. GOVERNMENT FUND
                         SEFTON CALIFORNIA TAX-FREE FUND


                          TO BE HELD NOVEMBER __, 1999


To the Shareholders of Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund,:


     You are cordially invited to attend a special meeting of shareholders at the offices of the administrator for the funds, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, on November __, 1999, at 10:00 a.m., local time. At the meeting, we will ask you to vote on:

     1. A proposal to approve an Agreement and Plan of Reorganization (the "Plan") for each Fund, and the transactions contemplated thereby, which include (a) the transfer of all of the assets of Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund, and Sefton California Tax-Free Fund (each, a "Target Fund") to Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund and Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (each, an "Acquiring Fund"), respectively, in exchange for shares of the corresponding Acquiring Fund, and the assumption by each Acquiring Fund of stated liabilities of the corresponding Target Fund, (b) the distribution of shares of the corresponding Acquiring Fund to shareholders of each Target Fund, and, for the Sefton Small Company Value Fund shareholders only, (c) the immediate increase to $3 billion as the maximum market capitalization of small cap companies in which the Sefton Small Company Value Fund may invest.


     2.   Any other business that properly comes before the meeting.



          SHAREHOLDERS OF EACH TARGET FUND WILL VOTE SEPARATELY ON THE PLAN FOR THAT TARGET FUND. Only shareholders of record at the close of business on October 14, 1999 (the Record Date), will be entitled to receive this notice and to vote at the meeting.

                                        By Order of the Board of Trustees



                                        Harley K. Sefton
                                        Chairman of the Board


     YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY SHARES YOU OWNED ON THE RECORD DATE.

                               -------------------

 PLEASE VOTE ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE
    PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE
     UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DISRUPTION
    OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN VOTING PROMPTLY.

                               SEFTON FUNDS TRUST
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 524-2276


"TARGET FUND"                           CORRESPONDING "ACQUIRING FUND"
-------------                           ------------------------------


SEFTON EQUITY VALUE FUND                KAYNE ANDERSON RISING DIVIDENDS FUND

SEFTON SMALL COMPANY VALUE FUND         KAYNE ANDERSON SMALL CAP RISING
                                        DIVIDENDS FUND

SEFTON U.S. GOVERNMENT FUND             KAYNE ANDERSON INTERMEDIATE TOTAL RETURN
                                        BOND FUND

SEFTON CALIFORNIA TAX-FREE FUND         KAYNE ANDERSON INTERMEDIATE TAX-FREE
                                        BOND FUND


                     COMBINED PROXY STATEMENT AND PROSPECTUS


                             Dated: October __, 1999


WHAT IS THIS DOCUMENT AND WHY DID WE SEND IT TO YOU?


     Sefton Capital Management ("Sefton") and Kayne Anderson Investment Management, LLC ("Kayne Anderson") agreed to propose that the above-named mutual funds in Sefton Funds Trust ("Sefton Trust") each reorganize into a corresponding series of Kayne Anderson Mutual Funds ("KA Funds"). We sent this document to you because the shareholders of each Sefton fund must approve its reorganization into the corresponding KA Fund in order to proceed.

     The Board of Trustees of Sefton Trust, and the Board of Trustees of KA Funds, after a careful deliberation, approved a plan to (1) reorganize the Sefton Equity Value Fund into the Kayne Anderson Rising Dividends Fund, (2) reorganize the Sefton Small Company Value Fund into the Kayne Anderson Small Cap Rising Dividends Fund, (3) reorganize the Sefton U.S. Government Fund into the Kayne Anderson Intermediate Total Return Bond Fund, and (4) reorganize the Sefton California Tax-Free Fund into the Kayne Anderson Intermediate Tax-Free Bond Fund (each transaction is referred to as a "Reorganization" and are collectively referred to as the "Reorganizations"). Each series of Sefton Trust involved in a Reorganization is called an "Target Fund" and collectively are called the "Target Funds." Similarly, each series of KA Funds involved in the Reorganization is called an "Acquiring Fund" and collectively are called the "Acquiring Funds." Shareholders of each Target Fund must approve the Reorganization before the Reorganization for that Fund can be completed. The shareholder meeting will be held on November __, 1999 (the "Shareholder Meeting"). We are sending this document to you for your use in deciding whether to approve the Reorganizations at the Shareholder Meeting.


     As a technical matter, each Reorganization will have three steps:

     * the transfer of the assets and liabilities of a Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquiring Fund Shares") of equivalent value to the net assets transferred,

     * the pro rata distribution of those Acquiring Fund Shares to shareholders of record of each corresponding Target Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of those shareholders' shares in the corresponding Target Fund, and

     *    the immediate liquidation and termination of each Target Fund.


     In addition, if shareholders of the Sefton Small Company Value Fund approve its Reorganization, that Fund may begin immediately investing up to all of (but not less than 65%) its assets in stocks of companies having total market capitalizations of up to $3 billion, to the extent appropriate to permit the Fund to invest in the common stocks also held by the Kayne Anderson Small Cap Rising Dividends Fund.


     AS A RESULT OF THE REORGANIZATIONS, SHAREHOLDERS OF EACH TARGET FUND WOULD INSTEAD HOLD ACQUIRING FUND SHARES HAVING THE SAME TOTAL VALUE AS THE SHARES OF THE CORRESPONDING TARGET FUND HELD IMMEDIATELY BEFORE THE REORGANIZATIONS. Legal counsel for the independent Trustees of the Sefton Trust will issue an opinion to the effect that, for federal income tax purposes, the Reorganizations will be treated as tax-free reorganizations that will not cause any Acquiring Fund's shareholders to recognize a gain or loss for federal income tax purposes (other than the tax effects that may be caused by certain special distributions that will be further discussed below). Please see Section II.A.3 below.

     The investment objective of each Target Fund is similar to that of each corresponding Acquiring Fund. For a full comparison of the different investment objectives and strategies, please see Section I.B. below.


     This  Combined  Proxy   Statement  and  Prospectus  sets  forth  the  basic
information that you should know before voting on the proposal. We encourage you to read it and keep it for future reference.

WHAT OTHER IMPORTANT DOCUMENTS SHOULD I KNOW ABOUT?


     Each Target Fund is a series of the Sefton Trust, an open-end management investment company. Each Acquiring Fund is a series of KA Funds, also an open-end management investment company. The following documents are on file with the Securities and Exchange Commission (the "SEC") and are deemed to be legally part of this document:

     * Combined Prospectus for the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund proposed to be changed to the Kayne Anderson California Intermediate Tax-Free Bond Fund) (as well as the Kayne Anderson International Rising Dividends Fund, which is not involved in the Reorganizations) dated May 5, 1999

     * A supplement to the Combined Prospectus relating to the Kayne Anderson Intermediate Tax-Free Bond Fund dated November 20, 1999

     *    Combined  Statement of  Additional  Information  relating to the Kayne
          Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (as well as the Kayne Anderson International Rising Dividends Fund, which is not involved in the Reorganizations) dated May 5, 1999


     * Combined Prospectus for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund dated April 30, 1999

     * Combined Owner's Manual for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund dated April 30, 1999

     * Combined Statement of Additional Information for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund dated April 30, 1999

     * Statement of Additional Information relating to this Combined Proxy Statement and Prospectus


     Those documents are available without charge by writing to Sefton Funds Trust at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling Sefton Funds Trust at (800) 524-2276; or by writing to Kayne Anderson Mutual Funds at 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067, or by calling Kayne Anderson Mutual Funds at (800) 231-7414.

     The Annual Report to Shareholders of each Target Fund for the year ended December 31, 1998, containing audited financial statements of each Target Fund, has been previously mailed to shareholders. If you do not have a copy, additional copies of that Annual Report are available without charge by writing or calling the Sefton Trust at its address and telephone number listed above. The Annual Report to Shareholders of each Acquiring Fund for the year ended December 31, 1998, containing audited financial statements of each Acquiring Fund, has been previously mailed to shareholders. If you do not have a copy, additional copies of that Annual Report to Shareholders are available without charge by writing or calling the KA Funds at its address and telephone number listed above.

     It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about October __, 1999.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
I.        INTRODUCTION........................................................ 7

   A.     GENERAL............................................................. 7
   B.     THE PROPOSAL........................................................ 7
   C.     COMPARISON OF EXPENSES.............................................  9
   D.     SHARES AND VOTING.................................................. 12

II.       THE PROPOSAL....................................................... 15

   A.     DESCRIPTION OF THE PROPOSED REORGANIZATIONS........................ 15
      1.  The Reorganizations................................................ 15
      2.  Effect of the Reorganizations...................................... 16
      3.  Federal Income Tax Consequences.................................... 16
      4.  Interest of Certain Persons in the Reorganizations................. 17
      5.  Description of the Acquiring Fund Shares........................... 18
      6.  Capitalization..................................................... 18
   B.     COMPARISON OF THE FUNDS............................................ 19
      1.  Investment Objectives and Policies................................. 19
      2.  Investment Restrictions............................................ 22
      3.  Comparative Performance Information................................ 24
      4.  Advisory Fees and Other Expenses................................... 29
      5.  Portfolio Managers................................................. 30
      6.  Distribution and Shareholder Services.............................. 31
      7.  Redemption and Exchange Procedures................................. 31
      8.  Income Dividends, Capital Gains Distributions and Taxes............ 32
      9.  Portfolio Transactions and Brokerage Commissions................... 32
      10. Shareholders'Rights................................................ 33

   C.     RISK FACTORS....................................................... 33
   D.     RECOMMENDATION OF THE BOARD OF TRUSTEES............................ 36
   E.     DISSENTERS'RIGHTS OF APPRAISAL..................................... 36
   F.     FURTHER INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND... 36
   G.     VOTE REQUIRED...................................................... 37
   H.     FINANCIAL HIGHLIGHTS............................................... 37


III.      MISCELLANEOUS ISSUES............................................... 46

   A.     OTHER BUSINESS..................................................... 46
   B.     NEXT MEETING OF SHAREHOLDERS....................................... 46
   C.     LEGAL MATTERS...................................................... 46
   D.     EXPERTS............................................................ 46

                                 I. INTRODUCTION

A. GENERAL


     The Board of Trustees of Sefton Funds Trust (as defined above, "Sefton Trust") called this shareholder meeting to allow shareholders to consider and vote on the proposed Reorganization of each Target Fund into the corresponding Acquiring Fund. The Board of Trustees of Sefton Trust, including a majority of the independent trustees (those trustees who are not "interested" persons under the Investment Company Act of 1940 (the "Investment Company Act")), voted on August 27, 1999, to approve the Reorganizations subject to the approval of shareholders of each Target Fund. If shareholders of one or more Target Fund(s) do not approve the proposal, the Board of Trustees of Sefton Trust may decide to proceed with the Reorganizations of other Target Funds whose shareholders have approved their Reorganizations. (In addition, the shareholders of the Kayne
Anderson Intermediate Tax-Free Fund must approve the change of that Fund's fundamental investment objective to be consistent with that of a California municipal bond fund before the Reorganization of the corresponding Target Fund may occur.)

     Sefton Capital Management ("Sefton") serves as the investment adviser for each Target Fund. The independent Trustees of the Sefton Trust recommend that you approve the Reorganizations because they believe the combination of assets of the two fund groups would be beneficial to the shareholders of Sefton Funds. If the proposed Reorganizations of each Target Fund into each Acquiring Fund are approved and completed, each Acquiring Fund's asset size will increase, which may create certain economies of scale; and each Target Fund will become part of a fund with a similar investment objective as well as larger assets, which should permit it to operate more efficiently in accordance with its investment policies and objective.

     Each Target Fund offers only one class of shares and sells its shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee. Each Acquiring Fund currently also offers only one class of shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee. If a Reorganization is completed, all remaining shareholders of a Target Fund would receive shares of the corresponding Acquiring Fund (I.E., shareholders of Sefton U.S. Government Fund would receive shares of Kayne Anderson Intermediate Total Return Bond Fund; shareholders of Sefton California Tax-Free Fund would receive shares of Kayne Anderson Intermediate Tax-Free Bond Fund; shareholders of Sefton Equity Value Fund would receive shares of Kayne Anderson Rising Dividends Fund; shareholders of Sefton Small Company Value Fund would receive shares of Kayne Anderson Small Cap Rising Dividends Fund).


B. THE PROPOSAL


     At the Shareholder Meeting, the shareholders of each Target Fund will be asked to approve a proposed Reorganization of that Target Fund into the corresponding Acquiring Fund. Each Reorganization will include the transfer of substantially all of the assets and liabilities of a Target Fund to the corresponding Acquiring Fund. All remaining Target Fund shareholders will receive corresponding Acquiring Fund Shares in exchange. Each Target Fund will then be terminated and liquidated.

     The primary purposes of each proposed Reorganization is to seek to achieve future economies of scale and eliminate certain costs associated with operating the Target Funds and the Acquiring Funds separately. Each Target Fund and its corresponding Acquiring Fund have a similar investment objective, as described in detail below. The Reorganization will result in combining the assets of each Acquiring Fund and its corresponding Target Fund and consolidating their operations.

     Combining the assets of the Target Funds and the Acquiring Funds is intended to provide various benefits to shareholders of the Target Funds who become shareholders of the Acquiring Funds (as well as to existing and future investors in the Acquiring Funds). For example, higher asset levels should enable the Acquiring Funds to spread fixed and relatively fixed costs, such as accounting, legal and printing expenses, over a larger asset base, thereby reducing per-share expense levels. Higher asset levels also should benefit portfolio management by permitting larger individual portfolio investments (such as "round-lots" or other quantities that may result in reduced transaction costs and/or more favorable pricing) and by providing, when desired, the opportunity for greater portfolio diversity. In addition, consolidating the operations of the Target Funds and the Acquiring Funds should generally benefit the Target Funds by promoting more efficient operations on a more cost-effective basis. These benefits, in turn, should have a favorable effect on the relative performance of the Acquiring Funds (although such improvement cannot be guaranteed). Finally, shareholders of the Target Funds will generally benefit from the lower total expense ratios (after fee waivers) of the Acquiring Funds as compared with the Target Funds (other than the case of the Sefton U.S. Government Fund where the Kayne Anderson Intermediate Total Return Bond Fund had a net total expense ratio that was comparable to the expense ratio of the Sefton U.S. Government Fund in the most recently completed fiscal year of the respective Funds).

     The completion of the Reorganization is subject to the satisfaction of a number of conditions (such as approval by the Target Funds' shareholders), which are summarized below under the "Description of the Proposed Reorganizations." These conditions are stated in the Agreement and Plan of Reorganization (as defined above, the "Plan"), which is attached as EXHIBIT B to this Combined Prospectus/Proxy Statement. There can be no assurance that the benefits described here can be achieved.


     The investment objective of the Sefton Equity Value Fund is to seek to provide investors with long-term capital appreciation. The investment objective of the Kayne Anderson Rising Dividends Fund is to seek long-term capital appreciation, with dividend income as a secondary consideration, by investing in companies with consistent, rising dividends.

     The investment objective of the Sefton Small Company Value Fund is to seek to provide investors with long-term capital appreciation. The investment objective of the Kayne Anderson Small Cap Rising Dividends Fund is to seek long-term capital appreciation, with dividend income as a secondary consideration, by investing in small-cap companies with consistent, rising dividends.


     The investment objective of the Sefton U.S. Government Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital. The investment objective of the corresponding Kayne Anderson Intermediate Total Return Bond Fund is to seek to maximize total return (mainly through current income with capital appreciation as a secondary factor) by investing primarily in investment-grade bonds. In comparison, the Sefton U.S. Government Fund is required to invest at least 65% of its total assets in higher quality U.S. government and agency obligations.

     The investment objective of the Sefton California Tax-Free Fund is to seek to provide investors with as high a level of current income exempt from both federal and California personal income taxes as is consistent with preservation of capital. The investment objective of the corresponding Kayne Anderson Intermediate Tax-Free Bond Fund is to seek current income exempt from federal income tax by investing primarily in investment-grade municipal bonds. Even though Kayne Anderson Intermediate Tax-Free Bond Fund currently is not required to invest primarily in California municipal bonds as is the case of the Sefton California Tax-Free Fund, the KA Trust is in the process of soliciting (and anticipates) approval by shareholders of the Kayne Anderson Intermediate Tax-Free Bond Fund to change the investment objective of that fund to one that seeks current income exempt from both federal and California personal income taxes by investing primarily in investment-grade California municipal bonds.


     Investments in the Acquiring Funds and the Target Funds are subject to substantially similar risks, except for the additional risks that may be presented by the non-U.S. government and agency obligations held by the Kayne Anderson Intermediate Total Return Bond Fund compared to the corresponding Target Fund. Please see Section II.C. below. The purchase and redemption arrangements of the Acquiring Funds and the Target Funds are similar. The Acquiring Funds and the Target Funds also have similar distribution and exchange arrangements, which are discussed in Section II.B. below.

     Sefton, Kayne Anderson and the Board of Trustees of both the Sefton Trust and KA Funds believe that the proposed Reorganizations are in the best interests of each Target Fund, each Acquiring Fund, and their respective shareholders, and that the interests of existing shareholders of the Target Funds and the Acquiring Funds will not be diluted as a result of the proposed Reorganizations. Please see Section II.D. below.


     Kayne Anderson will pay the costs of the Reorganizations, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, Sefton and Kayne Anderson also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C. COMPARISON OF EXPENSES


     The following table shows the comparative fees and expenses you may pay if you buy and hold shares of the Target Funds and the Acquiring Funds (collectively, the "Funds"). The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

FEES AND EXPENSES OF THE FUNDS


                                                                       Kayne
                                                          Kayne       Anderson
                                                        Anderson      Rising
                                             Sefton      Rising      Dividends
                                             Equity     Dividends      Fund
                                           Value Fund     Fund      (Pro Forma)*
                                           ----------   ---------   ------------
SHAREHOLDER FEES (fees paid directly
from your investment)                         None        None          None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Management Fee                                1.00%       0.75%         0.75%
Distribution/Service (12b-1) Fee              0.00%       0.00%         0.00%
Other Expenses                                0.39%       0.36%         0.37%
                                             -----       -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES          1.39%       1.11%         1.12%

Fee Reduction and/or
Expense Reimbursement                         0.00%       0.00%         0.00%
NET EXPENSES                                  1.39%       1.11%         1.12%

                                                                      Kayne
                                                         Kayne       Anderson
                                                        Anderson     Small Cap
                                           Sefton      Small Cap      Rising
                                            Small        Rising      Dividends
                                           Company      Dividends      Fund
                                         Value Fund       Fund      (Pro Forma)*
                                         ----------    ----------   ------------
SHAREHOLDER FEES (fees paid directly
from your investment)                        None         None         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Management Fee                               1.25%        0.85%        0.85%
Distribution/Service (12b-1) Fee             0.00%        0.00%        0.00%
Other Expenses                               0.50%        0.50%        0.50%
                                            -----        -----        -----
TOTAL ANNUAL FUND OPERATING EXPENSES         1.75%        1.35%        1.35%

Fee Reduction and/or
Expense Reimbursement                        0.20%(1)     0.05%(2)     0.05%(2)
                                            -----        -----        -----
NET EXPENSES                                 1.55%(1)     1.30%(2)     1.30%(2)
                                            =====        =====        =====

                                                                      Kayne
                                                        Kayne        Anderson
                                                       Anderson    Intermediate
                                        Sefton U.S.  Intermediate  Total Return
                                        Government   Total Return    Bond Fund
                                           Fund       Bond Fund     (Pro Forma)*
                                        -----------  ------------  -------------
SHAREHOLDER FEES (fees paid directly
from your investment)                      None          None           None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets)
Management Fee                            0.60%         0.50%           0.50%
Distribution/Service (12b-1) Fee          0.00%         0.00%           0.00%
Other Expenses                            0.44%         0.50%           0.46%
                                         -----         -----           -----
TOTAL ANNUAL FUND OPERATING EXPENSES      1.04%         1.00%           0.96%

Fee Reduction and/or
Expense Reimbursement                     0.10%(1)      0.05%(2)        0.01%(2)
                                         -----         -----           -----
NET EXPENSES                              0.94%(1)      0.95%(2)        0.95%(2)
                                         =====         =====           =====

                                                         Kayne         Kayne
                                                        Anderson      Anderson
                                            Sefton    Intermediate  Intermediate
                                          California    Tax-Free      Tax-Free
                                           Tax-free       Bond      Bond Fund(3)
                                             Fund        Fund(3)    (Pro Forma)*
                                          ----------  ------------  ------------
SHAREHOLDER FEES (fees paid directly
from your investment)                        None         None          None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Management Fee                               0.60%        0.50%         0.50%
Distribution/Service (12b-1) Fee             0.00%        0.00%         0.00%
Other Expenses                               0.44%        1.73%         0.61%
                                            -----        -----         -----
TOTAL ANNUAL FUND OPERATING EXPENSES         1.04%        2.23%         1.11%

Fee Reduction and/or
Expense Reimbursement                        0.15%(1)     1.48%(2)      0.36%(2)
                                            -----        -----         -----
NET EXPENSES                                 0.89%(1)     0.75%(2)      0.75%(2)
                                            =====        =====         =====

* Estimated by giving effect to the proposed Reorganizations.

(1) During the last fiscal year, Sefton has voluntarily agreed to reduce its Management Fee so that the Net Expense of each Target Fund (other than Sefton Equity Value Fund where no fee reduction applied) were as follows:
     Sefton Small Company Value Fund (1.55%); Sefton U.S. Government Fund (0.94%); and Sefton California Tax-Free Fund (0.89%).

(2) Kayne Anderson has contractually agreed to reduce its fees and/or absorb expenses to limit each Acquiring Fund's (other than Kayne Anderson Rising Dividends Fund's) total annual operating expenses (excluding interest and tax expenses) to the following amount: Kayne Anderson Small Cap Rising Dividend Fund (1.30%); Kayne Anderson Intermediate Total Return Bond Fund (0.95%); and Kayne Anderson Intermediate Tax-Free Bond Fund (0.75%). This contract has a one-year term, renewable at the end of each fiscal year. Kayne Anderson expects to renew this contract.

(3)  Please  note  that the  information  is  provided  for the  Kayne  Anderson
     Intermediate Tax-Free Bond Fund which, during the fiscal year ending December 1998, did not have an investment objective of primarily investing in California municipal securities. As described above, this Fund is in the process of seeking shareholder approval to change its investment objective. Therefore, the financial information shown here may not reflect accurately the expense to be incurred after the Fund changes its investment objective.

EXAMPLE OF FUND EXPENSES: This table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and the charges specified above. These examples are for comparison purposes only. They do not necessarily represent a Fund's actual expenses or returns.


                                  FUND EXPENSES

                                                          EXPENSES
                                          --------------------------------------
FUND                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sefton Equity Value Fund                   $142      $440      $761      $1,669
Kayne Anderson Rising Dividends Fund       $113      $352      $610      $1,348
Kayne Anderson Rising Dividends Fund
  (pro forma)                              $114      $356      $617      $1,363

FUND                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sefton Small Company Value Fund            $178      $551      $949      $2,062
Kayne Anderson Small Cap Rising
  Dividends Fund                           $132      $422      $733      $1,614
Kayne Anderson Small Cap Rising
  Dividends Fund (pro forma)               $132      $422      $733      $1,614

FUND                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sefton U.S. Government Fund                $106      $331      $574      $1,271
Kayne Anderson Intermediate Total
  Return Bond Fund                         $ 97      $313      $547      $1,217
Kayne Anderson Intermediate Total
  Return Bond Fund (pro forma)             $ 97      $305      $530      $1,177

FUND                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sefton California Tax-Free Fund            $106      $331     $  574     $1,271
Kayne Anderson Intermediate Tax-Free
  Bond Fund                                $ 76      $553     $1,056     $2,438

Kayne Anderson California Intermediate
  Tax-Free Bond Fund (pro forma)           $ 76      $285     $  509     $1,151


The figures in each example after the first year for each Fund assume that the reduction in fees and expenses noted above is not extended beyond one year. However, the KA Funds and Kayne Anderson currently expect to renew their expense limitation agreement throughout the periods shown.

D. SHARES AND VOTING


     Each of the Sefton Trust and the KA Funds is a Delaware business trust registered with the SEC as an open-end management investment company. The Sefton Trust currently has four operating series, or funds, which are the Target Funds. The KA Funds currently has five operating series, four of which are involved with the proposed Reorganizations as the Acquiring Funds. Each Target Fund and each corresponding Acquiring Fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. Each Target Fund and each Acquiring Fund has only one class of shares.


     If the Reorganization is approved and completed, in exchange for their shares, shareholders of Sefton U.S. Government Fund will receive shares of Kayne Anderson Intermediate Total Return Bond Fund; shareholders of Sefton California Tax-Free Fund will receive shares of Kayne Anderson Intermediate Tax-Free Bond Fund (proposed to be changed to the Kayne Anderson California Intermediate Tax-Free Bond Fund); shareholders of Sefton Equity Value Fund will receive shares of Kayne Anderson Rising Dividends Fund; and shareholders of Sefton Small Company Value Fund will receive shares of Kayne Anderson Small Cap Rising Dividends Fund.


     Each whole or fractional share of a Target Fund is entitled to one vote or corresponding fraction at the Shareholder Meeting. At the close of business on October 14, 1999, the record date for the determination of shareholders entitled to vote at the Shareholder Meeting (the "Record Date"), the shareholders ownership information for each Target Fund are as follows:

     Sefton Equity Value Fund: 3,901,293 shares outstanding;

     Sefton Small Company Value Fund: 1,520,852 shares outstanding;

     Sefton U.S. Government Fund: 3,364,054 shares outstanding; and

     Sefton California Tax-Free Fund: 3,280,694 shares outstanding.


     In each instance, the number of record holders include omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers.

     All shares represented by each properly signed proxy received before the Shareholder Meeting will be voted at the Shareholder Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Shareholder Meeting, it will be voted in accordance with the instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Reorganization, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to the Sefton Trust, by submission of a later-dated proxy or by voting in person at the Shareholder Meeting. If any other matters come before the Shareholder Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.


     THE PROPOSAL WILL BE VOTED ON SEPARATELY BY SHAREHOLDERS OF EACH TARGET FUND. The presence in person or by proxy of shareholders entitled to cast at least one-third of the votes entitled to be cast at the Shareholder Meeting will constitute a quorum for each Target Fund. When a quorum is present for a Target Fund, a "majority of the outstanding voting securities" shall decide the proposal for that Target Fund. As defined by the Investment Company Act, a "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Target Fund's outstanding shares present at the Shareholder Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy at the Special Meeting, or (ii) more than 50% of the Target Fund's outstanding shares, whichever is less. Any proxy is properly executed and received in time to be voted at the Shareholder Meeting will be counted in determining whether a quorum is present and will be voted in accordance with the instructions given. In the absence of any instructions, that proxy will be voted in favor of the approval of the Plan. If the Plan is approved at the Shareholder Meeting, the effective date of the Reorganization ("Closing Date") is expected to be on or about November 19, 1999. Abstentions and "broker non-votes" (I.E., proxies from brokers or nominees indicating that those persons have not received instructions from the beneficial owners or other persons entitled to vote shares as to a particular matter with respect to which the brokers or nominees do not have discretionary power to vote) will not be counted for or against any proxy to which they relate, but will be counted for purposes of determining whether a quorum is present and will be counted as votes present for purposes of determining a "majority of the outstanding voting securities" present at the Shareholder Meeting. For this reason, abstentions and broker non-votes will have the effect of a vote against the proposals.


     The Shareholder Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. In addition, the persons named in the proxy may, in their discretion, decide to adjourn the Shareholder Meeting for one or more series of the Sefton Trust but to proceed with the Shareholder Meeting for other series of the Sefton Trust. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees of Sefton Trust will set a new record date), the Sefton Trust will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Shareholder Meeting.

     Proxies may be voted by mail or telephone. If voted by telephone, Sefton Trust, or its agents, will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts a telephonic vote also will be able to validate that his or her vote was received correctly.


     As of the Record Date, each Target Fund's and Acquiring Fund's shareholders of record and (to the respective knowledge of the Sefton Trust and KA Funds) beneficial owners who owned more than five percent of each Fund's shares are those set forth in EXHIBIT A. Also, except as listed below, as of the Record Date, the officers and trustees of the Sefton Trust and Sefton, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of each Target Fund and the officers and trustees of KA Funds and Kayne Anderson, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of each Acquiring Fund. Harley K. Sefton, the Chief Executive Officer and controlling shareholder of Sefton and a Trustee of the Sefton Trust, together with one or more trusts and other entities or accounts for which Mr. Sefton and members of his immediate family are beneficiaries, owned beneficially the following portion of the shares of each series of the Sefton Trust:

NAME OF FUND                                             SEFTON FAMILY OWNERSHIP
------------                                             -----------------------

  Sefton U. S. Government Fund                                   12.75%

                                II. THE PROPOSAL

A. DESCRIPTION OF THE PROPOSED REORGANIZATIONS

     1. THE REORGANIZATIONS


     If a Reorganization is approved, on the Effective Date an Acquiring Fund will acquire substantially all of the assets and liabilities of the corresponding Target Fund. At that time, an Acquiring Fund will issue to the corresponding Target Fund the number of Acquiring Fund Shares determined by dividing the value of the Target Fund's net assets so transferred by the net asset value of one Acquiring Fund Share. The net asset value of an Acquiring Fund and the net asset value of the corresponding Target Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with each Acquiring Funds' valuation procedures described in the combined prospectus of the Acquiring Funds dated May 5, 1999.

     At the same time as that asset transfer, each Target Fund will distribute the corresponding Target Fund Shares it receives pro rata to each remaining shareholder of the Target Fund based on the percentage of the outstanding shares of each Target Fund held of record by that shareholder on the Valuation Date. For example, on June 30, 1999, the value of the aggregate net assets of the Sefton Equity Value Fund was approximately $65.6 million and each share of the Sefton Equity Value Fund was valued at $15.59 per share. The net asset value of each Kayne Anderson Rising Dividends Fund on that date was $18.98. Therefore, if the Effective Date had been June 30, 1999, the Sefton Equity Value Fund would then have redeemed each of its then outstanding shares in exchange for 0.821 Kayne Anderson Rising Dividends Fund Shares.

     This distribution of Acquiring Fund Shares to the corresponding Target Fund's shareholders will be accomplished by the establishment of accounts on each Acquiring Fund's share records in the names of those shareholders, representing the respective pro rata number of Acquiring Fund Shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the Acquiring Fund Shares will not be issued to the Target Fund's shareholders.

     Immediately following each Target Fund's pro rata liquidating distribution of the corresponding Acquiring Fund Shares to each Target Fund's shareholders, each Target Fund will liquidate and terminate.

     In addition, if shareholders of the Sefton Small Company Value Fund approve its Reorganization, that Fund may begin immediately investing up to all (but not less than 65%) of its assets in stocks of companies having total market capitalizations of up to $3 billion. This Sefton Fund now requires that at least 65% of its total assets be invested in stocks of companies having total market capitalizations of $1 billion or less. Sefton believes that this authority would allow the more orderly alignment of the Target Fund's portfolio before the Reorganization is completed. This alignment of the Target Fund's portfolio will cause the Fund to incur substantially higher brokerage and other transaction costs than if it were not undertaking such a realignment. Those transactions would cause the recognition of losses for shareholders because the value of many of the Fund's holdings have declined.

     Completion of each Reorganization is subject to approval by the shareholders of that Target Fund. Each Reorganization may be abandoned at any time before the Effective Date by a majority of either the Sefton Trust's or the KA Funds' Board of Trustees. Furthermore, if shareholders of one or more Target Funds fail to approve the Reorganization for that specific Target Fund(s), the Board of the Sefton Trust and the KA Funds may determine to proceed with the Reorganizations for those Target Funds whose shareholders have approved the Reorganizations.

     Kayne Anderson will pay all costs and expenses of the Reorganizations up to certain limits, including those associated with the Shareholder Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Shareholder Meeting. None of the Target Funds, the Acquiring Funds nor their respective shareholders will bear those expenses. Certain expenses in excess of the limits agreed to by Kayne Anderson will be paid by Sefton, as the advisor to the Target Funds.


     The above is a summary of the Reorganizations. The summary is not a complete description of the terms of the Reorganizations, which are set forth in the Agreement and Plan of Reorganization attached as EXHIBIT B to this document.

     2. EFFECT OF THE REORGANIZATIONS


     If a Reorganization is approved by a Target Fund's shareholders and completed, shareholders of a Target Fund as of the Effective Date will become shareholders of the corresponding Acquiring Fund. The total net asset value of the corresponding Acquiring Fund Shares held by each shareholder of a Target Fund immediately after completion of a Reorganization will be equivalent to the total net asset value of the Target Fund Shares held by that same shareholder immediately before completion of a Reorganization.

     On or before the Effective Date each Target Fund intends to distribute all of its then-remaining net investment income and realized capital gains.

     After the Reorganizations, various services previously provided to the Target Funds will be provided by new service providers who already have agreements in place to service the Acquiring Funds. Under the current arrangements of the Acquiring Funds, Kayne Anderson serves as investment adviser to each Acquiring Fund; First Fund Distributors, Inc., an affiliate of the administrator for each Acquiring Fund, serves as distributor, and each Acquiring Fund will continue to be managed in accordance with its existing investment objective and policies.


     3. FEDERAL INCOME TAX CONSEQUENCES


     As a condition to closing the Reorganizations, each of Sefton Trust and KA Funds, on behalf of each Fund involved in the Reorganizations, must have received a favorable legal opinion from Ropes & Gray, legal counsel to the independent Trustees of the Sefton Trust, substantially to the effect that, for federal income tax purposes with respect to each Target Fund and the corresponding Acquiring Fund:

          (a) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.

          (b) The basis in the hands of the Acquiring Fund of the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Target Fund immediately prior to the transfer;

          (c) The holding periods of the assets of the Target Fund in the hands of Acquiring Fund will include the periods during which such assets were held by the Target Fund;

          (d) No gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation;

          (e)  No  gain  or  loss  will  be   recognized   by  the  Target  Fund
               shareholders upon the exchange of their Target Fund Shares for Acquiring Fund Shares;

          (f) The aggregate basis of Acquiring Fund Shares a Target Fund shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Target Fund Shares exchanged therefor; and

          (g) A Target Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held such the Target Shares as capital assets.


     Neither the Sefton Trust nor KA Funds intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganizations, and one is not required.


     Although each Reorganization is expected to be a tax-free transaction, there may be certain tax consequences to the shareholders of each Target Fund because of portfolio transactions before the Effective Date of the proposed Reorganizations. A substantial portion of the equity securities held by each of the Sefton Equity Value Fund and Sefton Small Company Value Fund is expected to be sold before the proposed Reorganizations. Substantially all of the resulting recognized gains, if any, will be distributed to the shareholders of those Funds, and are expected to be taxable. The net effect of those pre-Reorganization portfolio transactions by the Sefton Small Company Value Fund would be net capital losses. Those loses, which could otherwise provide tax benefits for certain shareholders of that Fund, will instead be shared proportionately by all shareholders of the Kayne Anderson Small Cap Rising Dividends Fund after its Reorganization, and be subject to various limitations that otherwise would not apply.


     4. INTEREST OF CERTAIN PERSONS IN THE REORGANIZATIONS


     Kayne Anderson has agreed to engage Harley K. Sefton, the Chief Executive Officer and controlling owner of Sefton and a Trustee of the Sefton Trust, as a consultant if the Reorganizations are consummated. For those consulting services, he will be paid a consulting fee equal to approximately 40% of net advisory fees received by Kayne Anderson with respect to investments by Target Fund shareholders transferred to the Acquiring Funds. Kayne Anderson also has agreed to pay certain employee severance expenses expected to be incurred by Sefton in connection with winding-up its business following the Reorganizations.

     5. DESCRIPTION OF THE ACQUIRING FUND SHARES


         Each Acquiring Fund Share issued to corresponding Target Fund shareholders pursuant to the Reorganizations will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund Share will represent an equal interest in the assets of the Acquiring Fund. The Acquiring Fund Shares will be sold and redeemed based upon the net asset value of the Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Target Fund's Prospectus.


     6. CAPITALIZATION


     The capitalization figures for the Funds as of June 30, 1999, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganizations, are as follows:

                                                                  Pro Forma
                                                                 Combined for
                                              Kayne Anderson    Kayne Anderson
                             Sefton Equity   Rising Dividends   Rising Dividends
                              Value Fund           Fund              Fund
                             -------------   ----------------   ----------------

Aggregate net assets         $65,571,594       $64,515,808        $130,087,402
Shares outstanding*            4,206,304         3,399,813           6,853,920
Net asset value per share    $     15.59       $     18.98        $      18.98

                                                                   Pro Forma
                                                                  Combined for
                             Sefton Small     Kayne Anderson     Kayne Anderson
                             Company Value   Small Cap Rising   Small Cap Rising
                                 Fund         Dividends Fund     Dividends Fund
                             -------------   ----------------   ----------------

Aggregate net assets          $17,618,339      $33,009,884        $50,628,223
Shares outstanding*             1,621,443        2,021,500          3,100,320
Net asset value per share     $     10.87      $     16.33        $     16.33

                                                                  Pro Forma
                                                                 Combined for
                             Sefton U.S.     Kayne Anderson     Kayne Anderson
                            Company Value  Intermediate Total Intermediate Total
                           Government Fund  Return Bond Fund   Return Bond Fund
                           ---------------  ----------------  ------------------

Aggregate net assets         $41,594,995       $11,700,905       $53,295,900
Shares outstanding*            3,380,718         1,103,094         5,023,176
Net asset value per share    $     12.30       $     10.61       $     10.61

                                                                  Pro Forma
                                                                 Combined for
                                 Sefton      Kayne Anderson     Kayne Anderson
                               California   Intermediate Tax-  Intermediate Tax-
                             -------------  -----------------  -----------------

Aggregate net assets          $39,521,516      $11,182,699        $50,704,215
Shares outstanding*             3,144,113        1,057,802          4,796,993
Net asset value per share     $     12.57      $     10.57        $     10.57


* Each Fund is authorized to issue an indefinite number of shares.

B. COMPARISON OF THE FUNDS


     A brief comparison of each Acquiring Fund and the corresponding Target Fund is set forth below. Please see Section II.F. for more information.


     1. INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of each Target Fund is substantially similar to those of the corresponding Acquiring Fund, except to the extent noted below for the Sefton U.S. Government Fund and for the Sefton California Tax-Free Fund. The investment objective of each Fund is "fundamental," which means that it may not be changed without the consent of a majority of the Fund's outstanding shares, as defined in the Investment Company Act.


*    SEFTON EQUITY VALUE FUND
*    KAYNE ANDERSON RISING DIVIDENDS FUND

     The Sefton Equity Value Fund's investment objective is to seek to provide investors with long-term capital appreciation. The Kayne Anderson Rising Dividends Fund's investment objective is to seek long-term capital appreciation, with dividend income as a secondary consideration, by investing in companies with consistent rising dividends.

     The Sefton Equity Value Fund and The Kayne Anderson Rising Dividends Fund both seek to achieve their investment objective by investing primarily in common stocks. The Sefton Equity Value Fund seeks to achieve its investment objective by investing primarily in common stocks of both domestic and foreign companies with a range of capitalizations that Sefton believes are undervalued by the market. The Sefton Equity Value Fund focuses on companies in the capitalization range of $1 billion to $10 billion even though it may also invest in smaller companies with market capitalizations of less than $1 billion if Sefton believes the company is undervalued by the market.

     In contrast, the Kayne Anderson Rising Dividends Fund seek to achieve its investment objective investment objective by using a blended growth and value strategy to invest in companies generally having a market capitalization of $1 billion or more. At least 65% of the Fund's assets will be invested in consistently growing, highly profitable, low-debt companies of all sizes that meet the Fund's "rising dividends" criteria detailed below. In normal market conditions, at least 80% of the Fund's assets will be invested in common stocks. In selecting securities, Kayne Anderson uses a rising dividends philosophy. It will invest in companies with rising dividends, significant reinvestment of cash flow and low debt. To be considered for investment, a company typically must meet the following growth and quality criteria: (1) consistent dividend increases-it must have increased its dividend in at least seven of the past ten years and not cut its dividends once during that period (the company should have increased dividends at least 100% in the past ten years.); (2) high reinvestment for growth-the company must pay no more than 65% of current earnings towards dividends; and (3) strong balance sheet-the company's long-term debt should be "A" rated or not more than 35% of total capitalization. If a company meets these criteria, Kayne Anderson researches and analyzes that company's relative position in the industry and the industry cycle. Kayne Anderson also considers whether the company's stock price is currently under- or over-valued.

*    SEFTON SMALL COMPANY VALUE FUND
*    KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND

     The Sefton Small Company Value Fund's investment objective is to seek to provide investors with long-term capital appreciation. The Kayne Anderson Small Cap Rising Dividends Fund's investment objective is to seek long-term capital appreciation, with dividend income as a secondary consideration, by investing in small-cap companies with consistent rising dividends.


     Both Sefton Small Company Value Fund and Kayne Anderson Small-Cap Rising Dividends Fund seek to achieve their respective investment objective by investing primarily in common stocks. Sefton Small Company Value Fund seeks to achieve its investment objective by investing primarily in common stocks of both domestic and foreign companies with market capitalizations of $1 billion or less and that Sefton believes are relatively undervalued. Shareholder approval of the Reorganization for this Target Fund would also be deemed to authorize Sefton to invest immediately in companies with the same capitalization range as is used by the corresponding Acquiring Fund as described below.


     In contrast, the Kayne Anderson Small Cap Rising Dividends Fund seeks to achieve its investment objective by using a blended growth and value strategy to invest in companies generally having a market capitalization of up to $3 billion. At least 65% of the Fund's assets will be invested in consistently growing, highly profitable, low-debt companies with market capitalizations of between $50 million and $3 billion and that meet the Fund's "rising dividends" criteria detailed below. The Fund will seek to maintain a simple (non-weighted) average market capitalization of approximately $1 billion for companies in which it invests. In normal market conditions, at least 80% of the Fund's assets will be invested in common stocks. In selecting securities, Kayne Anderson uses a rising dividends philosophy. It will invest in companies with rising dividends, significant reinvestment of cash flow and low debt. To be considered for investment, a company must meet the following growth and quality criteria: (1) Consistent dividend increases-it must have increased its dividend in at least three of the past five years without cutting dividends during that time (the company should have increased dividends at a rate that would double them in ten years); (2) High reinvestment for growth-the company must pay no more than 65% of current earnings towards dividends; and (3) Strong balance sheet-the company's long-term debt should be "A" rated or not more than 35% of total capitalization. If a company meets these criteria, Kayne Anderson researches and analyzes that company's relative position in the industry and the industry cycle. Kayne Anderson also considers whether the company's stock price is currently under- or over-valued.

*    SEFTON U.S. GOVERNMENT FUND
*    KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

     The Sefton U.S. Government Fund's investment objective is to seek to provide investors with as high a level of current income as is consistent with preservation of capital. Kayne Anderson Intermediate Total Return Bond Fund has a substantially similar objective, which is to seek to maximize total return (mainly through current income with capital appreciation as a secondary factor) by investing primarily in investment-grade bonds.

     The Sefton U.S. Government Fund pursues its investment objective by investing at least 65% of its total assets in securities issued or guaranteed by the U.S. Government and agency obligations. The Sefton U.S. Government Fund is an intermediate-term bond fund and expects that its investments in U.S. Government and agency obligations will have an average weighted maturity of five to ten years. The Fund also may invest in certificates of deposit, bankers' acceptances, and commercial paper rated in the two highest categories; investment grade corporate debt securities; investment grade corporate debt securities; investment grade mortgage and asset-backed securities; and similar securities of foreign issuers.

     Unlike the Sefton U.S. Government Fund, which must invest primarily in U.S. Government and agency obligations backed by the full faith and credit of the U.S. Government, the Kayne Anderson Intermediate Total Return Bond Fund seeks to achieve its objective by investing in investment-grade bonds, both foreign and domestic which are not necessarily guaranteed by the U.S. Government. However, at least 90% of the Kayne Anderson Intermediate Total Return Bond Fund's total assets must be investment-grade at the time of purchase. This includes U.S. Government securities, corporate bonds, mortgage-related securities, asset-backed securities, and money market securities. Investment-grade bonds are those rated within the four highest grades by rating agencies such as such as Standard & Poor's, Moody's or Fitch. From time to time, the Fund may also invest in unrated bonds that Kayne Anderson believes are comparable to investment-grade securities. The Kayne Anderson Intermediate Total Return Bond Fund seeks to maintain a dollar-weighted average maturity of three to ten years, which is slightly shorter than the average maturity of the Sefton U.S. Government Fund. Typically, a shorter maturity means that the bond or portfolio has less sensitivity to interest rates. The Kayne Anderson Total Return Bond Fund invests in bonds that Kayne Anderson believes offer attractive yields and are undervalued relative to issues of similar quality and interest rate sensitivity.

*    SEFTON CALIFORNIA TAX-FREE FUND

* KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND (PROPOSED TO BE CALLED KAYNE ANDERSON CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND)


     The Sefton California Tax-Free Fund's investment objective is to seek to provide investors with as high a level of current income exempt from both federal and California personal income taxes as is consistent with preservation of capital. The Kayne Anderson Intermediate Tax-Free Bond Fund's current investment objective is to seek current income exempt from federal income tax by investing primarily in investment-grade municipal bonds.


     In anticipation of this proposed Reorganization and in order to provide a vehicle whereby shareholders of Sefton California Tax-Free Fund may continue to invest in a California municipal bond fund after the Reorganization, Kayne Anderson has requested, and the Trustees of the KA Funds have approved, a change of the name and investment objective of the Kayne Anderson Intermediate Tax-Free Bond Fund so that it will be called Kayne Anderson California Intermediate Tax-Free Bond Fund and that its investment objective will be changed to seek current income exempt from both federal and California personal income taxes by investing primarily in investment-grade California municipal bonds (instead of just seeking current income exempt from federal personal income tax). After this change becomes effective, the Kayne Anderson California Intermediate Tax-Free Bond Fund would have an investment objective that is substantially identical to that of the Sefton California Tax-Free Fund. An amendment to the KA Trust's registration statement has been filed to propose that change and is currently undergoing customary review by the SEC. Simultaneously, KA Funds are asking shareholders of the Kayne Anderson Intermediate Tax-Free Bond Fund to approve this change of investment objective. The KA Funds anticipate that approval.

     The Sefton California Tax-Free Fund pursues its investment objective by investing at least 80% of its net assets in federally tax-exempt securities paying interest that is not subject to the federal alternative minimum tax; and at least 65% of its total assets in municipal securities issued by California and its local governments (California municipal securities). The Sefton California Tax-Free Fund, which invests in investment-grade municipal securities, expects that the average weighted maturity of its investments will be ten or more years. After the proposed change of the investment objective of the Kayne Anderson California Intermediate Tax-Free Bond Fund becomes effective, it is anticipated that the Fund will invest at least 80% of its assets in investment-grade California municipal bonds and notes. The assets will be invested such that at least 80% of the Fund's assets will generate income exempt from federal income tax and the federal alternative minimum tax. Furthermore, at least 90% of its assets must be investment-grade at the time of purchase. Investment-grade bonds are those rated within the four highest grades by rating agencies such as Standard & Poor's, Moody's or Fitch. From time to time, the Fund may also invest in unrated bonds that Kayne Anderson believes are of comparable quality to investment-grade securities. The Fund seeks to maintain a dollar-weighted average maturity of three to ten years. Typically, a shorter maturity means that the bond or portfolio has less sensitivity to interest rates. The Kayne Anderson Intermediate Tax-Free Bond Fund invests in bonds that Kayne Anderson believes offer attractive yields and are undervalued relative to issues of similar quality and interest rate sensitivity.


     2. INVESTMENT RESTRICTIONS


     The fundamental investment restrictions of each Acquiring Fund are substantially similar to the corresponding Target Fund except for the following differences (each investment restriction discussed below, unless stated otherwise, is a fundamental policy of each Fund and cannot be changed without shareholders' approval):

     (1) No Acquiring Fund may change its status as a "diversified" mutual fund under the Investment Company Act. A "diversified" mutual fund company is one which, with respect to 75% of its total assets, (a) may not invest in the securities of any one issuer (other than U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Acquiring Fund would be invested in such issuer (the remaining 25% of the Acquiring Fund's total assets may be invested without restriction except to the extent other investment restrictions may be applicable); and (b) may not purchase more than 10% of the outstanding voting securities of any one issuer. Each Target Fund has also elected to be a "diversified" investment company, other than the Sefton U.S. Government Fund and the Sefton California Tax-Free Fund. Therefore, the Sefton U.S. Government Fund and the Sefton California Tax-Free Fund do not need to meet the diversification requirements set forth above and would be able to concentrate their investments in a smaller number of securities. If the shareholders of the Kayne Anderson Intermediate Tax-Free Fund approve the pending proposals to change it into a California municipal bond fund, it also would become a non-diversified fund.

     (2) Each Target Fund may invest up to 15% of the value of its net assets in illiquid securities. Each Acquiring Fund, however, has a non-fundamental investment restriction which provides that it may only invest up to 10% of the value of it net assets in such securities.

     (3) Each Target Fund may enter into reverse repurchase agreements or borrow from banks up to 5% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 5% of the current value of its total net assets (but investment may not be purchased by the Target Fund while such borrowings exist). The Acquiring Funds may enter into similar arrangements except that each Acquiring Fund may also engage in other permissible leveraging activities including dollar roll transactions that are accounted for as financings. Furthermore, unlike the Target Funds, which have a 5% limit on borrowings, each Acquiring Fund may borrow in an amount not in excess of one-third of the value of the Acquiring Fund's total assets (at the lesser of acquisition cost or current market value). Also, unlike the Target Funds, which prohibit any investments be made by a Target Fund so long as any borrowing exist, the Acquiring Funds restrict additional investments for the Acquiring Funds if its borrowings exceed 10% of total assets.

     (4) Each Target Fund may loan portfolio securities up to one-third of its net assets. Similarly, each Acquiring Fund, however, may make loans of portfolio securities of no more than one-third of each Acquiring Fund's net assets.

     (5) Each Target Fund may not invest more than 5% of the value of a Target Fund's total assets in the securities of any one investment company; invest more than 10% of the value of a Target Fund's total assets in the aggregate in securities of investment companies as a group; or invest such that more than 3% of the outstanding voting stock of any one investment company will be owned by any Target Fund or by the Target Funds as a group. Each Acquiring Fund has a non-fundamental investment restriction that provides that each may, subject to disclosures in the prospectus and the provisions of the Investment Company Act, invest more than 10% of its assets in other investment companies as a group. Furthermore, each Acquiring Fund has also reserved the right to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as the Acquiring Fund, thereby converting the Acquiring Fund into a feeder fund in a master-feeder structure.

     (6) Each Target Fund may not sell securities short (other than short sales "against the box") and may not purchase securities on margin, except that a Target Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sale of securities. The Acquiring Funds have similar restrictions. However, in the case of the Acquiring Funds, those are non-fundamental investment restrictions and can therefore be changed by the Board without shareholders' approval.

     (7) Each Target Fund may not write, purchase or sell put or call options in an amount more than 5% of its total assets for purposes other than bona fide hedging. The Acquiring Funds do not have such a percentage limitation.

     (8) Each Target Fund may not purchase or retain the securities of any issuer, if the individual officers and Trustees of the Target Funds, Sefton or BISYS Fund Services, each owning beneficially more than half of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer. Similarly, the Acquiring Funds would be prohibited from buying securities of any issuer that their officers, Trustees, Kayne Anderson or First Fund Distributors, Inc. together own more than 5% of that issuer.

     (9) Each Target Fund may not invest more than 5% of its net assets in warrants that are unattached to securities, included within that amount (except for the Sefton Small Company Value Fund), no more than 2% of the value of the Target Fund's net assets may be warrants which are not listed on the New York or American Stock Exchanges. The Acquiring Funds do not have any specific restriction on their ability to invest in warrants.

     (10) Each Target Fund may not invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation. The Acquiring Funds do not have a similar restriction.

     (11) Each Acquiring Fund has a non-fundamental investment restriction that provides that it may not participate on a joint basis in any trading account in securities, although Kayne Anderson may aggregate orders for the sale or purchase of securities with other accounts it manages to reduce brokerage costs or to average prices. The Target Funds do not have such restrictions.

     (12) Each Acquiring Fund has a non-fundamental investment restriction that provides that it may not invest more than 5% of its net assets in indexed securities. The Target Funds do not have such restrictions.

     In the above discussion, all percentage limitations apply immediately after a purchase and, in most cases, a subsequent change in the applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

     To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

     3. COMPARATIVE PERFORMANCE INFORMATION

     The chart below shows the risks of investing in each Fund and how each Fund's total return has varied from year-to-year. The table compares each Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

COMPARATIVE PERFORMANCE INFORMATION BETWEEN SEFTON EQUITY VALUE FUND AND KAYNE ANDERSON RISING DIVIDENDS FUND

                                                    Kayne Anderson
          Sefton Equity Value Fund*             Rising Dividends Fund**
          -------------------------           ---------------------------
          1996      1997      1998             1996      1997       1998
          ----      ----      ----             ----      ----       ----
         30.70%    25.25%    -9.40%           19.09%    30.99%     14.14%


* During the three-year period described above in the bar chart, the Sefton Equity Value Fund's best quarter was Q2 1997 (+12.60%) and its worst quarter was Q3 1998 (-15.73%). The Fund's 1999 return through September 30, 1999 was - 9.89%.

** During the three-year period described above in the bar chart, the Kayne Anderson Rising Dividends Fund's best quarter was Q2 1997 (+16.43%) and its worst quarter was Q3 1998 (-13.90%). The Fund's 1999 return through September 30, 1999 was 5.76%.

AVERAGE ANNUAL RETURNS THROUGH 12/31/98

                                                     Since           Since
                                                  Inception of     Inception of
                                                  Target Fund    Acquiring Fund
                                        1 Year     (04/03/95)      (05/01/95)
                                        ------    ------------   ---------------

Sefton Equity Value Fund                 -9.40%      15.60%            N/A

Kayne Anderson Rising Dividends Fund     14.14%        N/A           23.16%

S&P 500 Index                            28.58%      29.59%          28.69%

COMPARATIVE PERFORMANCE INFORMATION BETWEEN SEFTON SMALL COMPANY VALUE FUND AND KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND

                                                     Kayne Anderson
     Sefton Small Company Value Fund*       Small Cap Rising Dividends Fund**
     --------------------------------       ---------------------------------
                  1998                             1997          1998
                  ----                             ----          ----
                -15.69%                           19.46%        16.17%


* During the one-year period described above in the bar chart, the Sefton Small Company Value Fund's best quarter was Q4 1998 (+5.15%) and its worst quarter was Q3 1998 (-21.34%). The Fund's 1999 return through September 30, 1999 was -6.58%.

**   During the  two-year  period  described  above in the bar chart,  the Kayne
     Anderson Small Cap Rising Dividends Fund's best quarter was Q4 1998 (+15.43%) and its worst quarter was Q3 1998 (-10.24%). The Fund's 1999 return through September 30, 1999 was -0.58%.

AVERAGE ANNUAL RETURNS THROUGH 12/31/98

                                                     Since           Since
                                                  Inception of     Inception of
                                                  Target Fund    Acquiring Fund
                                        1 Year     (06/30/97)      (10/28/96)
                                        ------    ------------   ---------------

Sefton Small Company Value Fund         -15.69%       -6.75%          N/A

Kayne Anderson Small Cap Rising
  Dividends Fund                         16.17%       17.06%         18.12%

Russell 2000 Index                       -2.55%        5.40%         10.69%

COMPARATIVE PERFORMANCE INFORMATION BETWEEN SEFTON U.S. GOVERNMENT FUND AND KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND

                                             Kayne Anderson Intermediate Total
        Sefton U.S. Government Fund*                 Return Bond Fund**
        ----------------------------         ---------------------------------
          1996      1997      1998                    1997      1998
          ----      ----      ----                    ----      ----
          1.73%     8.41%     7.42%                   7.19%     7.61%


* During the three-year period described above in the bar chart, the Sefton U.S. Government Fund's best quarter was Q4 1996 (+3.01%) and its worst quarter was Q1 1996 (-2.59%). The Fund's 1999 return through September 30, 1999 was -1.02%.

** During the two-year period described above in the bar chart, the Kayne Anderson Intermediate Total Return Bond Fund's best quarter was Q3 1998 (+4.20%) and its worst quarter was Q1 1997 (-0.73%). The Fund's 1999 return through September 30, 1999 was -0.33%.

AVERAGE ANNUAL RETURNS THROUGH 12/31/98

                                                     Since           Since
                                                  Inception of     Inception of
                                                  Target Fund    Acquiring Fund
                                        1 Year     (04/03/95)      (10/28/96)
                                        ------    ------------   ---------------

Sefton U.S. Government Fund              7.42%       7.82%            8.23%

Kayne Anderson Intermediate Total
  Return Bond Fund                       7.61%        N/A             6.88%

Lehman Brothers Intermediate
  Government/Corporate Bond Index        8.42%       8.21%            7.83%

COMPARATIVE PERFORMANCE INFORMATION BETWEEN SEFTON CALIFORNIA TAX-FREE FUND AND KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND

                                                     Kayne Anderson
     Sefton California Tax-free Fund*       Intermediate Tax-free Bond Fund**
     --------------------------------       ---------------------------------
         1996      1997      1998                   1997        1998
         ----      ----      ----                   ----        ----
         4.58%     8.45%     6.11%                  4.26%       4.37%


* During the three-year period described above in the bar chart, the Sefton California Tax-Free Fund's best quarter was Q4 1996 (+2.69%) and its worst quarter was Q1 1996 (-1.48%). The Fund's 1999 return through September 30, 1999 was -1.48%.

** During the two-year period described above in the bar chart, the Kayne Anderson Intermediate Tax-Free Bond Fund's best quarter was Q3 1998 (+1.78%) and its worst quarter was Q1 1997 (-0.13%). The Fund's 1999 return through September 30, 1999 was 0.36%.

AVERAGE ANNUAL RETURNS THROUGH 12/31/98

                                                     Since           Since
                                                  Inception of     Inception of
                                                  Target Fund    Acquiring Fund
                                        1 Year     (04/03/95)      (10/28/96)
                                        ------    ------------   ---------------

Sefton California Tax-Free Fund          6.11%        7.30%           8.00%

Kayne Anderson Intermediate Tax-Free
  Bond Fund                              4.37%         N/A            3.94%

Lehman Brothers 10-Year Municipal
  Bond Index                             6.76%        8.03%           8.12%

Lehman Brothers 5-Year Municipal
  Bond Index                             5.85%        6.34%           6.17%


     4. ADVISORY FEES AND OTHER EXPENSES

     Sefton serves as investment adviser to the Sefton U.S. Government Fund, Sefton California Tax-Free Fund and Sefton Equity Value Fund pursuant to a Master Investment Advisory Contract and Supplements thereto effective April 3, 1995. Sefton also serves as investment adviser to the Sefton Small Company Value Fund pursuant to an Advisory Agreement effective on May 2, 1997. Kayne Anderson serves as investment adviser to the Acquiring Funds pursuant to an Investment Management Agreement dated September 30, 1996 with KA Funds on behalf of each Acquiring Fund.

     Each Target Fund has contractually agreed to pay Sefton an advisory fee calculated based on the average daily net assets of each Target Fund as set forth below:


                  Sefton Equity Value Fund                    1.00%
                  Sefton Small Company Value Fund             1.25%
                  Sefton U.S. Government Fund                 0.60%
                  Sefton California Tax-Free Fund             0.60%

     Each Acquiring Fund has contractually agreed to pay Kayne Anderson an investment advisory fee calculated based on the average daily net assets of each Acquiring Fund as set forth below:

                  Rising Dividends Fund                       0.75%
                  Small Cap Rising Dividends Fund             0.85%
                  Intermediate Total Return Bond Fund0.50%
                  Intermediate Tax-Free Bond Fund             0.50%


     As can be seen from the above tables, the contractual management fee rate for each Acquiring Fund is lower than that of the corresponding Target Fund. In addition, other than for the case of the Sefton U.S. Government Fund, the actual (after reductions) overall expenses of each Acquiring Fund is lower than the actual (after reductions) overall expenses of the corresponding Target Fund. In the case of the Sefton U.S. Government Fund, the net expenses of the Kayne Anderson Intermediate Total Return Bond Fund was higher than the Sefton U.S. Government Fund by only 0.01%.

     Other than the Sefton U.S. Government Fund, the total annual expense limitation of each Acquiring Fund currently is lower than that of the corresponding Target Fund. Kayne Anderson agreed to those expense limitations (excluding interest and taxes) under a contract with a one-year term, renewable at the end of each fiscal year. Kayne Anderson expects to renew that contract. An Acquiring Fund is required to reimburse Kayne Anderson for any reductions in Kayne Anderson's fee or its payment of expenses only during the three years following that reduction and only if such reimbursement can be achieved within the agreed expense limits. Kayne Anderson generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year.


     For the fiscal year ended December 31, 1998, Kayne Anderson received investment advisory fees of approximately $334,518 from the Kayne Anderson Rising Dividends Fund; approximately $218,722 from the Kayne Anderson Small Cap Rising Dividends Fund but reduced its fee and reimbursed expenses by a total of $12,965; approximately $120,618 from the Kayne Anderson Intermediate Total Return Bond Fund but reduced its fee and reimbursed expenses by a total of $15,132; and approximately $34,150 from the Kayne Anderson Intermediate Tax-Free Bond Fund but reduced its fee and reimbursed expenses by a total of $99,797.

     5. PORTFOLIO MANAGERS

     The investment adviser to each Acquiring Fund is Kayne Anderson Investment Management, LLC (as defined above, "Kayne Anderson"). Kayne Anderson has furnished investment advice to institutional and private clients since 1984. As of December 31, 1998, Kayne Anderson and an affiliated investment adviser, KAIM Non-Traditional, L.P., managed approximately $4.7 billion for their clients.

ALLAN RUDNICK is the Portfolio Manager for the Kayne Anderson Rising Dividends Fund and serves as Chief Investment Officer of Kayne Anderson. Before joining Kayne Anderson as its Chief Investment Officer in 1989, he was President of Pilgrim Asset Management and Chief Investment Officer for the Pilgrim Group of Mutual Funds. Mr. Rudnick has over 25 years of experience in the investment industry since earning a BA from Trinity College and an MBA from Harvard Business School.

ROBERT SCHWARZKOPF, CFA is the Portfolio Manager for the Kayne Anderson Small Cap Rising Dividends Fund. Before joining Kayne Anderson as a Portfolio Manager in 1991, he was a Portfolio Manager for the Pilgrim Group of Mutual Funds. Mr. Schwarzkopf has 15 years of experience in the investment industry. He earned BA and MS degrees from the University of Miami.

MARK E. MILLER is the Portfolio Manager for the Kayne Anderson Intermediate Total Return Bond Fund and the Kayne Anderson Intermediate Tax-Free Bond Funds. Prior to joining Kayne Anderson as a Portfolio Manager in April, 1994, Mark was responsible for more than $1 billion in individual and institutional fixed income portfolios with Bank of America Capital Management. Mr. Miller has over 10 years of experience in the securities business. He earned a BA from the University of California at Los Angeles.

     6. DISTRIBUTION AND SHAREHOLDER SERVICES


     Shares of the Target Funds are distributed by BISYS Fund Services Limited Partnership ("BISYS"), a registered broker-dealer. BISYS, which serves as the Target Funds' distributor and principal underwriter in a continuous public offering of the Target Funds' shares, has its principal offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Distributor does not impose any sales charge on purchases of shares of the Target Funds.


     Shares of the Acquiring Funds are distributed by First Fund Distributors, Inc., a registered broker-dealer with its principal offices at 4455 East Camelback Road, Suit 261E, Phoenix, Arizona 85018. Similar to the case of BISYS, First Fund Distributors, Inc. does not impose any sales charge on purchases of shares of the Acquiring Funds. Furthermore, no sales charge is imposed by on reinvestment of dividends or capital gains distributions.


     The Target Funds generally require a minimum initial investment of $2,000, and subsequent investments of $50 or more. The Acquiring Funds generally require a minimum investment also of $2,000, and subsequent investments of $250 or more. Both the Acquiring Funds and the Target Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the respective Funds.


     7. REDEMPTION AND EXCHANGE PROCEDURES


     Shareholders of each of the Target Funds and the Acquiring Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

     Both the Target Funds and the Acquiring Funds may involuntarily redeem a shareholder's shares if the combined aggregate net asset value of the shares in a shareholder's account is less than $2,000 due to redemptions. If the shareholder's account balance is not brought up to the minimum or the shareholder does not send the Funds other instructions, the Funds will redeem the shares and send the shareholder the proceeds.

     Shareholders of a Target Fund currently may exchange their Target Fund Shares into another Target Fund with the same shareholder account registration, taxpayer identification number and address without the imposition of any sales charges or exchange fees, subject to the new Target Fund's $2,000 minimum investment requirement. The Acquiring Funds have similar requirements. If the Reorganization of each Target Fund were approved by shareholders of the respective Target Fund, then, after the closing of the Reorganization for a Target Fund, shareholders of a Target Fund would be able to exchange into other Acquiring Funds. An exchange is treated as a sale and may result in a realized gain or loss for tax purposes. Furthermore, the Acquiring Funds may restrict or refuse exchanges if the KA Funds receive, or anticipate receiving, simultaneous orders affecting a large portion of an Acquiring Fund's assets or if the KA Funds detect a pattern of exchanges that suggests a market-timing strategy. In addition, the KA Funds reserve the right to refuse exchanges into an Acquiring Fund by any person or group if, in the judgment of KA Funds, the affected Acquiring Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.


     Other restrictions may apply. Refer to the Combined Prospectus and the Combined Statement of Additional Information for the Acquiring Funds for other exchange policies.

     8. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


     Each Acquiring Fund and each Target Fund distributes substantially all of its net investment income and net capital gains to shareholders each year, if any. Each Acquiring Fund and each Target Fund currently intends to make one or, if necessary to avoid the imposition of tax on a Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of each calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (December 31 for both the Acquiring Funds and the Target Funds).

     Each Acquiring Fund and each Target Fund has elected and qualified as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and meets all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments that satisfies certain diversification criteria.


     9. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Subject to policies established by the Board of Trustees of KA Funds, Kayne Anderson is primarily responsible for arranging the execution of the Acquiring Funds' portfolio transactions and the allocation of brokerage activities. In arranging these transactions, Kayne Anderson will seek to obtain the most favorable price and execution for each Acquiring Fund, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities, and research, market and statistical information provided by such firm. While Kayne Anderson generally seeks reasonably competitive commission rates, an Acquiring Fund will not necessarily always receive the lowest commission available. In fact, the Acquiring Funds may pay to those securities broker-dealers who provide brokerage and research service to Kayne Anderson a higher commission than that charged by other securities broker-dealers if Kayne Anderson determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of Kayne Anderson and to any other accounts over which Kayne Anderson exercises investment discretion. Kayne Anderson also may buy and sell securities for the Acquiring Funds through its affiliated broker-dealer, KA Associates, Inc. The Board of Trustees of KA Funds regularly reviews those transactions to determine that any commissions paid are fair and reasonable and meet relevant legal requirements.

     10. SHAREHOLDERS' RIGHTS


     Both the Sefton Trust and the KA Funds are Delaware business trusts. Because each Target Fund is a series of Sefton Trust and each Acquiring Fund is a series of KA Funds, their operations are governed by their respective Trust's Declaration of Trust and By-laws and applicable Delaware law.

     The Funds normally will not hold meetings of shareholders except as required under the Investment Company Act and Delaware law. However, shareholders holding 10% or more of the outstanding shares of either an Acquiring Fund or a Target Fund may call meetings for their respective Trust for the purpose of voting on the removal of one or more of the Trustees.


     Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of the Funds entitled to one vote for each full share of the Funds (and a fractional vote for each fractional share) held in the shareholder's name on the books of the Funds as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.

C. RISK FACTORS


     The investment objective, policies, strategies and restrictions of each Target Fund and its corresponding Acquiring Fund are substantially similar, except for the focus on U.S. government and agency securities of the Sefton U.S. Government Fund compared to the Kayne Anderson Intermediate Total Return Bond Fund. Also, except for the comparatively greater risk noted below for the Kayne Anderson Intermediate Total Return Bond Fund, the overall level of investment risk should not materially change as a result of the Reorganization.

     The following risk considerations that an investor should consider are relevant to both the Target Fund and the corresponding Acquiring Fund. Although Kayne Anderson will seek to achieve the investment objective of the each Acquiring Fund, there is no assurance that it will be able to do so. In addition, no single fund should be considered, by itself, to provide a complete investment program for any investor.

SPECIAL RISK FACTORS FOR KAYNE ANDERSON RISING DIVIDENDS FUND (for shareholders of Sefton Equity Value Fund.)

     Both the Kayne Anderson Rising Dividends Fund and the Sefton Equity Value Fund invest in common stocks and other securities which are subject to stock market risks. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods.


     However, the Kayne Anderson Rising Dividends Fund use a blended growth and value strategy whereas Sefton Equity Value Fund uses a pure value approach. Therefore, the Acquiring Fund is more likely to invest in higher price-earnings multiple growth companies than the Target Fund. Those growth companies tend to have more volatile stock prices and may, therefore, make the share price of the Acquiring Fund more volatile than that of the Target Fund.


     In addition, Sefton Equity Value Fund focuses on mid-cap companies whereas Kayne Anderson Rising Dividends Fund focuses on large-cap companies. Even though large capitalization companies tend in general to be more stable, in recent years there has been a large increase in the price-earnings multiples of large capitalization stocks, which has not been matched by mid-cap stocks. Therefore, the stock holdings in the Kayne Anderson Rising Dividends Fund on average has a higher price-earnings multiple than those in the Sefton Equity Value Fund. Thus, the stocks held by the Kayne Anderson Rising Dividends Fund may be more vulnerable to a market correction affecting growth stocks more than other types of stocks.

SPECIAL RISK FACTORS FOR KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND (for shareholders of Sefton Small Company Value Fund.)

     Both the Kayne Anderson Small Cap Rising Dividends Fund and the Sefton Small Company Value Fund invest in common stocks and other securities which are subject to stock market risks. The value of the stocks that the Funds hold, like the broader stock market, may decline over short or even extended periods.


     However, the Kayne Anderson Small Cap Rising Dividends Fund use a blended growth and value strategy whereas Sefton Equity Value Fund uses a pure value fund approach. Therefore, the Acquiring Fund is more likely to invest in higher price-earnings multiple growth companies than the Target Fund. Those growth companies tend to have more volatile stock prices and may, therefore, make the share price of the Acquiring Fund be more volatile than that of the Target Fund.

     In addition, both the Target Fund and the Acquiring Funds focus on small-cap stocks, which may expose shareholders to additional risks. Smaller companies typically have more limited-product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more-limited volume than those of larger, more mature companies. As a result, small-cap stocks-and therefore the Funds-may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.


     In addition to the risks summarized above, there are additional risks with investing in the Acquiring Funds. See the Combined Prospectus and Statement of Additional Information for more information on the risks of each Acquiring Fund.

SPECIAL RISK FACTORS FOR KAYNE ANDERSON Intermediate TOTAL RETURN BOND FUND (for shareholders of Sefton U.S. Government Fund)

     Unlike the Sefton U.S. Government Fund, which invests primarily in U.S. Government securities backed by the full faith and credit of the U.S. Government, the Kayne Anderson Intermediate Total Return Bond Fund invests primarily in domestic and foreign investment-grade bonds that have greater credit risk. Overall, this difference means that the value of an investment in the Kayne Anderson Intermediate Total Return Bond Fund would be more volatile. The Kayne Anderson Intermediate Total Return Bond Fund is a corporate bond fund which invests primarily in corporate bonds (instead of investing primarily U.S. Government bonds as in the case of Sefton U.S. Government Fund). Corporate bonds are issued by private companies and are not backed by the full faith and credit of the U.S. Government and therefore are subject to a credit risk-the risk that the issuer may default or otherwise be unable to pay the principal and/or interest of the debt when due. If this happens, you may lose a portion of your principal. However, Kayne Anderson attempts to reduce that risk by investing primarily in investment-grade bonds. In addition, the Kayne Anderson Total Return Bond Fund may also invest in foreign bonds, which may be denominated in foreign currencies. To the extent the exchange rates for those foreign currencies fluctuate unfavorably against the US dollar, the Fund may suffer a loss.

     Both Funds are subject to interest rate risk. Generally, increases in interest rates may cause the value of a Fund's investments to decline. The Kayne Anderson Intermediate Total Return Bond Fund seeks to reduce the risk by emphasizing total return (which includes both income and capital gains) instead of Sefton U.S. Government Bond Fund's slightly narrower objective, which is to seek maximum current income. Still, the risk of an investment in the Kayne Anderson Intermediate Bond Fund would be higher. In the Acquiring Fund's case, Kayne Anderson may decide to invest in a security that pays lower current income in anticipation of a possibility of capital gain or in anticipation of a lesser effect of a capital loss. To the extent Kayne Anderson's projections are inaccurate, you may not be able to get as high a level of current income as you otherwise would.


SPECIAL RISK FACTORS FOR KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND (for shareholders of Sefton California Tax-Free Fund.)

     As discussed above, the Sefton California Tax-Free Fund will be reorganized into the Kayne Anderson Intermediate Tax-Free Bond Fund. Currently, the investment objective of the Kayne Anderson Intermediate Tax-Free Bond Fund is to seek current income exempt from federal income tax. Kayne Anderson, however, is in the process of seeking shareholders' approval to change the objective of that Fund to one that is substantially identical to the Sefton California Tax-Free Fund. If shareholders of the Kayne Anderson Intermediate Tax-Free Bond Fund approve the change, the name of the Acquiring Fund will become Kayne Anderson California Intermediate Tax-Free Bond Fund and the objective of the Acquiring Fund will be to seek current income exempt from both federal income tax and California personal income tax by investing primarily in investment-grade California municipal bonds.

     Because the Kayne Anderson California Intermediate Tax-Free Bond Fund and the Sefton California Tax-Free Fund both invest primarily in securities issued by entities located in a single state, each fund is more susceptible to changes in value due to political or economic changes affecting that state or its subdivisions.

D. RECOMMENDATION OF THE BOARD OF TRUSTEES


     The Board of Trustees of the Sefton Trust and the KA Funds each (including a majority of the independent Trustees each trust), after due consideration, has unanimously determined that the Reorganization is in the best interests of the shareholders of each Target Fund (in the case of the Sefton Trust Trustees) and each Acquiring Fund (in the case of the KA Funds Trustees) and that the interests of the existing shareholders of each Acquiring Fund and Target Fund, as the case may be, would not be diluted thereby. The Boards specifically considered the following factors:

     (1) The favorable efficiencies that could occur if each Target Fund and the corresponding Acquiring Fund's assets were combined.

     (2) The expected absence of adverse effects on the Acquiring Fund by adding the corresponding Target Fund's assets to it.


     (3) The favorable experience and resources of Kayne Anderson and the other service providers to the Acquiring Funds.


     (4) The favorable comparative performance and current and expected expenses of the Acquiring Funds compared to the Target Funds.


    THE TRUSTEES OF THE SEFTON TRUST UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS
           OF EACH TARGET FUND VOTE FOR THE ADOPTION OF THE PROPOSAL.


E. DISSENTERS' RIGHTS OF APPRAISAL


     Shareholders of a Target Fund who object to a proposed Reorganization will not be entitled to any "dissenters' rights" under Delaware law. However, those shareholders have the right at any time up to when the Reorganization occurs to redeem shares of the Target Fund at net asset value or to exchange their shares for shares of the other funds offered by the Sefton Trust without charge (however, each other series of Sefton Trust are involved with the Reorganization). After the Reorganizations, shareholders of a Target Fund will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Acquiring
Funds'  Prospectus  dated  May  5,  1999,   subject  to  applicable   redemption
procedures.

F. FURTHER INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

     Further information about each Target Fund and each Acquiring Fund are contained in the documents set forth at the beginning of this Combined Proxy Statement and Prospectus under the heading "WHAT OTHER IMPORTANT DOCUMENTS SHOULD I KNOW ABOUT?"


     In addition, both the Sefton Trust and KA Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, and they file reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549, and on the SEC's web site (http://www.sec.gov).

G. VOTE REQUIRED


     Approval of each proposed Reorganization requires the affirmative vote of the holders of a majority of the shares of each Target Fund present or voting by proxy at the Shareholder Meeting. If the shareholders of a Target Fund do not approve the proposed Reorganization for that Target Fund, or if the Reorganization is not consummated for any other reason, then Kayne Anderson would have no further obligation to that Target Fund but would satisfy its prior obligations described in this Combined Proxy Statement and Prospectus through the date of that unfavorable shareholder vote or other termination event. The Board of Trustees of Sefton Trust would then take any further action as it deems to be in the best interest of the Target Fund concerned and its shareholders, including liquidation, subject to approval by the shareholders of the Target Fund if required by applicable law.


H. FINANCIAL HIGHLIGHTS


     The financial highlights table for the Target Funds is intended to help you understand the Target Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights for the fiscal year ended December 31, 1998, period ended December 31, 1997, fiscal year ended March 31, 1997 and the period from commencement of investment operations (April 3, 1995) to March 31, 1996 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the Sefton Trust's Annual Report and which is incorporated by reference in its Statement of Additional Information ("SAI"). In May 1997, each Target Fund changed its fiscal year-end from March 31 to December
31. This information should be read in conjunction with the financial statements and notes thereto which are incorporated by reference in the SAI.

                            SEFTON EQUITY VALUE FUND


                                                  6 Months        Year       Period        Year      Period
                                                Ended 6/30/99    Ended        Ended        Ended      Ended
                                                 (unaudited)    12/31/98    12/31/97(4)   3/31/97   3/31/96(1)
                                                 -----------    --------    -----------   -------   ----------
Net asset value, beginning of period ..........   $ 15.33        $ 17.45     $ 16.42       $ 14.92    $ 12.00
                                                  -------        -------     -------       -------    -------
Income from investment operations:
  Net investment income .......................      0.07           0.22        0.14          0.17       0.21
  Net realized and unrealized gain (loss)
    on investment transactions ................      0.26          (1.87)       3.45          3.14       2.92
Total income from investment operations .......      0.33          (1.65)       3.59          3.31       3.13
Dividends and distributions to shareholders:
  Dividends from net investment income ........     (0.07)         (0.21)      (0.14)        (0.17)     (0.21)
  Distributions from net realized gains
    from investment transactions ..............     --             (0.26)      (2.42)        (1.64)     --
                                                  -------        -------     -------       -------    -------

Total dividends and distributions .............     (0.07)         (0.47)      (2.56)        (1.81)     (0.21)
                                                  -------        -------     -------       -------    -------

Net asset value-end of period .................   $ 15.59        $ 15.33     $ 17.45       $ 16.42    $ 14.92

Total return ..................................      2.20%(2)      (9.40)%     22.13%(2)     23.15%     26.31%(2)

Ratios/Supplemental Data:
  Net assets, end of period (000's) ...........   $65,572        $75,153     $85,278       $86,316    $36,326
                                                  =======        =======     =======       =======    =======

Ratio of net expenses to average net assets ...      1.42%(3)       1.39%       1.41%(3)      1.52%      1.55%(3)
Ratio of net investment income to average
 net assets ...................................      0.93%(3)       1.35%       1.02%(3)      1.13%      1.68%(3)
Ratio of expenses to average net assets
 without fee waivers ..........................      1.42%(3)       1.39%       1.43%(3)      1.56%      1.66%(3)
Portfolio turnover rate(5) ....................     89.05%         82.44%      42.10%        77.65%     62.76%

----------
(1)  Fund commenced investment operations April 3, 1995.
(2)  Total return is not annualized.
(3)  Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

See Notes to Financial Statements.

                         SEFTON SMALL COMPANY VALUE FUND


                                               6 Months Ended     Year         Period
                                                  6/30/99         Ended         Ended
                                                (unaudited)      12/31/98     12/31/97(1)
                                                -----------      --------     -----------
Net asset value, beginning of period ..........   $ 10.66         $ 12.74      $ 12.00
                                                  -------         -------      -------
Income from investment operations:
  Net investment income .......................      0.30(2)         0.11         0.07
  Net realized and unrealized gain (loss)
   on investment transactions .................     (0.07)          (2.10)        0.74
Total income from investment operations .......      0.23           (1.99)        0.81
Dividends and distributions to shareholders:
  Dividends from net investment income ........     (0.02)          (0.09)       (0.07)

Total dividends and distributions .............     (0.02)          (0.09)       (0.07)
                                                  -------         -------      -------

Net asset value-end of period .................   $ 10.87         $ 10.66      $ 12.74

Total return ..................................      2.20%(3)      (15.69)%       6.76%(3)

Ratios/Supplemental Data:
  Net assets, end of period (000's) ...........   $17,618         $35,336      $29,680
                                                  =======         =======      =======

Ratio of net expenses to average net assets....      1.51%(4)        1.55%        1.59%(4)
Ratio of net investment income to average
 net assets ...................................      0.57%(4)        0.95%        1.15%(4)
Ratio of expenses to average net assets
 without fee waivers ..........................      1.88%(4)        1.75%        1.81%(4)
Portfolio turnover rate(5) ....................     50.09%          59.24%       14.81%

----------
(1) Fund commenced investment operations June 30, 1997 (commencement of operations) through December 31, 1997.
(2) Net investment income per share was calculated using the average shares method.
(3)  Total return is not annualized.
(4)  Annualized.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

See Notes to Financial Statements.

                           SEFTON U.S. GOVERNMENT FUND


                                                  6 Months        Year       Period         Year       Period
                                                Ended 6/30/99    Ended        Ended         Ended       Ended
                                                 (unaudited)    12/31/98    12/31/97(4)    3/31/97    3/31/96(1)
                                                 -----------    --------    -----------    -------    ----------
Net asset value, beginning of period ..........   $ 12.83        $ 12.62       $ 12.01      $ 12.35     $ 12.00
                                                  -------        -------       -------      -------     -------
Income from investment operations:
  Net investment income .......................      0.34           0.69          0.52         0.69        0.71
  Net realized and unrealized gain (loss)
    on investment transactions ................     (0.53)          0.23          0.61        (0.29)       0.37
Total income from investment operations .......     (0.19)          0.92          1.13         0.40        1.08
Dividends and distributions to shareholders:
  Dividends from net investment income ........     (0.34)         (0.69)        (0.52)       (0.69)      (0.71)
  Distributions from net realized gains
    from investment transactions ..............     --             (0.02)        --           (0.05)      (0.02)
                                                  -------        -------       -------      -------     -------

Total dividends and distributions .............     (0.34)         (0.71)        (0.52)       (0.74)      (0.73)
                                                  -------        -------       -------      -------     -------

Net asset value-end of period .................   $ 12.30        $ 12.83       $ 12.62      $ 12.01     $ 12.35

Total return ..................................     (1.54)%(2)      7.42%         9.59%(2)     3.31%       9.06%(2)

Ratios/Supplemental Data:
  Net assets, end of period (000's) ...........   $41,595        $36,626       $35,278      $30,062     $19,096
                                                  =======        =======       =======      =======     =======

Ratio of net expenses to average net assets ...      1.00%(3)       0.94%         1.02%(3)     1.09%       1.02%(3)
Ratio of net investment income to average
 net assets ...................................      5.38%(3)       5.40%         5.60%(3)     5.64%       5.68%(3)
Ratio of expenses to average net assets
 without fee waivers ..........................      1.08%(3)       1.04%         1.17%(3)     1.39%       1.39%(3)
Portfolio turnover rate(5) ....................      3.00%         12.94%         5.49%       11.94%      45.41%

----------
(1)  Fund commenced investment operations April 3, 1995.
(2)  Total return is not annualized.
(3)  Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

See Notes to Financial Statements.

                         SEFTON CALIFORNIA TAX-FREE FUND


                                                  6 Months        Year       Period         Year       Period
                                                Ended 6/30/99    Ended        Ended         Ended       Ended
                                                 (unaudited)    12/31/98    12/31/97(4)    3/31/97    3/31/96(1)
                                                 -----------    --------    -----------    -------    ----------
Net asset value, beginning of period .......      $ 12.99        $ 12.84     $ 12.26       $ 12.19      $ 12.00
                                                  -------        -------     -------       -------      -------
Income from investment operations:
  Net investment income ....................         0.28           0.55        0.43          0.59         0.58
  Net realized and unrealized gain (loss)
    on investment transactions .............        (0.42)          0.21        0.65          0.09         0.20
Total income from investment operations ....        (0.14)          0.76        1.08          0.68         0.78
Dividends and distributions to shareholders:
  Dividends from net investment income .....        (0.28)         (0.55)      (0.43)        (0.59)       (0.58)
  Distributions from net realized gains
    from investment transactions ...........           --          (0.06)      (0.07)        (0.02)       (0.01)
                                                  -------        -------     -------       -------      -------

Total dividends and distributions ..........        (0.28)         (0.61)      (0.50)        (0.61)       (0.59)
                                                  -------        -------     -------       -------      -------

Net asset value-end of period ..............      $ 12.57        $ 12.99     $ 12.84       $ 12.26      $ 12.19

Total return ...............................        (1.13%)(2)      6.11%       8.93%(2)      5.69%        6.60%(2)

Ratios/Supplemental Data:
  Net assets, end of period (000's) ........      $39,522        $40,564     $40,303       $35,504      $42,593
                                                  =======        =======     =======       =======      =======

Ratio of net expenses to average net assets          0.93%(3)       0.89%       0.94%(3)      0.88%        0.83%(3)
Ratio of net investment income to average
 net assets ................................         4.33%(3)       4.28%       4.54%(3)      4.83%        4.83%(3)
Ratio of expenses to average net assets
 without fee waivers .......................         1.08%(3)       1.04%       1.12%(3)      1.17%        1.16%(3)
Portfolio turnover rate(5) .................         1.39%         36.44%      12.97%        14.52%       93.90%

----------
(1)  Fund commenced investment operations April 3, 1995.
(2)  Total return is not annualized.
(3)  Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

See Notes to Financial Statements.

     The following selected per-share data and ratios for the Acquiring Funds for the period ended December 31, 1998, and December 31, 1997, have been audited by Briggs, Bunting & Dougherty, LLP. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Their January 22, 1999, report appears in the 1998 Annual Report of the Funds. Audited financial information for prior periods was audited by another firm whose report is not included. This information should be read in conjunction with the financial statements and notes thereto which appear in the Annual Report for the Acquiring Funds.

                KAYNE ANDERSON MUTUAL FUNDS RISING DIVIDENDS FUND


                                                   6 Months
                                                    Ended        Year        Year        Year      05/01/95*
                                                   06/31/99     Ended       Ended        Ended        to
                                                 (unaudited)   12/31/98    12/31/97    12/31/96    12/31/95
                                                 -----------   --------    --------    --------    --------
Net asset value, beginning of period ..........    $ 17.03     $ 17.28     $ 14.32      $ 12.63     $ 10.65
                                                   -------     -------     -------      -------     -------
Income from investment operations:
  Net investment income .......................         --        0.11        0.10         0.08        0.07
  Net realized and unrealized gains
   on investments .............................       2.20        2.38        4.34         2.35        2.13
                                                   -------     -------     -------      -------     -------
Total income from investment operations .......       2.20        2.49        4.44         2.43        2.20
                                                   -------     -------     -------      -------     -------
Less Distributions:
  From net investment income ..................      (0.02)      (0.11)      (0.11)       (0.08)      (0.07)
  From net realized gains .....................      (0.23)      (2.63)      (1.37)       (0.66)      (0.15)
  From paid in capital ........................         --          --          --           --          --
                                                   -------     -------     -------      -------     -------
Total distributions ...........................       0.25       (2.74)      (1.48)       (0.74)      (0.22)
                                                   -------     -------     -------      -------     -------

Net asset value, end of period ................    $ 18.98     $ 17.03     $ 17.28      $ 14.32     $ 12.63
                                                   =======     =======     =======      =======     =======

Total return ..................................      11.45%**    14.14%      30.99%       19.09%      20.65%**

Net assets, end of period (in 000's) ..........    $64,516     $48,581     $35,283      $26,118     $20,613

Ratio of expenses to average net assets:+
  Before expense reimbursement ................         --          --          --           --          --
  After expense reimbursement .................       1.06%+      1.11%       1.18%        1.37%       1.31%+
  After expense reimbursement and expenses
   paid indirectly ............................         --          --          --           --          --
Ratio of net investment income to average
  net assets:+
  (net of expense reimbursement/recoupment)....       0.29%+      0.57%       0.55%        0.59%       0.94%+
Portfolio turnover rate .......................         28%**       76%         51%          23%         28%

----------
*  Commencement of operations.

** Not annualized.

+  Annualized.

See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS
                         SMALL CAP RISING DIVIDENDS FUND


                                                   6 Months
                                                    Ended       Year        Year       10/18/96*
                                                   06/31/99     Ended       Ended         to
                                                 (unaudited)   12/31/98    12/31/97    12/31/96
                                                 -----------   --------    --------    --------
Net asset value, beginning of period ..........    $ 15.04     $ 13.12      $11.06      $10.65
                                                   -------     -------      ------      ------
Income from investment operations:
  Net investment income .......................         --        0.05        0.02        0.02
  Net realized and unrealized gains
   on investments .............................       1.41        2.07        2.14        0.41
                                                   -------     -------      ------      ------
Total income from investment operations .......       1.41        2.12        2.16        0.43
                                                   -------     -------      ------      ------
Less Distributions:
  From net investment income ..................      (0.04)      (0.05)      (0.05)      (0.02)
  From net realized gains .....................      (0.08)         --       (0.05)         --
  From paid in capital ........................         --       (0.15)         --          --
                                                   -------     -------      ------      ------
Total distributions ...........................      (0.12)      (0.20)      (0.10)      (0.02)
                                                   -------     -------      ------      ------

Net asset value, end of period ................    $ 16.33     $ 15.04      $13.12      $11.06
                                                   =======     =======      ======      ======

Total return ..................................       8.58%**    16.17%      19.46%       4.00%**

Net assets, end of period (in 000's) ..........    $33,010     $33,017      $6,494      $  808

Ratio of expenses to average net assets:+
  Before expense reimbursement ................       1.25%+      1.35%       3.22%      18.91%+
  After expense reimbursement .................       1.30%+      1.30%       1.30%       1.30%+
  After expense reimbursement and expenses
   paid indirectly ............................       1.30%+        --          --          --
Ratio of net investment income to average
  net assets:+
  (net of expense reimbursement/recoupment)....       0.45%+      0.38%       0.45%       1.58%+
Portfolio turnover rate .......................         33%**       28%         47%          0%

----------
*  Commencement of operations.

** Not annualized.

+  Annualized.

See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS
                       INTERMEDIATE TOTAL RETURN BOND FUND


                                                   6 Months
                                                    Ended       Year        Year       10/28/96*
                                                   06/31/99     Ended       Ended         to
                                                 (unaudited)   12/31/98    12/31/97    12/31/96
                                                 -----------   --------    --------    --------
Net asset value, beginning of period ..........    $ 11.01     $ 10.75      $10.59      $10.65
                                                   -------     -------      ------      ------
Income from investment operations:
  Net investment income .......................       0.22        0.51        0.56        0.09
  Net realized and unrealized gains
   on investments .............................      (0.36)       0.30        0.18       (0.07)
                                                   -------     -------      ------      ------
Total income from investment operations .......      (0.14)       0.81        0.74        0.02
                                                   -------     -------      ------      ------
Less Distributions:
  From net investment income ..................      (0.26)      (0.51)      (0.58)      (0.08)
  From net realized gains .....................         --       (0.04)         --          --
  From paid in capital ........................         --          --          --          --
                                                   -------     -------      ------      ------
Total distributions ...........................      (0.26)      (0.55)      (0.58)      (0.08)
                                                   -------     -------      ------      ------

Net asset value, end of period ................    $ 10.61     $ 11.01      $10.75      $10.59
                                                   =======     =======      ======      ======

Total return ..................................      (1.25%)**    7.61%       7.19%       0.20%**

Net assets, end of period (in 000's) ..........    $11,701     $28,330      $6,261      $5,033

Ratio of expenses to average net assets:+
  Before expense reimbursement ................       1.08%+      1.00%       2.23%       2.10%+
  After expense reimbursement .................       0.95%+      0.94%       0.95%       0.95%+
  After expense reimbursement and expenses
   paid indirectly ............................       0.95%+        --          --          --
Ratio of net investment income to average
  net assets:+
  (net of expense reimbursement/recoupment)....       4.72%+      4.93%       5.35%       4.72%+
Portfolio turnover rate .......................         28%         49%         27%          0%

----------
*  Commencement of operations.

** Not annualized.

+  Annualized.

See accompanying Notes to Financial Statements.

                           KAYNE ANDERSON MUTUAL FUNDS
                         INTERMEDIATE TAX-FREE BOND FUND


                                                   6 Months
                                                    Ended       Year        Year       10/28/96*
                                                   06/31/99     Ended       Ended         to
                                                 (unaudited)   12/31/98    12/31/97    12/31/96
                                                 -----------   --------    --------    --------

Net asset value, beginning of period ..........    $ 10.77      $10.74      $10.64      $10.65
                                                   -------      ------      ------      ------
Income from investment operations:
  Net investment income .......................      (0.01)       0.43        0.34        0.01
  Net realized and unrealized gains
   on investments .............................       0.01        0.03        0.11       (0.01)
                                                   -------      ------      ------      ------
Total income from investment operations .......         --        0.46        0.45          --
                                                   -------      ------      ------      ------
Less Distributions:
  From net investment income ..................      (0.20)      (0.43)      (0.35)      (0.01)
  From net realized gains .....................         --          --          --          --
  From paid in capital ........................         --          --          --          --
                                                   -------      ------      ------      ------
Total distributions ...........................      (0.20)      (0.43)      (0.35)      (0.01)
                                                   -------      ------      ------      ------

Net asset value, end of period ................    $ 10.57      $10.77      $10.74      $10.64
                                                   =======      ======      ======      ======

Total return ..................................       0.03%**     4.37%       4.26%       0.02%**

Net assets, end of period (in 000's) ..........    $11,183      $9,391      $6,015      $5,124

Ratio of expenses to average net assets:+
  Before expense reimbursement ................       1.53%+      2.23%       2.29%       2.08%+
  After expense reimbursement .................       0.77%+      0.77%       1.56%       1.81%+
  After expense reimbursement and expenses
   paid indirectly ............................       0.75%+        --        0.95%       0.95%+
Ratio of net investment income to average
  net assets:+
  (net of expense reimbursement/recoupment)....       3.68%+      3.88%       2.58%       0.60%+
Portfolio turnover rate .......................          9%**       47%         40%          0%

----------
*  Commencement of operations.

** Not annualized.

+  Annualized.

See accompanying Notes to Financial Statements.

                            III. MISCELLANEOUS ISSUES

A. OTHER BUSINESS

     The Board of Trustees of the Sefton Trust knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B. NEXT MEETING OF SHAREHOLDERS

     The Trust is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act. If a Reorganization is not completed, the next meeting of the shareholders of the remaining Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Sefton Trust at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in the Sefton Trust's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C. LEGAL MATTERS

     Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

D. EXPERTS


     The financial statements of each Target Fund for the year ended December 31, 1998, contained in the Sefton Trust's 1998 Annual Report to Shareholders have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given its authority as an expert in accounting and auditing.


     The financial statements of each Acquiring Fund for the year ended December 31, 1998, contained in the KA Funds' 1998 Annual Report to Shareholders have been audited by Briggs, Bunting & Dougherty, LLP, independent auditors, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given its authority as an expert in accounting and auditing.

     PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                                    EXHIBIT A

                        LIST OF FIVE PERCENT SHAREHOLDERS



                                           Number  of       Percentage of Fund's
Shareholder                               Shares Owned       Outstanding Shares
-----------                               ------------       ------------------

SEFTON EQUITY VALUE FUND

BISYS Brokerage Service
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524                        1,934,954.951             49.60%

SBT & Co.
SCM/MGD
P.O. Box 8469
La Jolla, CA 92038-8469                  1,401,248.356             35.92%


SBT & Co
P.O. Box 8469
La Jolla, CA 92038-8469                    259,843.856              6.66%

SEFTON SMALL COMPANY VALUE FUND

BISYS Brokerage Service
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524                          969,987.139             63.78%

SBT & Co.
SCM/MGD
P.O. Box 8469
La Jolla, CA 92038-8469                    244,569.863             16.08%

SBT & Co.
SCM/MGD
P.O. Box 8469
La Jolla, CA 92038-8469                    156,029.886             10.26%

SBT & Co.
P.O. Box 8469
La Jolla, CA 92038-8469                    100,228.038              6.59%

SEFTON U.S. GOVERNMENT FUND

SBT & Co.
SCM/MGD
P.O. Box 8469
La Jolla, CA 92038-8469                  1,348,812.323             40.09%

BISYS Brokerage Service
1855 Gateway Blvd.
P.O. Box 5054
Concord, CA 94524                          655,908.424             19.50%

J. P. Morgan
William T. Stephens
Sefton Char Remainder Unitrust
333 S. Hope Street, 35th Floor
Los Angeles, CA 90017-1406                 515,062.938             15.31%

J. P. Morgan
William T. Stephens
Thomas & Donna Sefton Chr Rem Trust
333 S. Hope Street,  35th Floor
Los Angeles, CA 90071-1406                 428,980.853             12.75%

SBT & Co.
P.O. Box 8469
La Jolla, CA 92038-8469                    249,294.291              7.41%

SEFTON CALIFORNIA TAX-FREE FUND

BISYS Brokeage Service
1855 Gateway Blvd.
P.O. Box 4054
Concord, CA 94524                        1,915,564.182             58.39%

SBT & Co.
SCM/MGD
P.O. Box 8649
P.O. Box 92038-8469                        857,186.187             26.13%

SBT & Co.
P.O. Box 8469
La Jolla, CA 92038-8469                    203,777.147              6.21%

KAYNE ANDERSON RISING DIVIDENDS FUND


Fidelity Investments Institutional
100 Magellan Way KW1C
Dovington, KY  41015                       331,696                  9.67%

HSBC Bank USA
The Hancock & Estabrock
Retirement Plan
P.O. Box 1329
Buffalo, NY  14240                         294,967                  8.60%

KAYNE ANDERSON SMALL CAP RISING
DIVIDEND FUND

Bear Stearns Securities Corp
1 Metrotech Center North
Brooklyn, NY  11201                        570,588                 27.77%

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104                   128,272                  6.24%

KAYNE ANDERSON INTERMEDIATE TOTAL
RETURN BOND FUND

Fidelity Investments Institutional
FBO 103-01748-23
100 Magellan Way KW1C
Dovington, KY  41015                       323,110                 26.06%

William N. Pennington Tr
FBO William N. Pennington
Separate Property Trust Dtd 1/1/91
441 West Plumb Lane
Reno, NV  89509                            292,542                 23.60%

Charles Schwab & Co., Inc.
101 Montgomery Street
San Francisco, CA  94104                    93,036                  7.50%

KAYNE ANDERSON INTERMEDIATE TAX-FREE
BOND FUND

William N. Pennington Tr
FBO William N. Pennington
Separate Property Trust Dtd 1/1/91
441 West Plumb Lane
Reno, NV  89509                            675,528                 61.84%

Bear Stearns Securities Corp
FBO 402-90409-14
1 Metrotech Center North
Brooklyn, NY  11201                         67,009                  6.13%

Bear Stearns Securities Corp
FBO 402-90413-18
1 Metrotech Center North
Brooklyn, NY  11201                         57,298                  5.24%

                                    EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (this "AGREEMENT") is made as of this __th day of September, 1999, by and between SEFTON FUNDS TRUST ("SEFTON TRUST"), a Delaware business trust, for itself and on behalf of Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund (each, an "ACQUIRED FUND" and, collectively, the "ACQUIRED FUNDS"), each a series of the Sefton Trust, and KAYNE ANDERSON MUTUAL FUNDS ("KA FUNDS"), a Delaware business trust, for itself and on behalf of Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (each, an "ACQUIRING FUND" and, collectively, the "ACQUIRING FUNDS"), each a series of KA Funds. Other than the Acquiring Funds and the Acquired Funds, no other series of Sefton Trust or KA Funds is a party to this Agreement.

     In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Acquired Fund be transferred to the Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of beneficial interest of the corresponding Acquiring Fund ("ACQUIRING FUND SHARES") and the assumption by such Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "CODE").

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1. REORGANIZATION OF ACQUIRED FUND

     1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "FUND ASSETS") to its corresponding Acquiring Fund identified in Schedule A, and the corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to such Acquired Fund full and fractional Acquiring Fund Shares, the corresponding class and number of which shall be determined by dividing:

          (a) that portion of the value of the Fund Assets, net of the Acquired Fund's Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, representative of the shares of beneficial interest of the Acquired Fund, by

          (b) the net asset value of one share of the Acquiring Fund's class of shares identified in Schedule A, computed in the manner and as of the time and date set forth in paragraph 2.2, and (ii) assume the Acquired Fund's Stated Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "CLOSING(S)"). Promptly after the Closing(s), each Acquired Fund shall distribute the corresponding Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "REORGANIZATION(S)."

     1.2 (a) With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

          (b) At least fifteen (15) business days before the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its securities and other assets and its known liabilities, and such Acquiring Fund will provide such Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund Assets before the Closing Date but will not, without the prior approval of the corresponding Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days before the Closing Date, each Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule that the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If an Acquired Fund holds any investments that its corresponding Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund, will dispose of such securities before the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which any Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the corresponding Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

     1.3 Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations before the Closing Date. Each Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the corresponding Acquired Fund prepared by or on behalf of Sefton Trust as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("STATED LIABILITIES"). The Acquiring Fund shall assume only the Stated Liabilities of its corresponding Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

     1.4 Promptly after the Closing with respect to each Acquired Fund, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date ("ACQUIRED FUND INVESTORS") in complete liquidation of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Sefton Trust, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of shares of the Acquiring Fund due such Acquired Fund Investor. In exchange for Acquiring shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund will represent the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.1.

     1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the Acquired Fund it shall be a condition of such registration of shares that there be furnished the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

     1.6 Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of such Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Sefton Trust shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. Any reporting or other responsibility of Sefton Trust is and shall remain the responsibility of Sefton Trust up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.9.

     1.7 The failure of an Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and each provision of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "ACQUIRING FUND" and "ACQUIRED FUND" as meaning only those series of KA Funds and Sefton Trust, respectively, that are involved in a Reorganization as of a Closing Date.

2. VALUATION

     2.1 With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information on the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing between the parties hereto (such time and date being herein called the "APPLICABLE VALUATION DATE").

     2.2 The net asset value of each share of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the market valuation procedures set forth in each Acquiring Fund's then-current Prospectus and Statement of Additional Information.

     2.3 All computations of value contemplated by this Article 2 shall be made by the respective Acquiring Fund's administrator, Investment Company Administration, L.L.C., in accordance with its regular practice as pricing agent and reviewed by its independent accountants. Each Acquiring Fund shall cause its administrator to deliver a copy of its valuation report, reviewed by its independent accountants to Sefton Trust and each Acquired Fund at the Closing.

3. CLOSING(S) AND CLOSING DATE

     3.1 The Closing(s) for the Reorganization(s) shall occur on Friday, November __, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "CLOSING DATE"). The Closing(s) shall be held at the offices of the KA Funds, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided.

     3.2 The Acquiring Funds' custodian shall deliver at the Closing a certificate of an authorized officer stating that:

          (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and

          (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to the Acquiring Funds' custodian, pursuant to instruction to be delivered before the Closing.

     3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date:

          (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or

          (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of KA Funds and Sefton Trust, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4 With respect to each Acquired Fund, Sefton Trust shall provide KA Funds and its transfer agent with immediate access from and after the Closing Date to:

          (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by each such Acquired Fund Investor, all as of the Applicable Valuation Date, and

          (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. The corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Sefton

Trust, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

     3.5 Within thirty (30) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Stated Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted basis and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Sefton Trust.

4. COVENANTS WITH RESPECT TO EACH OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     4.1 With respect to each Acquired Fund, Sefton Trust has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Sefton Trust to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. KA Funds and Sefton Trust have jointly prepared the notice of meeting, form of proxy and proxy statement (collectively, "PROXY MATERIALS") to be used in connection with such meeting; provided that KA Funds has furnished or will furnish Sefton Trust with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund corresponding to the shares of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

     4.2 Sefton Trust, on behalf of each Acquired Fund, covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     4.3 Sefton Trust, on behalf of each Acquired Fund, will assist each corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of each class of each Acquired Fund.

     4.4 Subject to the provisions hereof, KA Funds, on its own behalf and on behalf of each Acquiring Fund; and Sefton Trust, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

     4.5 Sefton Trust, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Sefton Trust as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Sefton Trust, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to KA Funds, on behalf of the Acquiring Fund, a statement certified by an officer of Sefton Trust of such Acquired Fund's income and gains or losses for federal income tax purposes that will be carried over to the Acquiring Fund pursuant to
Section 381 of the Code.

     4.6 KA Funds, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 ACT"), relating to the Acquiring Fund Shares (the "REGISTRATION STATEMENT"). Sefton Trust, on behalf of each Acquired Fund, has provided or will provide the corresponding Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

     4.7 KA Funds, on behalf of the Kayne Anderson Intermediate Tax-Free Bond Fund (the "KA TAX-FREE FUND"):

          (a) has called or will call a meeting of the shareholders of the KA Tax-Free Fund to consider and act upon a change of its investment objective and strategy to become consistent with the exclusive focus on income exempt from California and federal income tax of the Sefton California Tax-Free Fund;

          (b) will prepare appropriate proxy materials for mailing to the shareholders of that fund and complete the required filing of preliminary and definitive versions of those proxy materials with the SEC; and

          (c) will prepare and file an amendment to the KA Tax-Free Fund's Prospectus and Statement of Additional Information to reflect that proposed and final change to the investment objective and strategy.

     4.8 As soon after the Closing Date as is reasonably practicable, Sefton Trust, on behalf of each Acquired Fund:

          (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not previously filed and

          (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

     4.9 With respect to each Acquiring Fund, KA Funds agrees to use all reasonable efforts to operate in accordance with its then-current Prospectus and Statement of Additional Information prepared in accordance with Form N-1A, including qualifying as a regulated investment company under Subchapter M of the Code for fiscal years after the Closing Date.

     4.10 Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund as contemplated herein, Sefton Trust will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds of Sefton Trust in accordance with the laws of State of Delaware and other applicable requirements.

5. REPRESENTATIONS AND WARRANTIES

     5.1 KA Funds, on behalf of itself and each Acquiring Fund, represents and warrants to the Sefton Trust as follows:

          (a) KA Funds was duly created pursuant to its Agreement and Declaration of Trust by its Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 ACT") and is validly existing under the laws of the State of Delaware, and the Declaration of Trust directs those Trustees to manage the affairs of KA Funds and grants them all powers necessary or desirable to carry out such responsibility, including supervision of KA Funds' business as currently conducted by KA Funds and as described in the current Prospectus of KA Funds; KA Funds is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

          (b) The Registration Statement and the current Prospectus and Statement of Additional Information of each Acquiring Fund conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (c) No Acquiring Fund is in violation of, and the execution, delivery and performance of this Agreement by KA Funds for itself and on behalf of each Acquiring Fund will not violate KA Funds' Agreement and Declaration of Trust or By-Laws, and that execution, delivery and performance will not result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which KA Funds is a party or by which its properties or assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to KA Funds' knowledge, threatened against KA Funds or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect KA Funds or an Acquiring Fund's financial condition or the conduct of its business, and KA Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

          (e) All issued and outstanding shares, including Acquiring Fund Shares, of each Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable and no Acquiring Fund has outstanding any option, warrants or other rights to subscribe for or purchase any of its shares;

          (f) The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized before the Closing Date by all necessary action on the part of KA Funds, its Trustees and each Acquiring Fund, and this Agreement will constitute a valid and binding obligation of KA Funds and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (g) The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of each class of each Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder;

          (h) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by KA Funds with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (i) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 ACT"), the 1940 Act or Delaware law for the execution of this Agreement by KA Funds, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by KA Funds, for itself and on behalf of each Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received or expressly specified in this Agreement, and except for such consents, approvals, authorizations and filings as may be required only after the Closing Date;

          (j) The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquiring Fund as of and for the year ended December 31, 1998, audited by Briggs, Bunting & Dougherty, LLP (copies of which have been or will be furnished to the corresponding Acquired
Fund) fairly present, in all material respects, each Acquiring Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied and as of such dates there were no liabilities of any Acquiring Fund (contingent or otherwise) known to KA Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

          (k) Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business or changes reflected in unaudited financial statements as of and for the period ended June 30, 1999 (for the purposes of this subparagraph (k), a decline in an Acquiring Fund's net asset value shall not be deemed to constitute a material adverse change);

          (l) For each full and partial taxable year from its inception through the Closing Date, each Acquiring Fund has qualified as a separate regulated investment company under Subchapter M of the Code and has taken all necessary and required actions to maintain such status; and

          (m) All federal and other tax returns and reports of KA Funds and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by KA Funds on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of KA Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

     5.2 Sefton Trust, on behalf of itself and each Acquired Fund, represents and warrants to KA Funds as follows:

          (a) Sefton Trust was duly created pursuant to its Agreement and Declaration of Trust by its Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs those Trustees to manage the affairs of Sefton Trust and grants them all powers necessary or desirable to carry out such responsibility, including supervision of Sefton Trust's business as currently conducted by Sefton Trust and as described in the current Prospectus of Sefton Trust; Sefton Trust is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

          (b) All of the issued and outstanding shares representing units of beneficial interest of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

          (c) No Acquired Fund is in violation of, and the execution and the performance of the Agreement by Sefton Trust for itself and on behalf of each Acquired Fund will not violate Sefton Trust's Agreement and Declaration of Trust or By-Laws, and that execution, delivery and performance will not result in a breach or violation of, or constitute a default under, any term of any material agreement or material instrument to which Sefton Trust is a party or by which its properties or assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Sefton Trust's knowledge, threatened against Sefton Trust or its business, the Acquired Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Sefton Trust or an Acquired Fund's financial condition or the conduct of its business, and Sefton Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

          (e) The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended December 31, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to each Acquiring Fund) fairly present, in all material respects, each Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of any Acquired Fund (contingent or otherwise) known to Sefton Trust that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

          (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business or changes reflected in unaudited financial statements as of and for the period ended June 30, 1999, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund before the Closing Date (for the purposes of this subparagraph (f), a decline in an Acquired Fund's net asset value per share shall not be deemed to constitute a material adverse change);

          (g) SCHEDULE 5.2 attached to this Agreement contains a complete list of all liabilities of each Acquired Fund as of a date within 30 days of the date hereof (except for non-material liabilities incurred in the ordinary course of business).

          (h) All federal and other tax returns and reports of Sefton Trust and each Acquired Fund required by law have been or will be filed, and all federal and other taxes owed by Sefton Trust or the Acquired Fund shall, with respect to all period ending on or before the Closing Date, have been or will be paid so far as due, and to the best of Sefton Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

          (i) For each full and partial taxable year from its inception through the Closing Date, each Acquired Fund has qualified as a separate regulated investment company under Subchapter M of the Code and has taken all necessary and required actions to maintain such status;

          (j) All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and all such shares will, at the time of the Closing, be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to the corresponding Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

          (k) At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

          (l) The execution, delivery and performance of this Agreement on behalf of each Acquired Fund will have been duly authorized before the Closing Date by all necessary action on the part of Sefton Trust, its Trustees and each Acquired Fund, and this Agreement will constitute a valid and binding obligation of Sefton Trust and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (m) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Sefton Trust, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

          (n) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Sefton Trust, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Sefton Trust for itself and on behalf of each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received or expressly specified in this Agreement, and except for such consents, approvals, authorizations and filings as may be required only after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

     The obligations of Sefton Trust to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by KA Funds, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of KA Funds with respect to the Acquiring Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 KA Funds, on behalf of each Acquiring Fund, shall have delivered to Sefton Trust at the Closing a certificate executed on behalf of the corresponding Acquiring Fund by KA Funds' President, Treasurer or Secretary, in a form reasonably satisfactory to the Sefton Trust and dated as of the Closing Date, to the effect that the representations and warranties of KA Funds with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein.

     6.3 Sefton Trust shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker, LLP, counsel to KA Funds (based upon or subject to such representations, assumptions and limitations as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions and limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to Sefton Trust, substantially to the effect that:

          (a) KA Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

          (b) each Acquiring Fund is a duly designated series of KA Funds, which is a business trust created pursuant to its Certificate of Trust and/or Agreement and Declaration of Trust, is legally existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of KA Funds and grants them all powers necessary or desirable to carry out such responsibility, including supervising KA Funds' business as described in the current Prospectuses of KA Funds;

          (c) this Agreement has been duly authorized, executed and delivered on behalf of KA Funds and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of KA Funds enforceable against KA Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

          (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

          (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by KA Funds of the Reorganization with respect to each Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

          (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to KA Funds or an Acquiring Fund or any of their properties or assets and neither KA Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

     6.4 As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, other fees payable for services provided to the Acquiring Funds, fee reduction or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts described in the Prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

     6.5 With respect to each Acquiring Fund, the Board of Trustees of KA Funds shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6 The shareholders of the KA Tax-Free Fund shall have approved the change of its objective and strategy specified in subparagraph 4.7(a).

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

     The obligations of KA Funds to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by Sefton Trust for itself and on behalf of each Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of Sefton Trust with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2 Sefton Trust, on behalf of each Acquired Fund, shall have delivered to KA Funds at the Closing a certificate executed on behalf of each Acquired Fund, by Sefton Trust's President, Treasurer or Secretary, in a form satisfactory to KA Funds and dated as of the Closing Date, to the effect that the representations and warranties of Sefton Funds with respect to each Acquired Fund made herein is true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein.

     7.3 KA Funds shall have received at the Closing a favorable opinion of Ropes & Gray, counsel to the disinterested Trustees of Sefton Trust (based upon or subject to such representations, assumptions, limitations and supporting certificates from officers of Sefton Trust as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations and certificates upon which it is based or to which it is subject) reasonably satisfactory to KA Funds, substantially to the effect that:

          (a) Sefton Trust is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

          (b) each Acquired Fund is a duly designated series of Sefton Trust, which is a business trust created pursuant to its Certificate of Trust and/or Agreement and Declaration of Trust, is legally existing and in good standing under the laws of the State of Delaware, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Sefton Trust and grants them all powers necessary or desirable to carry out such responsibility, including supervising Sefton Trust's business as described in the current Prospectuses of Sefton Trust;

          (c) this Agreement has been duly authorized, executed and delivered by Sefton Trust on behalf of each Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Funds, is a valid and binding obligation of Sefton Trust, enforceable against Sefton Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

          (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

          (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Sefton Trust or an Acquired Fund or any of their properties or assets and neither Sefton Trust nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

     7.4 KA Funds, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP, a letter addressed to KA Funds, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to KA Funds, to the effect that:

          (a) they are independent accountants with respect to Sefton Trust and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

          (b) in their opinion, the audited financial statements and the Per Share Data provided in accordance with Item 9 in new Form N-1A (the "PER SHARE DATA") of each Acquired Fund included or incorporated by reference in the Registration Statement and Proxy Statement and previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

          (c) on the basis of limited procedures agreed upon by KA Funds, on behalf of the Acquiring Funds and Sefton Trust, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Funds appearing in the Registration Statement and Proxy Statement that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Acquired Funds or from schedules prepared by officers of Sefton Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

     7.5 Sefton Trust shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the period ended December 31, 1998, audited by PricewaterhouseCoopers LLP.

     7.6 With respect to each Acquired Fund, the Board of Trustees of Sefton Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing investors in the Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

     The obligations of each Acquiring Fund and of the corresponding Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to each Acquiring Fund and the corresponding Acquired
Fund:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest in the Acquired Fund in accordance with the provisions of Sefton Trust's Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to KA Funds.

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by KA Funds, on behalf of the Acquiring Funds, or by Sefton Trust, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of an Acquiring Fund or its corresponding Acquired Fund.

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 Each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or before the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain for all taxable years ending on or before the Closing Date (after reduction for any capital loss carry forward).

     8.6 The Acquiring Funds and the Acquired Funds shall have received from Briggs, Bunting & Dougherty, LLP a letter dated as of the Closing Date, in form and substance satisfactory to KA Funds and to Sefton Trust, to the effect that on the basis of limited procedures agreed upon by KA Funds, on behalf of the Acquiring Funds, and Sefton Trust, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards): (i) the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Proxy Materials agree with underlying accounting records of the Acquiring Funds and the Acquired Funds and were found to be mathematically correct; and (ii) the calculation of net asset value per share of each Acquired Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the corresponding portfolio valuation practices of the Acquiring Fund.

     8.7 KA Funds and the Sefton Trust shall have received the opinions of Ropes & Gray, addressed to both the Acquiring Funds and the Acquired Funds substantially to the effect that, for federal income tax purposes with respect to each Acquired Fund and the corresponding Acquiring Fund:

          (a) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

          (b) The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

          (c) The holding periods of the assets of the Acquired Fund in the hands of Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

          (d) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation;

          (e) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares;

          (f) The aggregate basis of Acquiring Fund Shares an Acquired Fund shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and

          (g) An Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such the Acquired Shares as capital assets.

Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the condition set forth in this paragraph 8.7.

9. BROKERAGE FEES AND EXPENSES

     9.1 KA Funds, for itself and on behalf of the Acquiring Funds, and Sefton Trust, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 Except as may be otherwise provided herein, each Acquired Fund and each Acquiring Fund shall be liable for their respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by each Acquired Fund hereunder shall include (i) fees and expenses of its counsel, counsel to its independent Trustees and independent accountants incurred in connection with the Reorganization; (ii) all fees and expenses related to its liquidation and related withdrawals of registration and notices and the preparation of required reports, and the preparation and filing of tax returns for each Acquired Fund; (iii) fees and expenses of the Acquired Fund's custodian, administrative, accounting and transfer agents incurred until the Reorganization; and (iv) any special pricing fees associated with the valuation of an Acquired Fund's portfolio on the Applicable Valuation Date. The expenses payable by each Acquiring Fund hereunder shall include (v) fees and expenses of its counsel and independent accountants incurred in connection with the Reorganization; (vi) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (vii) fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (viii) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (ix) any special pricing fees associated with the valuation of an Acquiring Fund's portfolio on an Applicable Valuation Date. Kayne Anderson Investment Management, LLC ("KAIM"), the investment manager for the Acquiring Funds, agrees to reimburse the Acquiring Funds for the expenses otherwise payable by the Acquiring Funds under subparagraphs (v), (vi), and
(viii). KAIM also agrees to reimburse the Acquired Funds for the reasonable fees and expenses described in subparagraphs (i) and (ii) above and the reasonable printing and postage costs incurred by the Acquired Funds to print and mail the Proxy Materials to shareholders of the Acquired Funds. Sefton Capital Management agrees to reimburse the Acquired Funds for the expenses otherwise payable by the Acquired Funds for fees and expenses described in subparagraphs (i) and (ii) above that are not required to be reimbursed by KAIM.

10. ENTIRE AGREEMENT; SURVIVAL OF REPRESENTATIONS AND WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated herein except to the extent expressly provided in paragraph 14.7.

11. TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing:

          (a) by the mutual written consent of KA Funds and Sefton Trust;

          (b) by either KA Funds or Sefton Trust by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing shall not have occurred on or before December 31, 1999; or

          (c) by either KA Funds or Sefton Trust, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed before the Closing Date, (ii) the other party materially breaches or shall have breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 Termination of this Agreement pursuant to paragraphs 11.1(a) or (b) shall terminate all obligations of the parties hereunder with respect to each Acquired Fund and Acquiring Fund affected by such termination, or with respect to KA Funds and Sefton Trust, as the case may be, and there shall be no liability for damages on the part of KA Funds or Sefton Trust or the trustees or officers of KA Funds or Sefton Trust, to any other party or its trustees or officers on account of termination pursuant to paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve either party of its respective obligations pursuant to Section 9.2 hereof.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of KA Funds, acting on behalf of each Acquiring Fund, and the authorized officers of Sefton Trust, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund's obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

     For KA Funds, on behalf of itself and the Acquiring Funds:

     David J. Shladovsky, Esq.
     Kayne Anderson Investment Management, LLC
     1800 Avenue of the Stars, 2nd Floor
     Los Angeles, California 90067

     With copies to:

     David A. Hearth, Esq.
     Paul, Hastings, Janofsky & Walker, LLP
     345 California Street. 29th Floor
     San Francisco, California 94104

     For Sefton Trust, on behalf of itself and the Acquired Funds:

     Harley K. Sefton
     Sefton Capital Management
     2550 Fifth Avenue, Suite 808
     San Diego, Califorina 92103

     With copies to:

     Martin E. Lybecker, Esq.
     Ropes & Gray
     One Franklin Square
     Suite 800 East
     1301 K Street, N.W.
     Washington, D.C. 20005-3900

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Schedules shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of KA Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of KA Funds personally, but shall bind only the assets and the property of the respective Acquiring Fund of KA Funds, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of KA Funds as provided in its Agreement and Declaration of Trust.

     14.6 Except to the extent expressly provided in paragraph 14.7 below with respect to Sefton Capital Management, it is expressly agreed that the obligations of Sefton Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Sefton Trust personally, but shall bind only the assets and the property of the respective Acquired Fund of Sefton Trust, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquired Fund of Sefton Trust as provided in its Agreement and Declaration of Trust.

     14.7 Sefton Capital Management shall indemnify and hold harmless KA Funds, each Acquiring Fund and KAIM and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "KA Group") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorneys' fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "LOSSES") that result from, arise out of or are connected with any breach or alleged breach of any representation or warranty set forth in paragraph 5.2 of this Agreement or any breach of any covenant set forth in Article 4 and required to be performed by the Sefton Trust or an Acquired Fund. Any member of the KA Group with an indemnification claim for Losses under this paragraph 14.7 shall notify Harley K. Sefton in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses. KAIM, on behalf of the member of the KA Group with that indemnification claim, may offset any amounts otherwise payable to Sefton Capital Management or Harley K. Sefton in satisfaction of those Losses and may pursue any and all other appropriate legal remedies. The representations and warranties set forth in paragraph 5.2 shall remain effective until the third anniversary of the Closing Date, but shall not relate to any period after the Closing Date. The covenants set forth in Article 4 and required to be performed by the Sefton Trust or an Acquired Fund shall survive until fully performed or discharged.

     14.8 KA Funds shall indemnify and hold harmless the Sefton Trust, each Acquired Fund and Sefton Capital Management and all their respective affiliates, directors, trustees, officers, employees and agents (collectively, the "SEFTON GROUP") from and against any and all claims, losses, judgments, liabilities, settlements, fines, penalties, interest costs and expenses (including all reasonable attorneys' fees and disbursements whether incurred in resolving indemnification issues between or among parties to this Agreement or in defending third-party claims, and collectively with such claims, etc., "LOSSES") that result from, arise out of or are connected with any breach or alleged breach of any representation or warranty set forth in paragraph 5.1 of this Agreement or any breach of any covenant set forth in Article 4 and required to be performed by the KA Funds or an Acquiring Fund. Any member of the Sefton Group with an indemnification claim for Losses under this paragraph 14.8 shall notify David J. Shladovsky in writing of those Losses, together with a reasonably detailed description, within 30 calendar days after having formed a reasonable basis for those Losses. Harley K. Sefton, on behalf of the member of the Sefton Group with that indemnification claim, may pursue any and all appropriate legal remedies. The representations and warranties set forth in paragraph 5.1 shall remain effective until the third anniversary of the Closing Date, but shall not relate to any period after the Closing Date. The covenants set forth in Article 4 and required to be performed by the KA Trust or an Acquiring Fund shall survive until fully performed or discharged.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.


KAYNE ANDERSON MUTUAL FUNDS, for itself and on behalf of each Acquiring Fund

By:
   ----------------------------------

Name:
     --------------------------------

Title:
      -------------------------------


SEFTON TRUST, for itself and on behalf of each Acquired Fund


By:
   ----------------------------------

Name:
     --------------------------------

Title:
      -------------------------------


SEFTON CAPITAL MANAGEMENT, for the purpose of paragraphs 9.2 and 14.7 only


By:
   ----------------------------------

Name:
     --------------------------------

Title:
      -------------------------------

                                   SCHEDULE A



Acquiring Fund                                   Acquired Fund
--------------                                   -------------

Kayne Anderson Rising Dividends                  Sefton Equity Value Fund
  Fund

Kayne Anderson Small Cap Rising Dividend         Sefton Small Company Value Fund
  Fund

Kayne Anderson Intermediate Total Return         Sefton U.S. Government Fund
  Bond Fund

Kayne Anderson Intermediate Tax-Free             Sefton California Tax-Free Fund
  Bond Fund

                                                                      APPENDIX A
                                  FORM OF PROXY

                               SEFTON FUNDS TRUST
                         SPECIAL MEETING OF SHAREHOLDERS


                                NOVEMBER __, 1999


                             SOLICITED ON BEHALF OF
                            THE BOARD OF TRUSTEES OF
                               SEFTON FUNDS TRUST



     The undersigned hereby appoints Harley K. Sefton and ______________, and each of them, as proxies of the undersigned, each with the power to appoint his substitute, for the Special Meeting of Shareholders of the Fund noted below (the "Fund"), a separate series of Sefton Funds Trust (the "Trust"), to be held on November __, 1999 at the offices of the administrator for the Fund, BISYS Fund Services, 3435 Stelzer Road, Columbus Ohio 43219, and at any and all adjournments thereof (the "Meeting"), to vote, as designated below, all shares of the Fund, held by the undersigned at the close of business on October 14, 1999. Capitalized terms used without definition have the meanings given to them in the accompanying Combined Prospectus and Proxy Statement.


     A signed proxy will be voted in favor of the Proposal listed below unless you have specified otherwise. Please sign, date and return this proxy promptly. You may vote only if you held shares in the Fund at the close of business on October 14, 1999. Your signature authorizes the proxies to vote in their discretion on such other business as may properly come before the Meeting including, without limitation, all matters incident to the conduct of the Meeting.



     Please vote by filling in the boxes below.


     3. A proposal to approve an Agreement and Plan of Reorganization (the "Plan") for each Fund, and the transactions contemplated thereby, which include (a) the transfer of all of the assets of Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund, and Sefton Small Company Value Fund (the "Target Funds") to Kayne Anderson Intermediate Total Return Bond Fund, Kayne Anderson Intermediate Tax-Free Bond Fund, Kayne Anderson Rising Dividends Fund and Kayne Anderson Small Cap Rising Dividends Fund (the "Acquiring Funds"), respectively, in exchange for shares of the corresponding Acquiring Fund, and the assumption by each Acquiring Fund of stated liabilities of the corresponding Target Fund (b) the distribution of shares of the corresponding Acquiring Fund to shareholders of each Target Fund, and, for the Sefton Small Company Value Fund shareholders only, (c) the immediate increase to $3 billion as the maximum market capitalization of small cap companies in which the Sefton Small Company Value Fund may invest.


     SHAREHOLDERS OF EACH TARGET FUND MUST VOTE SEPARATELY ON THE PROPOSAL FOR THAT TARGET FUND.

         FOR [ ]                   AGAINST [ ]                  ABSTAIN [ ]


NOTE:  ABSTENTIONS WILL HAVE THE EFFECT OF A VOTE AGAINST THE PROPOSAL.


Dated: ______________, 1999


------------------------                             ---------------------------
Signature of Shareholder                             Signature of Shareholder
                                                     (if held jointly)


Name of Shareholder:       ____________________

Title (if applicable):     ____________________
[Address]
[Address]

[Fund Name]

[Shares Held]


Please sign exactly as name or names appear on your shareholder account statement. When signing as attorney, trustee, executor, administrator, custodian, guardian or corporate officer, please give full title. If shares are held jointly, each shareholder should sign.

This proxy is solicited on behalf of the Board of Trustees and will be voted as you direct on this form. If no direction is given, this proxy will be voted for the proposal.

You may use this proxy only to vote shares of the above-named Fund. If you own shares of more than one Fund in the Sefton family of mutual funds, you will receive a separate Proxy for each Fund. You may not use this proxy to vote for another Fund, or to vote shares of more than one Fund.

                    -----------------------------------------

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                            FOR THE REORGANIZATION OF


                            SEFTON EQUITY VALUE FUND,
                         SEFTON SMALL COMPANY VALUE FUND
                        SEFTON U.S. GOVERNMENT FUND, AND
                         SEFTON CALIFORNIA TAX-FREE FUND


                                      INTO


                     KAYNE ANDERSON RISING DIVIDENDS FUNDS,
                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
             KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND, AND
                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND

                    -----------------------------------------

                           KAYNE ANDERSON MUTUAL FUNDS

                         ------------------------------

                     1800 Avenue of the Stars, Second Floor
                          Los Angeles, California 90067
                                 1-800-231-7414

                         ------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER __, 1999
                     FOR REGISTRATION STATEMENT ON FORM N-14


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated October __, 1999, which has been filed by Kayne Anderson Mutual Funds (the "Trust") in connection with a Special Meeting of Shareholders of Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund, of Sefton Funds Trust that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to Sefton Funds Trust at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling Sefton Funds Trust at (800) 524-2276; or by writing to Kayne Anderson Mutual Funds at 1800 Avenue of the Starts, Second Floor, Los Angeles, California 90067, or by calling Kayne Anderson Mutual Funds at (800) 231-7414.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

     Further information about the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (each, an "Acquiring Fund" and, together, the "Acquiring Funds") is contained in the Acquiring Funds' Combined Prospectus dated May 5, 1999, the Annual Report of the Acquiring Funds for the fiscal year ended December 31, 1998 and the Semi-Annual Report for the period ended June 30, 1999. The Acquiring Funds' Statement of Additional Information, dated May 5, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling the Kayne Anderson Mutual Funds at (800) 231-7414.

     Further information about the Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund (each, a "Target Fund", and, together, the "Target Funds") is contained in the Target Funds' Combined Prospectus dated April 30, 1999, and the Annual Report of the Target Funds for the fiscal year ended December 31, 1998 and the Semi-Annual Report for the period ended June 30, 1999. The Target Funds' Statement of Additional Information, dated April 30, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling the Sefton Funds Trust at (800) 524-2276.

     Pro-forma financial statements are attached hereto as Exhibit A.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information......................................................... B-2
Exhibit A................................................................... B-3

                               GENERAL INFORMATION

     The shareholders of Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund (each, an "Target Fund" and collectively the "Target Funds") are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining each Target Fund into, respectively, Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (each, an "Acquiring Fund" and collectively, the "Acquiring Funds") (and the transactions contemplated thereby). The Plan contemplates the transfer of all substantially all of the assets and liabilities of each Target Fund as of the Effective Date to the corresponding Acquiring Fund, and the assumption by the corresponding Acquiring Fund of the liabilities of the Target Fund, in exchange for shares of the corresponding Acquiring Fund. Immediately after the Effective Date, each Target Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the corresponding Acquiring Fund received. The shares of the Acquiring Fund that will be issued for distribution to the Target Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held as of the Closing Date. The Sefton Funds Trust will then take all necessary steps to terminate the qualification, registration and classification of each Target Fund. All issued and outstanding shares of a Target Fund will be canceled on the Target Fund's books. Shares of the corresponding Acquiring Fund will be represented only by book entries; no share certificates will be issued.

     A Special Meeting of each Target Fund's shareholders to consider the transactions will be held at the offices of the administrator for the Target Funds, BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 on November __, 1999, at 10:00 a.m., local time.

     For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the Sefton Funds Trust, Kayne Anderson Mutual Funds, each Target Fund and each Acquiring Fund, see (1) the Combined Statement of Additional Information relating to the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (as well as the Kayne Anderson International Rising Dividends Fund, which is not involved in the Reorganizations) dated May 5, 1999, and (2) Combined Statement of Additional Information for the Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund, dated April 30, 1999, which are available without charge by calling the Kayne Anderson Mutual Funds at (800) 231-7414) or Sefton Funds Trust at (800) 524-2276.

                                    Exhibit A
                        [Pro Forma Financial Statements]

                      KAYNE ANDERSON RISING DIVIDENDS FUND
                            SEFTON EQUITY VALUE FUND
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

         SHARES/PAR VALUE                                                                            VALUE
-------------------------------------                                      --------------------------------------------------------
                              KAYNE                                                                                      KAYNE
   KAYNE                     ANDERSON                                        KAYNE                                      ANDERSON
  ANDERSON       SEFTON     PRO FORMA                                       ANDERSON        SEFTON        PRO FORMA     PRO FORMA
(HISTORICAL)  (HISTORICAL)   COMBINED                                      (HISTORICAL)   (HISTORICAL)      ADJUST      COMBINED
-------------------------------------                                      --------------------------------------------------------
                                       COMMON STOCKS
                                       AUTOMOTIVE
         0       15,000       15,000   Borg-Warner Automotive, Inc.        $         0    $   825,000 *                $    825,000
                                                                           --------------------------------------------------------
                                       BANKING
         0       20,000       20,000   Bank of America Corp.                         0      1,466,249 *                   1,466,249
         0       18,000       18,000   Bank One Corp.                                0      1,072,125                     1,072,125
         0       10,000       10,000   Chase Manhattan Corp.                         0        866,250                       866,250
         0       11,900       11,900   KeyCorp                                       0        382,288 *                     382,288
         0       20,000       20,000   PNC Bank Corp.                                0      1,152,500 *                   1,152,500
                                                                           --------------------------------------------------------
                                                                                     0      4,939,412                     4,939,412
                                                                           --------------------------------------------------------
                                       BASIC MATERIALS/CHEMICALS
         0       24,000       24,000   Fort James Corp.                              0        908,999 *                     908,999
         0       23,000       23,000   Owens-Illinois, Inc.                          0        751,813                       751,813
    40,130       13,000       53,130   PPG Industries, Inc.                  2,370,178        767,813                     3,137,991
                                                                           --------------------------------------------------------
                                                                             2,370,178      2,428,625                     4,798,803
                                                                           --------------------------------------------------------
                                       BEVERAGES
         0       16,000       16,000   Adolph Coors Co.                              0        792,000 *                     792,000
                                                                           --------------------------------------------------------
                                       BUSINESS SERVICES
         0       14,000       14,000   Computer Services Corp.                       0        968,625 *                     968,625
         0       31,000       31,000   Reynolds & Reynolds Co.                       0        722,688 *                     722,688
         0       21,000       21,000   Sterling Software, Inc.                       0        560,438 *                     560,438
         0       17,000       17,000   Xerox Crop.                                   0      1,004,062 *                   1,004,062
                                                                           --------------------------------------------------------
                                                                                     0      3,255,813                     3,255,813
                                                                           --------------------------------------------------------
                                       CAPITAL GOODS/ELECTRICAL EQUIPMENT
    38,450            0       38,450   Emerson Electric Company              2,417,543              0                     2,417,543
    19,300            0       19,300   General Electric Company              2,180,900              0                     2,180,900
                                                                           --------------------------------------------------------
                                                                             4,598,443              0                     4,598,443
                                                                           --------------------------------------------------------

                                       CONSUMER CYCLICALS
         0       39,000       39,000   BJ's Wholesale Club, Inc.                     0      1,172,438 *                   1,172,438
         0       25,000       25,000   Dillards, Inc.                                0        878,125                       878,125
    54,020            0       54,020   McDonald's Corporation                2,231,701              0                     2,231,701
    74,290            0       74,290   The Walt Disney Company               2,289,060              0                     2,289,060
         0       34,000       34,000   Warnaco Group, Inc.                           0        909,500 *                     909,500
                                                                           --------------------------------------------------------
                                                                             4,520,761      2,960,063                     7,480,824
                                                                           --------------------------------------------------------
                                       CONSUMER STAPLES/BEVERAGES
    19,970            0       19,970   Coca-Cola Co.                         1,248,125              0                     1,248,125
                                                                           --------------------------------------------------------
                                       CONSUMER STAPLES/CONSUMER PRODUCTS
    60,610            0       60,610   Gillette Company                      2,485,010              0                     2,485,010
    25,160            0       25,160   Procter & Gamble Company              2,245,530              0                     2,245,530
                                                                           --------------------------------------------------------
                                                                             4,730,540              0                     4,730,540
                                                                           --------------------------------------------------------
                                       CONSUMER STAPLES/FOODS
    48,430            0       48,430   BestFoods                             2,397,285              0                     2,397,285
    22,040            0       22,040   Hershey Foods Corporation             1,308,625              0                     1,308,625
    12,060            0       12,060   Wm. Wrigley, Jr., Company             1,085,400              0                     1,085,400
                                                                           --------------------------------------------------------
                                                                             4,791,310              0                     4,791,310
                                                                           --------------------------------------------------------
                                       CAPITAL GOODS/MANUFACTURING
                                       (DIVERSIFIED)
    30,940            0       30,940   Illinois Tool Works Inc.              2,537,080              0                     2,537,080
                                                                           --------------------------------------------------------
                                       DIVERSIFIED MANUFACTURING
         0       10,000       10,000   FMC Corp.                                     0        683,125 *                     683,125
                                                                           --------------------------------------------------------
                                       ELECTRICAL & ELECTRONIC
         0       50,000       50,000   Arrow Electronics, Inc.                       0        950,000 *                     950,000
         0       15,000       15,000   Emerson Electric Co.                          0        943,125                       943,125
         0       10,000       10,000   Hubbell, Inc. Class A                         0        398,750 *                     398,750
         0       10,000       10,000   Hubbell, Inc. Class B                         0        453,750 *                     453,750
         0       20,000       20,000   Thomas & Betts Corp.                          0        945,000 *                     945,000
                                                                           --------------------------------------------------------
                                                                                     0      3,690,625                     3,690,625
                                                                           --------------------------------------------------------
                                       ENERGY/ PETROLEUM - INTERNATIONAL
    30,430            0       30,430   Exxon Corporation                     2,346,913              0                     2,346,913
         0       40,000       40,000   MCN Energy Group, Inc.                        0        830,000 *                     830,000
                                                                           --------------------------------------------------------
                                                                             2,346,913        830,000                     3,176,913
                                                                           --------------------------------------------------------
                                       ENTERTAINMENT
         0       61,000       61,000   Harrah's Entertainment, Inc.                  0      1,342,000 *                   1,342,000
         0       23,000       23,000   Royal Caribbean Cruises Ltd.                  0      1,006,250 *                   1,006,250
                                                                           --------------------------------------------------------
                                                                                     0      2,348,250
                                                                           --------------------------------------------------------
                                       FINANCIAL/BANKING
    60,720            0       60,720   Wells Fargo & Company                 2,595,780              0                     2,595,780
                                                                           --------------------------------------------------------

                                       FINANCIAL/FINANCIAL SERVICES
         0       15,000       15,000   Astoria Financial Corp.                       0        659,063 *                     659,063
         0       18,000       18,000   Fannie Mae                                    0      1,230,749                     1,230,749
    39,780            0       39,780   Federal National Mortgage
                                       Association                           2,719,958              0                     2,719,958
         0       15,000       15,000   Fleet Financial Group, Inc.                   0        665,625 *                     665,625
         0       32,000       32,000   Heller Financial, Inc.                        0        890,000 *                     890,000
         0       20,000       20,000   Household International, Inc.                 0        947,500 *                     947,500
    32,440            0       32,440   State Street Boston Corporation       2,769,565              0                     2,769,565
         0       25,000       25,000   Washington Mutual, Inc.                       0        884,375 *                     884,375
                                                                           --------------------------------------------------------
                                                                             5,489,523      5,277,312                    10,766,835
                                                                           --------------------------------------------------------
                                       FINANCIAL/INSURANCE
    32,610            0       32,610   Marsh & McLennan Companies Inc.       2,462,055              0                     2,462,055
                                                                           --------------------------------------------------------
                                       FOOD PRODUCTS & SERVICES
         0       43,000       43,000   Sara Lee Corp.                                0        975,563 *                     975,563
         0       24,700       24,700   Suiza Foods Corp.                             0      1,034,312 *                   1,034,312
                                                                           --------------------------------------------------------
                                                                                     0      2,009,875                     2,009,875
                                                                           --------------------------------------------------------
                                       HEALTH CARE/DRUGS &
                                       HOSPITAL SUPPLIES
    53,770       30,000       83,770   Abbott Laboratories                   2,446,535      1,365,000                     3,811,535
         0       15,000       15,000   Baxter International, Inc.                    0        909,375 *                     909,375
    26,980            0       26,980   Johnson & Johnson                     2,644,041              0                     2,644,041
    36,280       16,000       52,280   Merck & Co., Inc.                     2,684,720      1,184,000                     3,868,720
         0       16,000       16,000   Pharmacia & Upjohn, Inc.                      0        909,000 *                     909,000
                                                                           --------------------------------------------------------
                                                                             7,775,296      4,367,375                    12,142,671
                                                                           --------------------------------------------------------
                                       HEALTH CARE/MEDICAL DEVICES
    35,170            0       35,170   Medtronics, Inc.                      2,738,863              0                     2,738,863
                                                                           --------------------------------------------------------
                                       LIFE & HEALTH INSURANCE
         0       30,000       30,000   Allstate Corp.                                0      1,076,250 *                   1,076,250
         0        8,000        8,000   Cigna Corp.                                   0        712,000 *                     712,000
         0       22,000       22,000   Nationwide Financial Services, Inc.           0        995,500 *                     995,500
                                                                           --------------------------------------------------------
                                                                                     0      2,783,750                     2,783,750
                                                                           --------------------------------------------------------
                                       MANUFACTURING
         0       24,000       24,000   Dana Corp.                                    0      1,105,500 *                   1,105,500
                                                                           --------------------------------------------------------
                                       OIL COMPANIES - INTEGRATED
         0       12,100       12,100   Amerada Hess Corp.                            0        719,950                       719,950
         0       25,000       25,000   Conoco, Inc.                                  0        696,875 *                     696,875
         0       18,000       18,000   Exxon Corp.                                   0      1,388,250                     1,388,250
         0       32,000       32,000   Shell Transport & Trading ADR                 0      1,483,999 *                   1,483,999
         0       20,000       20,000   Texaco, Inc.                                  0      1,250,000 *                   1,250,000
         0       23,000       23,000   USX - Marathon Group, Inc.                    0        748,938 *                     748,938
                                                                           --------------------------------------------------------
                                                                                     0      6,288,012                     6,288,012
                                                                           --------------------------------------------------------

                                       PRINTING & PUBLISHING
         0       16,000       16,000   Knight-Ridder, Inc.                           0        879,000 *                     879,000
         0       30,000       30,000   New York Times Co.                            0      1,104,375 *                   1,104,375
                                                                           --------------------------------------------------------
                                                                                     0      1,983,375                     1,983,375
                                                                           --------------------------------------------------------
                                       RETAIL STORES
         0       15,000       15,000   Albertsons, Inc.                              0        773,438 *                     773,438
         0       80,000       80,000   Food Lion, Inc.                               0        925,000 *                     925,000
         0       20,000       20,000   May Department Stores Co.                     0        817,500 *                     817,500
                                                                           --------------------------------------------------------
                                                                                     0      2,515,938                     2,515,938
                                                                           --------------------------------------------------------
                                       TECHNOLOGY/COMPUTERS &
                                       OFFICE EQUIPMENT
    26,900       11,000       37,900   Hewlett-Packard Company               2,703,451      1,105,500                     3,808,951
    28,220       14,000       42,220   International Business Machine        3,647,436      1,809,500                     5,456,936
                                                                           --------------------------------------------------------
                                                                             6,350,887      2,915,000                     9,265,887
                                                                           --------------------------------------------------------
                                       TECHNOLOGY/DATA SERVICES
    58,360            0       58,360   Automatic Data Processing Inc.        2,567,840              0                     2,567,840
    44,490            0       44,490   Electronic Data Systems Corporation   2,516,466              0                     2,516,466
                                                                           --------------------------------------------------------
                                                                             5,084,306              0                     5,084,306
                                                                           --------------------------------------------------------
                                       TECHNOLOGY/SEMICONDUCTORS
    43,920       18,000       61,920   Intel Corporation                     2,613,240      1,071,000                     3,684,240
                                                                           --------------------------------------------------------
                                       TELECOMMUNICATION
    22,900       25,000       47,900   AT&T Corporation                      1,278,106      1,395,313                     2,673,419
         0       26,000       26,000   Bell Atlantic Corp.                           0      1,699,749 *                   1,699,749
         0       23,000       23,000   US West, Inc.                                 0      1,351,250 *                   1,351,250
                                                                           --------------------------------------------------------
                                                                             1,278,106      4,446,312                     5,724,418
                                                                           --------------------------------------------------------
                                       TOBACCO
         0       15,000       15,000   Philip Morris Cos., Inc.                      0        602,813 *                     602,813
                                                                           --------------------------------------------------------
                                       TRANSPORTATION
         0       28,000       28,000   Burlington Northern Santa Fe                  0        868,000 *                     868,000
         0       20,000       20,000   Ryder Systems, Inc.                           0        520,000                       520,000
                                                                           --------------------------------------------------------
                                                                                     0      1,388,000                     1,388,000
                                                                           --------------------------------------------------------
                                       UTILITIES/REITS
         0       35,700       35,700   Carramerica Realty Corp.                      0        892,500 *                     892,500
         0       40,000       40,000   FirstEnergy Corp.                             0      1,239,999 *                   1,239,999
         0       24,000       24,000   General Public Utility, Inc.                  0      1,012,500                     1,012,500
         0       25,000       25,000   Highwoods Properties, Inc.                    0        685,938                       685,938
                                                                           --------------------------------------------------------
                                                                                     0      3,830,937                     3,830,937
                                                                           --------------------------------------------------------

                                       WASTE DISPOSAL
         0       16,000       16,000   Waste Management, Inc.                        0        860,000                       860,000
                                                                           --------------------------------------------------------

                                       TOTAL COMMON STOCKS                  63,531,406     64,198,112                   125,381,268
                                                                           --------------------------------------------------------
                                       REPURCHASE AGREEMENT AND OTHER
  $      0     $250,000     $250,000   Union Bank of California, 5.25%,
                                       dated 6/30/99 due 7/1/99 with a
                                       maturity value of $250,036,
                                       collaterized by $259,937, Freddie
                                       Mac, 6.25% due 12/15/07 with a
                                       value of $250,951                             0        250,000                       250,000
         0          976          976   Union Bank of California -
                                       Cash Sweep                                    0            976                           976
                                                                           --------------------------------------------------------
                                                                                     0        250,976              0        250,976
                                                                           --------------------------------------------------------
                                       TOTAL INVESTMENTS IN SECURITIES
                                       (Cost $49,492,341, $56,987,958
                                       and $106,480,299, respectively)*     63,531,406     64,449,088                   125,632,244

                                       OTHER ASSETS LESS LIABILITIES           984,402      1,122,505         (6,298)     2,100,609
                                                                           --------------------------------------------------------
                                       NET ASSETS                          $64,515,808    $65,571,593    $    (6,298)  $127,732,853
                                                                           ========================================================
                                       * Cost for Federal income tax
                                         purposes is the same.

                                       Net unrealized appreciation
                                       consists of:

                                       Gross unrealized appreciation       $14,724,181    $ 8,123,515                  $ 22,847,696
                                       Gross unrealized depreciation          (685,116)      (662,385)                   (1,347,501)
                                                                           --------------------------------------------------------
                                       Net unrealized appreciation         $14,039,065    $ 7,461,130                  $ 21,500,195
                                                                           ========================================================

* Indicates securities which Sefton Capital Management, investment adviser to the Acquired Funds, in consultation with Kayne Anderson Investment Management, LLC, investment adviser to the Acquiring Funds, anticipates will be sold prior to the effective date of the reorganization. The proceeds from the sale of such securities, whose value at June 30, 1999 was $44,571,161, will be reinvested in accordance with the investment objectives of the Acquiring Fund prior to the effective date of the reorganization. Net gains realized upon such sales will be distributed to the shareholders of the Acquired Fund prior to the consummation of the reorganization and are expected to be taxable.

See accompanying notes to pro forma combining financial statements.

                      KAYNE ANDERSON RISING DIVIDENDS FUND
                            SEFTON EQUITY VALUE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                        KAYNE
                                              KAYNE                                    ANDERSON
                                             ANDERSON        SEFTON      PRO FORMA    PRO FORMA
                                           (HISTORICAL)   (HISTORICAL)    ADJUST       COMBINED
                                           -----------------------------------------------------
ASSETS
Investments in securities, at market
  (cost of $49,492,341, $56,987,958
  and $106,480,299, respectively)          $ 63,531,406   $ 64,449,088              $127,980,494
Cash                                            623,309        224,848                   848,157
Receivable for:
   Investment securities sold                 1,594,280        962,758                 2,557,038
   Dividends and interest                        65,120         72,768                   137,888
Prepaid expenses                                 12,681          7,185                    19,866
Deferred organization costs, net                  5,846          6,298     (6,298)         5,846
                                           -----------------------------------------------------
     Total assets                            65,832,642     65,722,945     (6,298)   131,549,289
                                           -----------------------------------------------------
LIABILITIES
Payables:
   Investment securities purchased            1,255,896              0                 1,255,896
    Capital shares redeemed                           0         64,654                    64,654
Due to investment advisor                        42,218         53,971                    96,189
Other accrued expenses                           18,720         32,727                    51,447
                                           -----------------------------------------------------
     Total liabilities                        1,316,834        151,352          0      1,468,186
                                           -----------------------------------------------------
NET ASSETS                                 $ 64,515,808   $ 65,571,593   $ (6,298)  $130,081,103
                                           =====================================================
Number of shares issued and
  outstanding (unlimited shares
  authorized without par value)               3,399,813      4,206,304   (751,863)     6,854,254
                                           =====================================================
sNet asset value, offering and redemption
  price per share                          $      18.98   $      15.59              $      18.98
                                           =====================================================

See accompanying noates to pro forma combining financial statements.

                      KAYNE ANDERSON RISING DIVIDENDS FUND
                            SEFTON EQUITY VALUE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                                    KAYNE
                                             KAYNE                                 ANDERSON
                                            ANDERSON       SEFTON     PRO FORMA    PRO FORMA
                                          (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                          --------------------------------------------------
INVESTMENT INCOME:
Income:
   Dividend income                        $   361,700   $   719,372              $ 1,081,072
   Interest income                             11,134        55,942                   67,076
                                          --------------------------------------------------
      Total income                            372,834       775,314          0     1,148,148
                                          --------------------------------------------------
Expenses:
   Investment advisory fees                   208,079       328,388    (82,097)      454,370
   Custodian fees                               7,439         3,349                   10,788
   Administration fees                         18,831        49,574                   68,405
   Fund accounting fees                        16,336        15,798                   32,134
   Transfer agent fees                         11,136        11,556                   22,692
   Shareholder servicing fees                       0        14,747    (14,747)            0
   Professional fees                           12,406        19,182                   31,588
   Insurance expense                              643             0                      643
   Miscellaneous expenses                       1,736        26,846                   28,582
   Reports to shareholders                      2,736             0                    2,736
   Registration fees                            8,688             0                    8,688
   Trustees' fees                               1,933             0                    1,933
   Amortization of deferred
     organization expenses                      3,531             0                    3,531
                                          --------------------------------------------------
      Total expenses                          293,494       469,440    (96,844)      666,090
      Less: Expenses reimbursed                     0             0                        0
                                          --------------------------------------------------
      Net expenses                            293,494       469,440    (96,844)      666,090
                                          --------------------------------------------------
NET INVESTMENT INCOME                          79,340       305,874     96,844       482,058
                                          --------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments     4,663,814    (3,476,788)               1,187,026
Net change in unrealized appreciation
  (depreciation) of investments             2,264,819     4,316,526                6,581,345
                                          --------------------------------------------------
   Net gain (loss) on investments           6,928,633       839,738          0     7,768,371
                                          --------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $ 7,007,973   $ 1,145,612    $96,844   $ 8,250,429
                                          ==================================================

See accompanying notes to pro forma combining financial statements.

                      KAYNE ANDERSON RISING DIVIDENDS FUND
                            SEFTON EQUITY VALUE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

                                                                                        KAYNE
                                             KAYNE                                     ANDERSON
                                            ANDERSON         SEFTON      PRO FORMA     PRO FORMA
                                          (HISTORICAL)    (HISTORICAL)     ADJUST      COMBINED
                                          -------------------------------------------------------
INVESTMENT INCOME:
Income:
   Dividend income                        $    696,723    $  2,229,632               $  2,926,355
   Interest income                              57,488               0                     57,488
                                          -------------------------------------------------------
      Total income                             754,211       2,229,632           0      2,983,843
                                          -------------------------------------------------------
Expenses:
   Investment advisory fees                    334,518         813,278    (203,320)       944,477
   Custodian fees                               14,080           7,060                     21,140
   Administration fees                          30,783         121,991                    152,774
   Fund accounting fees                         34,739          32,672                     67,411
   Transfer agent fees                          23,398          28,811                     52,209
   Shareholder servicing fees                        0          14,721     (14,721)             0
   Professional fees                            22,757          52,643                     75,400
   Insurance expense                             1,647               0                      1,647
   Miscellaneous expenses                        4,038          57,338                     61,376
   Reports to shareholders                       3,001               0                      3,001
   Registration fees                            17,961               0                     17,961
   Trustees' fees                                4,701               0                      4,701
   Amortization of deferred
     organization expenses                       6,081               0           0          6,081
                                          -------------------------------------------------------
      Total expenses                           497,704       1,128,514    (218,041)     1,408,178
      Less: Expenses reimbursed/waived               0               0                          0
                                          -------------------------------------------------------
      Net expenses                             497,704       1,128,514    (218,041)     1,408,178
                                          -------------------------------------------------------
NET INVESTMENT INCOME                          256,507       1,101,118     218,041      1,575,666
                                          -------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments      5,326,022       2,418,491                  7,744,513
Net change in unrealized appreciation
  (depreciation) of investments                (98,265)    (10,739,830)               (10,838,095)
                                          -------------------------------------------------------
   Net gain (loss) on investments            5,227,757      (8,321,339)          0     (3,093,582)
                                          -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  5,484,264    $ (7,220,221)   $218,041   $ (1,517,917)
                                          =======================================================

See accompanying notes to pro forma combining financial statements.

                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
                         SEFTON SMALL COMPANY VALUE FUND
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

          SHARES/PAR VALUE                                                                             VALUE
-------------------------------------                                           ---------------------------------------------------
                              KAYNE                                                                                        KAYNE
    KAYNE                    ANDERSON                                               KAYNE                                 ANDERSON
  ANDERSON       SEFTON     PRO FORMA                                             ANDERSON       SEFTON      PRO FORMA   PRO FORMA
(HISTORICAL)  (HISTORICAL)   COMBINED                                           (HISTORICAL)  (HISTORICAL)    ADJUST      COMBINED
-------------------------------------                                           ---------------------------------------------------
                                       COMMON STOCKS
                                       AEROSPACE/DEFENSE
         0       15,000       15,000   Primex Technologies, Inc.                $         0   $   323,438 *             $   323,438
                                                                                ---------------------------------------------------
                                       AUTOMOTIVE
         0       12,000       12,000   Superior Industries International, Inc.            0       327,750 *                 327,750
                                                                                ---------------------------------------------------
                                       BANKING
         0        9,600        9,600   Alabama National Bancorporation                    0       240,000 *                 240,000
         0       12,700       12,700   Bank of the Ozarks, Inc.                           0       230,188 *                 230,188
         0        8,400        8,400   F.N.B. Corp.                                       0       226,800 *                 226,800
         0       27,100       27,100   First Essex Bancorp Inc.                           0       440,375 *                 440,375
         0       13,000       13,000   Independent Bank Corp.                             0       225,875 *                 225,875
         0        9,000        9,000   Merchants Bancshares, Inc.                         0       204,750 *                 204,750
    71,107            0            0   National Commerce Bancorp                  1,555,466             0                 1,555,466
         0       16,100       16,100   Trico Bancshares                                   0       297,850 *                 297,850
    61,092            0            0   Washington Federal, Inc.                   1,370,752             0                 1,370,752
                                                                                ---------------------------------------------------
                                                                                  2,926,218     1,865,838                 4,792,056
                                                                                ---------------------------------------------------
                                       BASIC INDUSTRY
         0        6,200        6,200   Synthetic Industries, Inc.                         0       182,900 *                 182,900
                                                                                ---------------------------------------------------
                                       BASIC MATERIALS/PACKAGING
    40,427            0       40,427   Bemis Company                              1,606,973             0                 1,606,973
    25,749            0       25,749   Liqui-Box Corporation                      1,384,008             0                 1,384,008
                                                                                ---------------------------------------------------
                                                                                  2,990,981             0                 2,990,981
                                                                                ---------------------------------------------------
                                       BASIC MATERIALS/PAINTS AND COATING
    15,118            0       15,118   Benjamin Moore & Co.                       1,420,147             0                 1,420,147
                                                                                ---------------------------------------------------
                                       BUILDING PRODUCTS
         0       37,500       37,500   Cameron Ashley Building Products, Inc.             0       391,406 *                 391,406
         0       14,000       14,000   Drew Industries, Inc.                              0       172,375 *                 172,375
         0       16,000       16,000   Hussmann International, Inc.                       0       265,000 *                 265,000
                                                                                ---------------------------------------------------
                                                                                          0       828,781                   828,781
                                                                                ---------------------------------------------------

                                       BUSINESS SERVICES
         0       12,000       12,000   Advo, Inc.                                         0       249,000 *                 249,000
         0       10,000       10,000   Analytical Surveys, Inc.                           0       248,750 *                 248,750
         0       14,000       14,000   World Color Press, Inc.                            0       385,000 *                 385,000
                                                                                ---------------------------------------------------
                                                                                          0       882,750                   882,750
                                                                                ---------------------------------------------------
                                       CAPITAL GOODS/MACHINERY EQUIPMENT
    60,427            0       60,427   Federal Signal Corporation                 1,280,297             0                 1,280,297
    24,894            0       24,894   Nordson Corporation                        1,524,757             0                 1,524,757
                                                                                ---------------------------------------------------
                                                                                  2,805,054             0                 2,805,054
                                                                                ---------------------------------------------------
                                       CHEMICALS
         0       15,000       15,000   A. Schulman, Inc.                                  0       257,813 *                 257,813
         0        3,500        3,500   Ferro Corp.                                        0        96,250 *                  96,250
                                                                                ---------------------------------------------------
                                                                                          0       354,063                   354,063
                                                                                ---------------------------------------------------
                                       CONSUMER CYCLICALS
         0       20,000       20,000   Burlington Coat Factory Warehouse Corp.            0       386,250 *                 386,250
    60,130            0       60,130   Claire's Stores Inc.                       1,540,831             0                 1,540,831
    76,952            0       76,952   LA-Z Boy Chair Company                     1,769,896             0                 1,769,896
         0       10,000       10,000   Libbey, Inc.                                       0       290,000 *                 290,000
         0       25,000       25,000   Pier One Imports, Inc.                             0       281,250 *                 281,250
    59,552            0       59,552   Strayer Education Inc.                     1,827,502             0                 1,827,502
         0        8,000        8,000   Tropical Sportswear International Corp.            0       255,000 *                 255,000
                                                                                ---------------------------------------------------
                                                                                  5,138,229     1,212,500                 6,350,729
                                                                                ---------------------------------------------------
                                       CONSUMER STAPLES/FOOD
         0        9,200        9,200   Great Atlantic & Pacific Tea Co.                   0       311,075 *                 311,075
    39,157            0       39,157   Tootsie Roll Industries, Inc.              1,512,439             0                 1,512,439
                                                                                ---------------------------------------------------
                                                                                  1,512,439       311,075                 1,823,514
                                                                                ---------------------------------------------------
                                       DISTRIBUTORS/WHOLESALE
         0       25,000       25,000   Merkert American Corp.                             0       237,500 *                 237,500
         0        7,500        7,500   SCP Pool Corp.                                     0       194,063 *                 194,063
                                                                                ---------------------------------------------------
                                                                                          0       431,563                   431,563
                                                                                ---------------------------------------------------

                                       ELECTRICAL & ELECTRONICS
         0       35,000       35,000   Pioneer Standard Electonics, Inc.                  0       420,000 *                 420,000
                                                                                ---------------------------------------------------
                                       ENERGY/OIL & GAS PRODUCTION
         0       24,000       24,000   Avista Corp.                                       0       390,000 *                 390,000
         0       11,000       11,000   Cleco Corp.                                        0       334,125 *                 334,125
    32,494            0       32,494   Devon Energy Corporation                   1,161,661             0                 1,161,661
         0       25,000       25,000   Midcoast Energy Resources, Inc.                    0       403,125 *                 403,125
                                                                                ---------------------------------------------------
                                                                                  1,161,661     1,127,250                 2,288,911
                                                                                ---------------------------------------------------
                                       FINANCE/INSURANCE
    57,834            0       57,834   American Heritage Life Insurance
                                       Corporation                                1,416,934             0                 1,416,934
         0       10,000       10,000   Harleysville Group, Inc.                           0       205,000 *                 205,000
         0       15,000       15,000   Liberty Financial Companies, Inc.                  0       436,875 *                 436,875
         0       13,000       13,000   Litchfield Financial Corp.                         0       220,188 *                 220,188
    34,253            0       34,253   Mutual Risk Management Ltd.                1,143,193             0                 1,143,193
                                                                                ---------------------------------------------------
                                                                                  2,560,127       862,063                 3,422,190
                                                                                ---------------------------------------------------
                                       FINANCE/FINANCIAL SERVICES
    70,442            0       70,442   Eaton Vance Corporation                    2,425,846             0                 2,425,846
    11,430            0       11,430   Fiduciary Trust Company                      545,809             0                   545,809
                                                                                ---------------------------------------------------
                                                                                  2,971,655             0                 2,971,655
                                                                                ---------------------------------------------------
                                       HEALTH CARE
         0       20,000       20,000   AmeriPath, Inc.                                    0       172,500 *                 172,500
         0        5,000        5,000   Barr Laboratories, Inc.                            0       199,375 *                 199,375
    70,450            0       70,450   Hooper Holmes Inc.                         1,435,419             0                 1,435,419
    53,900            0       53,900   Landauer Inc.                              1,590,051             0                 1,590,051
         0       12,500       12,500   Maxxim Medical, Inc.                               0       291,406 *                 291,406
         0       14,000       14,000   National Dentex Corp.                              0       241,500 *                 241,500
                                                                                ---------------------------------------------------
                                                                                  3,025,470       904,781                 3,930,251
                                                                                ---------------------------------------------------

                                       LOTTERY SERVICES
         0       12,000       12,000   Grech Holdings Corp.                               0       282,750 *                 282,750
                                                                                ---------------------------------------------------
                                       MANUFACTURING
         0       25,800       25,800   Citation Corp.                                     0       414,412 *                 414,412
         0       20,000       20,000   Mark IV Industries, Inc.                           0       422,499 *                 422,499
         0       17,000       17,000   Masotech, Inc.                                     0       287,938 *                 287,938
         0       15,000       15,000   Meade Instruments Corp.                            0       258,750 *                 258,750
         0       14,900       14,900   Standard Products Co.                              0       381,812 *                 381,812
         0       29,150       29,150   Supreme Industries, Inc.                           0       282,391 *                 282,391
                                                                                ---------------------------------------------------
                                                                                          0     2,047,802                 2,047,802
                                                                                ---------------------------------------------------
                                       OIL & GAS PRODUCTS & SERVICES
         0       18,000       18,000   Energen Corp.                                      0       335,250 *                 335,250
         0       12,000       12,000   Nui Corp.                                          0       300,000 *                 300,000
         0       27,900       27,900   World Fuel Services Corp.                          0       411,525 *                 411,525
                                                                                ---------------------------------------------------
                                                                                          0     1,046,775                 1,046,775
                                                                                ---------------------------------------------------
                                       RESTAURANTS
         0        7,700        7,700   Benihana, Inc.                                     0       111,650 *                 111,650
         0       11,000       11,000   Garden Fresh Restaurant Corp.                      0       206,250 *                 206,250
                                                                                ---------------------------------------------------
                                                                                          0       317,900                   317,900
                                                                                ---------------------------------------------------
                                       TECHNOLOGY/COMPUTER &
                                       OFFICE EQUIPMENT
    76,462            0       76,462   Reynolds & Reynolds Inc., Class A          1,782,520             0                 1,782,520
         0       10,000       10,000   Smart Modular Technologies                         0       173,750 *                 173,750
                                                                                ---------------------------------------------------
                                                                                  1,782,520       173,750                 1,956,270
                                                                                ---------------------------------------------------
                                       TECHNOLOGY/SOFTWARE & SERVICE
   113,005            0      113,005   Timberline Software Corporation            1,779,828             0                 1,779,828
                                                                                ---------------------------------------------------
                                       TRANSPORT - EQUIPMENT & LEASING
         0       31,100       31,100   Rollins Truck Leasing Corp.                        0       345,988 *                 345,988
         0       14,500       14,500   Willis Lease Finance Corp.                         0       236,531 *                 236,531
                                                                                ---------------------------------------------------
                                                                                          0       582,519                   582,519
                                                                                ---------------------------------------------------

                                       TRANSPORTATION/AIR TRANSPORT
    73,216            0       73,216   Air Express International Corporation      1,857,857             0                 1,857,857
         0       25,000       25,000   Railtex, Inc.                                      0       346,875 *                 346,875
                                                                                ---------------------------------------------------
                                                                                  1,857,857       346,875                 2,204,732
                                                                                ---------------------------------------------------
                                       UTILITIES/REITS
         0       20,000       20,000   Bedford Property Investors, Inc.                   0       357,500 *                 357,500
         0        7,400        7,400   Central Hudson Gas & Electric Corp.                0       310,800 *                 310,800
         0       21,000       21,000   EastGroup Property Investors, Inc.                 0       421,312 *                 421,312
         0       13,000       13,000   J.P. Realty, Inc.                                  0       267,313 *                 267,313
         0       10,000       10,000   Pacific Gulf Properties, Inc.                      0       226,250 *                 226,250
         0       10,000       10,000   Pan Pacific Retail Properties, Inc.                0       194,375 *                 194,375
         0       20,000       20,000   RFS Hotel Investors, Inc.                          0       251,250 *                 251,250
         0       16,000       16,000   Tri Net Corporate Realty Trust, Inc.               0       442,999 *                 442,999
                                                                                ---------------------------------------------------
                                                                                          0     2,471,799                 2,471,799
                                                                                ---------------------------------------------------
                                       TOTAL COMMON STOCKS                       31,932,186    17,304,922                49,237,108
                                                                                ---------------------------------------------------
                                       REPURCHASE AGREEMENT AND OTHER
  $      0     $ 28,000     $ 28,000   Union Bank of California, 5.25%
                                       dated 6/30/99 due 7/1/99 with a
                                       maturity value of $28,004, collaterized
                                       by $29,113, Freddie Mac, 6.25% due
                                       12/15/07 with a value of $28,106                   0        28,000                    28,000
         0          684          684   Union Bank of California - Cash Sweep              0           684                       684
                                                                                ---------------------------------------------------
                                                                                          0        28,684                    28,684
                                                                                ---------------------------------------------------
                                       TOTAL INVESTMENTS IN SECURITIES
                                       (Cost $28,608,593, $15,797,578
                                       and $44,406,171, respectively)*           31,932,186    17,333,606                49,265,792

                                       OTHER ASSETS LESS LIABILITIES              1,077,698       284,733     (14,756)    1,347,675
                                                                                ---------------------------------------------------
                                       NET ASSETS                               $33,009,884   $17,618,339    $(14,756)  $50,613,467
                                                                                ===================================================

                                       * Cost for Federal income tax purpose
                                         is the same.

                                       Net unrealized appreciation
                                       consists of:

                                       Gross unrealized appreciation            $ 3,837,377   $ 2,064,047               $ 5,901,424
                                       Gross unrealized depreciation               (513,784)     (528,019)               (1,041,803)
                                                                                ---------------------------------------------------
                                       Net unrealized appreciation              $ 3,323,593   $ 1,536,028               $ 4,859,621
                                                                                ===================================================

* Indicates securities which Sefton Capital Management, investment adviser to the Acquired Funds, in consultation with Kayne Anderson Investment Management, LLC, investment adviser to the Acquiring Funds, anticipates will be sold prior to the effective date of the reorganization. The proceeds from the sale of such securities, whose value at June 30, 1999 was $17,304,922, will be reinvested in accordance with the investment objectives of the Acquiring Fund prior to the effective date of the reorganization. Net losses realized upon such sales will be available to reduce capital gains realized by the Acquiring Fund after the consummation of the reorganization subject to certain limitations (See Note 3).

See accompanyng notes to pro forma combining financial statements.

                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
                         SEFTON SMALL COMPANY VALUE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                     KAYNE
                                              KAYNE                                 ANDERSON
                                             ANDERSON       SEFTON     PRO FORMA   PRO FORMA
                                           (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                           --------------------------------------------------
ASSETS
Investments in securities, at market
  (cost of $28,608,593, $15,797,578
  and $44,406,171, respectively)           $31,932,186   $17,333,606              $49,265,792
Cash                                         2,596,754        40,499                2,637,253
Receivable for:
   Investment securitites sold                       0       659,727                  659,727
   Dividends and interest                       50,472             0                   50,472
Prepaid expenses                                18,166         3,969                   22,135
Deferred organization costs, net                 9,847        14,756    (14,756)        9,847
                                           --------------------------------------------------
     Total assets                           34,607,425    18,052,557    (14,756)   52,645,226
                                           --------------------------------------------------
LIABILITIES
Payables:
   Investment securities purchased           1,574,859       408,377                1,983,236
Due to investment advisor                       21,495         8,823                   30,318
Other accrued expenses                           1,187        17,018                   18,205
                                           --------------------------------------------------
     Total liabilities                       1,597,541       434,218          0     2,031,759
                                           --------------------------------------------------
NET ASSETS                                 $33,009,884   $17,618,339   $(14,756)  $50,613,467
                                           ==================================================
Number of shares issued and
  outstanding (unlimited shares
  authorized without par value)              2,021,500     1,621,443   (543,453)    3,099,490
                                           ==================================================
Net asset value, offering and redemption
  price per share                          $     16.33   $     10.87              $     16.33
                                           ==================================================

See accompanying noates to pro forma combining financial statements.

                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
                         SEFTON SMALL COMPANY VALUE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                                        KAYNE
                                                KAYNE                                  ANDERSON
                                               ANDERSON       SEFTON      PRO FORMA   PRO FORMA
                                             (HISTORICAL)   (HISTORICAL)    ADJUST     COMBINED
                                             ---------------------------------------------------
INVESTMENT INCOME:
Income:
   Dividend income                           $   271,345    $   218,981              $   490,326
   Interest income                                16,578         25,504                   42,082
                                             ---------------------------------------------------
      Total income                               287,923        244,485          0       532,408
                                             ---------------------------------------------------
Expenses:
   Investment advisory fees                      140,274        146,852    (46,993)      240,133
   Custodian fees                                  5,455          1,258                    6,713
   Administration fees                            12,377         17,622                   29,999
   Fund accounting fees                           16,364         15,750                   32,114
   Transfer agent fees                             7,636          5,871                   13,507
   Shareholder servicing fees                          0          5,509     (5,509)            0
   Professional fees                               9,216         13,833                   23,049
   Insurance expense                                  45              0                       45
   Miscellaneous expenses                          1,240         13,941                   15,181
   Reports to shareholders                           744              0                      744
   Registration fees                               8,296              0                    8,296
   Trustees' fees                                  2,933              0                    2,933
   Amortization of deferred
     organization expenses                         2,107              0                    2,107
                                             ---------------------------------------------------
      Total expenses                             206,687        220,636    (52,502)      374,821
      Less: Expenses reimbursed (recouped)         7,593        (42,963)    27,792        (7,578)
                                             ---------------------------------------------------
      Net expenses                               214,280        177,673    (24,710)      367,243
                                             ---------------------------------------------------
NET INVESTMENT INCOME                             73,643         66,812     24,710       165,165
                                             ---------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments        2,682,777     (7,422,560)              (4,739,783)
Net change in unrealized appreciation
  (depreciation) of investments                 (125,197)     5,842,765                5,717,568
                                             ---------------------------------------------------
   Net gain (loss) on investments              2,557,580     (1,579,795)         0       977,785
                                             ---------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS           $ 2,631,223    $(1,512,983)   $24,710   $ 1,142,950
                                             ===================================================

See accompanying notes to pro forma combining financial statements.

                 KAYNE ANDERSON SMALL CAP RISING DIVIDENDS FUND
                         SEFTON SMALL COMPANY VALUE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

                                                                                      KAYNE
                                             KAYNE                                   ANDERSON
                                            ANDERSON       SEFTON      PRO FORMA    PRO FORMA
                                          (HISTORICAL)   (HISTORICAL)    ADJUST      COMBINED
                                          ----------------------------------------------------
INVESTMENT INCOME:
Income:
   Dividend income                        $   399,531    $   834,496               $ 1,234,027
   Interest income                             31,685              0                    31,685
                                          ----------------------------------------------------
      Total income                            431,216        834,496           0     1,265,712
                                          ----------------------------------------------------
Expenses:
   Investment advisory fees                   218,722        417,794    (133,694)      502,822
   Custodian fees                               9,966          3,607                    13,573
   Administration fees                         26,052         50,135                    76,187
   Fund accounting fees                        30,570         32,584                    63,154
   Transfer agent fees                         21,456         10,398                    31,854
   Shareholder servicing fees                       0             32         (32)            0
   Professional fees                            7,849         35,839                    43,688
   Insurance expense                               91              0                        91
   Miscellaneous expenses                       3,846         34,814                    38,660
   Reports to shareholders                      2,688              0                     2,688
   Registration fees                           16,577              0                    16,577
   Trustees' fees                               4,734              0                     4,734
   Amortization of deferred
     organization expenses                      4,249              0           0         4,249
                                          ----------------------------------------------------
      Total expenses                          346,800        585,203    (133,726)      798,277
      Less: Expenses reimbursed/waived        (12,965)       (66,847)     61,637       (18,175)
                                          ----------------------------------------------------
      Net expenses                            333,835        518,356     (72,089)      780,102
                                          ----------------------------------------------------
NET INVESTMENT INCOME                          97,381        316,140      72,089       485,610
                                          ----------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments      (168,179)        60,757                  (107,422)
Net change in unrealized appreciation
  (depreciation) of investments             3,090,369     (6,191,721)               (3,101,352)
                                          ----------------------------------------------------
Net gain (loss) on investments              2,922,190     (6,130,964)          0    (3,208,774)
                                          ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 3,019,571    $(5,814,824)   $ 72,089   $(2,723,164)
                                          ====================================================

See accompanying notes to pro forma combining financial statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND
                           SEFTON U.S. GOVERNMENT FUND
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

               PAR VALUE                                                                                 VALUE
-------------------------------------                                            --------------------------------------------------
                              KAYNE                                                                                        KAYNE
   KAYNE                     ANDERSON                                                KAYNE                                ANDERSON
  ANDERSON       SEFTON     PRO FORMA                                              ANDERSON       SEFTON    PRO FORMA    PRO FORMA
(HISTORICAL)  (HISTORICAL)   COMBINED                                            (HISTORICAL)  (HISTORICAL)   ADJUST      COMBINED
-------------------------------------                                            --------------------------------------------------
                                       DEBT SECURITIES
                                       U.S. TREASURY OBLIGATIONS
                                       U.S. Treasury Notes/Bonds
  $  376,000   $        0  $  376,000  6.875% due 08/31/1999                     $   377,292   $         0              $   377,292
           0    1,000,000   1,000,000  7.750% due 02/15/2001                               0     1,034,688                1,034,688
     875,000    1,500,000   2,375,000  6.250% due 10/31/2001                         887,578     1,521,563                2,409,141
           0    2,000,000   2,000,000  7.500% due 05/15/2002                               0     2,097,500                2,097,500
           0    2,200,000   2,200,000  6.250% due 02/15/2003                               0     2,237,813                2,237,813
           0    1,000,000   1,000,000  5.750% due 08/15/2003                               0     1,000,313                1,000,313
   2,050,000            0   2,050,000  11.875% due 11/15/2003                      2,520,860             0                2,520,860
   1,330,000    2,000,000   3,330,000  7.250% due 08/15/2004                       1,413,125     2,125,000                3,538,125
           0    2,000,000   2,000,000  7.880% due 11/15/2004                               0     2,184,375                2,184,375
           0    2,000,000   2,000,000  7.500% due 02/15/2005                               0     2,154,376                2,154,376
     551,000            0     551,000  5.875% due 11/15/2005                         550,828             0                  550,828
           0    1,500,000   1,500,000  6.500% due 10/15/2006                               0     1,548,282                1,548,282
           0    2,000,000   2,000,000  6.250% due 02/15/2007                               0     2,038,126                2,038,126
     507,000            0     507,000  5.625% due 05/15/2008                         496,701             0                  496,701
           0    1,000,000   1,000,000  7.250% due 05/15/2016                               0     1,097,813                1,097,813
           0    1,000,000   1,000,000  6.130% due 11/15/2027                               0       990,938                  990,938
                                                                                 --------------------------------------------------
                                       Total U.S. Treasury Obligations             6,246,384    20,030,787               26,277,171
                                                                                 --------------------------------------------------
                                       U.S. Treasury Strip
           0    4,000,000   4,000,000  Due 08/15/2020                                      0     1,063,612                1,063,612
                                                                                 --------------------------------------------------
                                       U.S. AGENCY OBLIGATIONS
                                       Federal Home Loan Bank
           0    1,000,000   1,000,000  5.930% due 04/09/2008                               0       963,842                  963,842
                                                                                 --------------------------------------------------
                                       Federal Home Loan Mortgage Corp.
           0      875,000     875,000  8.530% due 02/02/2005                               0       889,798                  889,798
           0      348,261     348,261  7.500% due 07/01/2009, Pool #E00326                 0       354,665                  354,665
           0      749,107     749,107  7.500% due 04/01/2014, Pool #C90060                 0       763,925                  763,925
           0      529,149     529,149  7.000% due 04/01/2016, Pool #C90133                 0       529,170                  529,170
           0      856,062     856,062  6.100% due 11/15/2016, Series 1501
                                       Class F                                             0       856,785                  856,785
                                                                                 --------------------------------------------------
                                                                                           0     3,394,343                3,394,343
                                                                                 --------------------------------------------------

                                       Federal National Mortgage Association
     420,000            0     420,000  6.100% due 02/10/2000                         421,565             0                  421,565
     600,000            0     600,000  5.625% due 05/14/2004                         586,150             0                  586,150
     350,000            0     350,000  7.700% due 08/10/2004                         350,762             0                  350,762
      87,000            0      87,000  6.950% due 11/13/2006                          87,161             0                   87,161
           0                           6.000% due 08/22/2009, Series 1994-34
           0    1,400,000   1,400,000  Class C                                             0     1,376,739                1,376,739
           0      512,967     512,967  7.000% due 05/01/2014, Pool #190783                 0       510,883                  510,883
           0      267,864     267,864  8.000% due 01/01/2015, Pool #250232                 0       274,891                  274,891
           0    1,503,568   1,503,568  6.500% due 06/01/2016, Pool #368930                 0     1,474,732                1,474,732
           0    1,000,000   1,000,000  6.500% due 04/25/2023, Series 1993-210              0       976,472                  976,472
           0    1,000,000   1,000,000  6.500% due 09/25/2023, Series 1994-51               0       972,945                  972,945
                                                                                 --------------------------------------------------
                                                                                   1,445,638     5,586,662                7,032,300
                                                                                 --------------------------------------------------
                                       Total U.S. Agency Obligations               1,445,638     9,944,847               11,390,485
                                                                                 --------------------------------------------------
                                       MORTGAGE-BACKED/PASS-THROUGH SECURITIES
                                       Government National Mortgage Association
           0      866,862     866,862  7.000% due 07/20/2013, Pool #2626                   0       867,290                  867,290
      11,206            0      11,206  8.000% due 11/15/2021                          11,533             0                   11,533
      17,815            0      17,815  8.500% due 12/15/2022                          18,677             0                   18,677
     228,772            0     228,772  8.000% due 07/15/2023                         235,442             0                  235,442
     162,915            0     162,915  8.500% due 08/15/2025                         170,799             0                  170,799
      53,582            0      53,582  8.500% due 06/15/2026                          56,175             0                   56,175
     139,196            0     139,196  8.000% due 09/15/2026                         143,254             0                  143,254
      59,125            0      59,125  8.000% due 11/15/2026                          60,848             0                   60,848
                                                                                 --------------------------------------------------
                                       Total Mortgage-Backed/Pass-
                                       Through Securities                            696,728       867,290                1,564,018
                                                                                 --------------------------------------------------
                                       ASSET-BACKED RECEIVABLES
     210,000            0     210,000  WFS Financial Owner Trust
                                       6.800% due 12/20/2003                         211,342             0                  211,342
                                                                                 --------------------------------------------------
                                       CORPORATE BONDS
                                       AUTO RENTALS
     175,000            0     175,000  Ryder System Inc.
                                       7.480% due 05/15/2000                         176,477             0                  176,477
                                                                                 --------------------------------------------------
                                       BEVERAGES
      70,000            0      70,000  Anheuser Busch Companies
                                       6.750% due 11/01/2006                          68,797             0                   68,797
     236,000            0     236,000  Coca-Cola Enterprises
                                       6.375% due 08/01/2001                         237,026             0                  237,026
                                                                                 --------------------------------------------------
                                                                                     305,823             0                  305,823
                                                                                 --------------------------------------------------

                                       COMMUNICATION SERVICES
     175,000            0     175,000  TCI Communications Inc.
                                       6.375% due 05/01/2003                         174,162             0                  174,162
                                                                                 --------------------------------------------------
                                       DEPARTMENT STORES
      70,000            0      70,000  Sears Roebuck Company
                                       9.450% due 07/25/2001                          73,511             0                   73,511
                                                                                 --------------------------------------------------
                                       FINANCE
     280,000            0     280,000  AT & T Capital Corporation
                                       7.500% due 11/15/2000                         281,759             0                  281,759
     175,000            0     175,000  Bear Stearns Company
                                       6.625% due 10/01/2004                         172,912             0                  172,912
      70,000            0      70,000  Beneficial Corporation
                                       6.600% due 09/26/2001                          70,258             0                   70,258
           0    1,000,000   1,000,000  Countrywide Home Loan
                                       7.450% due 09/16/2003                               0     1,021,767                1,021,767
     175,000            0     175,000  Finova Capital Corporation
                                       6.450% due 06/01/2000                         175,426             0                  175,426
     255,000            0     255,000  Ford Motor Credit Corporation
                                       6.250% due 11/08/2000                         255,599             0                  255,599
     192,000            0     192,000  General Motors Acceptance Corportation
                                       7.125% due 05/01/2003                         193,681             0                  193,681
      70,000            0      70,000  Household Finance Company
                                       8.000% due 08/15/2004                          70,211             0                   70,211
                                       Lehman Brothers Holdings
     175,000            0     175,000  8.875% due 03/01/2002                         183,084             0                  183,084
           0      500,000     500,000  8.750% due 05/15/2002                               0       522,405                  522,405
           0    1,000,000   1,000,000  7.250% due 10/15/2003                               0     1,004,997                1,004,997
           0      500,000     500,000  Salomon, Inc.
                                       9.250% due 05/01/2001                               0       525,783                  525,783
                                                                                 --------------------------------------------------
                                                                                   1,402,930     3,074,952                4,477,882
                                                                                 --------------------------------------------------
                                       INDUSTRIAL
      70,000            0      70,000  Allied Signal Inc.
                                       9.200% due 02/15/2003                          75,377             0                   75,377
                                       Boise Cascade Co.
           0    1,000,000   1,000,000  7.700% due 01/30/2003                               0       998,766                  998,766
           0      500,000     500,000  7.900% due 12/15/2003                               0       501,530                  501,530
           0      500,000     500,000  Bowater, Inc.
                                       8.250% due 10/15/1999                               0       502,620                  502,620
     175,000            0     175,000  Catepillar Inc.
                                       8.440% due 11/26/2003                         185,876             0                  185,876
           0    1,500,000   1,500,000  Coca Cola Bottling Co., Consolidated
                                       6.850% due 11/01/2007                               0     1,465,202                1,465,202
                                       Royal Caribbean Cruises Ltd.
           0      500,000     500,000  8.250% due 04/01/2005                               0       520,034                  520,034
           0    1,000,000   1,000,000  7.000% due 10/15/2007                               0       959,215                  959,215
                                                                                 --------------------------------------------------
                                                                                     261,253     4,947,367                5,208,620
                                                                                 --------------------------------------------------

                                       MOTION PICTURE PRODUCTION &
                                       OTHER SERVICES
     278,000            0     278,000  The Walt Disney Company
                                       6.375% due 03/30/2001                         279,592             0                  279,592
                                                                                 --------------------------------------------------
                                       YANKEEEURO
     175,000            0     175,000  Cable & Wireless
                                       6.375% due 03/06/2003                         172,240             0                  172,240
                                                                                 --------------------------------------------------
                                       Total Corporate Bonds                       2,845,988     8,022,319               10,868,307
                                                                                 --------------------------------------------------
                                       REPURCHASE AGREEMENT AND OTHER
           0    1,307,000   1,307,000  Union Bank of California, 5.250%, dated
                                       6/30/99 due 7/1/99 at maturity value
                                       $1,307,191, collaterized by $1,358,950,
                                       Freddie Mac, 6.250%, due 12/15/07
                                       with a fair value of $1,311,969                     0     1,307,000                1,307,000
           0          432         432  Union Bank of California-Cash Sweep                 0           432                      432
                                                                                 --------------------------------------------------
                                                                                           0     1,307,432                1,307,432
                                                                                 --------------------------------------------------
                                       TOTAL DEBT SECURITIES                      11,446,080    41,236,287               52,682,367
                                                                                 --------------------------------------------------
                                       TOTAL INVESTMENTS IN SECURITIES
                                       (Cost $11,597,669, $40,948,693
                                       and $52,546,362, respectively)*            11,446,080    41,236,287               52,682,367

                                       OTHER ASSETS LESS LIABILITIES                 254,825       358,708     (6,298)      607,235
                                                                                 --------------------------------------------------
                                       NET ASSETS                                $11,700,905   $41,594,995   $ (6,298)  $53,289,602
                                                                                 ==================================================

                                       * Cost for Federal income tax
                                         purposes is the same.

                                       Net unrealized appreciation
                                       (depreciation) consists of:

                                       Gross unrealized appreciation             $     8,385   $   812,525              $   820,910
                                       Gross unrealized depreciation                (159,974)     (524,931)                (684,905)
                                                                                 --------------------------------------------------
                                       Net unrealized appreciation
                                       (depreciation)                            $  (151,589)  $   287,594              $   136,005
                                                                                 ==================================================

See accompanying notes to pro forma combining financial statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND
                           SEFTON U.S. GOVERNMENT FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                     KAYNE
                                              KAYNE                                 ANDERSON
                                             ANDERSON       SEFTON     PRO FORMA   PRO FORMA
                                           (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                           --------------------------------------------------
ASSETS
Investments in securities, at market
  (cost of $11,597,669, $40,948,693
  and $52,546,362, respectively)           $11,446,080   $41,236,287              $52,682,367
Cash                                            86,558             0                   86,558
Interest receivable                            168,705       596,625                  765,330
Prepaid expenses                                20,382         3,650                   24,032
Due from investment advisor                      3,544             0                    3,544
Deferred organization costs, net                 9,847         6,298     (6,298)        9,847
                                           --------------------------------------------------
     Total assets                           11,735,116    41,842,860     (6,298)   53,571,678
                                           --------------------------------------------------
LIABILITIES
Payables:
   Capital shares redeemed                           0        30,731                   30,731
   Distributions to shareholders                33,093       184,317                  217,410
Due to investment advisor                            0        18,813                   18,813
Other accrued expenses                           1,118        14,004                   15,122
                                           --------------------------------------------------
     Total liabilities                          34,211       247,865          0       282,076
                                           --------------------------------------------------
NET ASSETS                                 $11,700,905   $41,594,995    $(6,298)  $53,289,602
                                           ==================================================
Number of shares issued and
  outstanding (unlimited shares
  authorized without par value)              1,103,094     3,380,718    539,046     5,022,858
                                           ==================================================
Net asset value, offering and redemption
  price per share                          $     10.61   $     12.30              $     10.61
                                           ==================================================

See accompanying noates to pro forma combining financial statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND
                           SEFTON U.S. GOVERNMENT FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                                 KAYNE
                                          KAYNE                                 ANDERSON
                                         ANDERSON       SEFTON     PRO FORMA   PRO FORMA
                                       (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                        -------------------------------------------------
INVESTMENT INCOME:
Income:
   Interest income                      $ 571,490    $ 1,277,715              $ 1,849,205
                                        -------------------------------------------------
      Total income                        571,490      1,277,715          0     1,849,205
                                        -------------------------------------------------
Expenses:
   Investment advisory fees                50,597        120,133    (20,022)      150,708
   Custodian fees                           4,472          1,858                    6,330
   Administration fees                      7,589         30,033                   37,622
   Fund accounting fees                    17,356         16,847                   34,203
   Transfer agent fees                      7,636          4,425                   12,061
   Shareholder servicing fees                   0         10,542    (10,542)            0
   Professional fees                        5,116         15,189                   20,305
   Insurance expense                           92              0                       92
   Miscellaneous expenses                   1,240         16,900                   18,140
   Reports to shareholders                    744              0                      744
   Registration fees                        8,348              0                    8,348
   Trustees' fees                           3,933              0                    3,933
   Amortization of deferred
     organization expenses                  2,107              0                    2,107
                                        -------------------------------------------------
      Total expenses                      109,230        215,927    (30,564)      294,593
      Less: Expenses reimbursed           (13,534)       (14,756)    20,506        (7,784)
                                        -------------------------------------------------
      Net expenses                         95,696        201,171    (10,058)      286,809
                                        -------------------------------------------------
NET INVESTMENT INCOME                     475,794      1,076,544     10,058     1,562,396
                                        -------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments           91,140          5,409                   96,549
Net change in unrealized appreciation
  (depreciation) of investments          (711,227)    (1,709,716)              (2,420,943)
                                        -------------------------------------------------
   Net gain (loss) on investments        (620,087)    (1,704,307)         0    (2,324,394)
                                        -------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS      $(144,293)   $  (627,763)   $10,058   $  (761,998)
                                        =================================================

See accompanying notes to pro forma combining financial statements.

               KAYNE ANDERSON INTERMEDIATE TOTAL RETURN BOND FUND
                           SEFTON U.S. GOVERNMENT FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

                                                                                     KAYNE
                                             KAYNE                                  ANDERSON
                                            ANDERSON       SEFTON      PRO FORMA   PRO FORMA
                                          (HISTORICAL)   (HISTORICAL)    ADJUST     COMBINED
                                          ---------------------------------------------------
INVESTMENT INCOME:
Income:
   Dividend income                        $         0    $        37              $        37
   Interest income                          1,411,875      2,383,315                3,795,190
                                          ---------------------------------------------------
      Total income                          1,411,875      2,383,352          0     3,795,227
                                          ---------------------------------------------------
Expenses:
   Investment advisory fees                   120,618        225,370    (37,562)      308,426
   Custodian fees                               5,429             98                    5,527
   Administration fees                         26,052         56,342                   82,394
   Fund accounting fees                        32,258         34,971                   67,229
   Transfer agent fees                         20,322          9,643                   29,965
   Shareholder servicing fees                       0          4,847     (4,847)            0
   Professional fees                            8,092         33,299                   41,391
   Insurance expense                               70              0                       70
   Miscellaneous expenses                       2,263         27,842                   30,105
   Reports to shareholders                      1,000              0                    1,000
   Registration fees                           16,487              0                   16,487
   Trustees' fees                               4,438              0                    4,438
   Amortization of deferred
     organization expenses                      4,249              0                    4,249
                                          ---------------------------------------------------
      Total expenses                          241,278        392,412    (42,409)      591,281
      Less: Expenses reimbursed/waived        (15,132)       (37,561)    24,666       (28,027)
                                          ---------------------------------------------------
      Net expenses                            226,146        354,851    (17,743)      563,254
                                          ---------------------------------------------------
NET INVESTMENT INCOME                       1,185,729      2,028,501     17,743     3,231,973
                                          ---------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments       131,606        104,888                  236,494
Net change in unrealized appreciation
  (depreciation) of investments               490,291        545,227                1,035,518
                                          ---------------------------------------------------
   Net gain (loss) on investments             621,897        650,115          0     1,272,012
                                          ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 1,807,626    $ 2,678,616    $17,743   $ 4,503,985
                                          ===================================================

See accompanying notes to pro forma combining financial statements.

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND
                         SEFTON CALIFORNIA TAX-FREE FUND
                  PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 1999
                                   (UNAUDITED)

              PAR VALUE                                                                                VALUE
--------------------------------------                                           --------------------------------------------------
                              KAYNE                                                                                        KAYNE
   KAYNE                     ANDERSON                                               KAYNE                                 ANDERSON
  ANDERSON       SEFTON     PRO FORMA                                              ANDERSON       SEFTON     PRO FORMA   PRO FORMA
(HISTORICAL)  (HISTORICAL)   COMBINED                                            (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
--------------------------------------                                           --------------------------------------------------
                                        MUNICIPAL DEBT
                                        CERTIFICATE OF PARTICIPATION
  $      0     $1,500,000   $1,500,000  West Covina, California Hospital,
                                        Certificate of Participation, 6.500%
                                        due 08/15/2014,
                                        Prerefunded 08/15/2004 @ 102             $         0   $ 1,672,530              $ 1,672,530
                                                                                 --------------------------------------------------
                                        FLOATING RATE NOTES
                                        California Pollution Control Finance
                                        Authority
         0        100,000      100,000  Series A, 3.350% due 02/28/2008 (b)                0       100,000                  100,000
         0        100,000      100,000  Series B, 3.350% due 02/28/2008 (b)                0       100,000                  100,000
         0        100,000      100,000  Series C, 3.350% due 02/28/2008 (b)                0       100,000                  100,000
                                                                                 --------------------------------------------------
                                                                                           0       300,000                  300,000
                                                                                 --------------------------------------------------
                                        GENERAL OBLIGATION
   100,000              0      100,000  California State
                                        6.500% dated 03/01/1998 due 03/01/2002       106,000             0                  106,000
   175,000              0      175,000  California State
                                        5.250% dated 04/01/1998 due 10/01/2005       183,093             0                  183,093
   250,000              0      250,000  California State
                                        5.25% dated 02/01/1999 due 02/01/2006        260,625             0                  260,625
   250,000              0      250,000  California State
                                        5.375% dated 03/01/1994 due 03/01/2006       262,500             0                  262,500
         0      1,325,000    1,325,000  California State
                                        6.250% due 04/01/2008                              0     1,468,365                1,468,365
    65,000              0       65,000  California State
                                        5.250% dated 11/01/1996 due 06/01/2011        66,300             0                   66,300
   250,000              0      250,000  California State
                                        5.250% dated 11/01/1996 due 06/01/2016       249,375             0                  249,375
   100,000              0      100,000  California State Veterans Bonds
                                        6.250% dated 03/01/1995 due 02/01/2014       101,070             0                  101,070
   200,000              0      200,000  California State Veterans Bond
                                        6.375% dated 03/01/1995 due 02/01/2027       202,234             0                  202,234
         0      1,895,000    1,895,000  California State Veterans General
                                        Obligation 5.15% due 12/1/14, Callable
                                        12/1/08 @ 101                                      0     1,896,421                1,896,421
   200,000              0      200,000  Hawaii State
                                        5.250% dated 03/01/1997 due 03/01/2000       202,294             0                  202,294

   195,000              0      195,000  Indiana Bond Bank
                                        6.600% dated 02/01/1991 due 01/01/2003       205,237             0                  205,237
   200,000              0      200,000  Los Angeles County California Public
                                        Works 5.000% 11/01/1997 due 10/01/2016       194,000             0                  194,000
   250,000              0      250,000  Massachusetts State
                                        5.000% dated 08/01/1997 due 08/01/2000       253,397             0                  253,397
   100,000              0      100,000  Nevada State
                                        5.600% dated 07/01/1996 due 05/15/2009       104,750             0                  104,750
         0      1,000,000    1,000,000  Oakland California, Series B 5.88%
                                        due 6/15/19, Callable 6/15/05 @ 102                0     1,041,850                1,041,850
    60,000              0       60,000  Puerto Rico Public Buildings Authority
                                        5.750% dated 06/01/1993 due 07/01/2015        61,725             0                   61,725
   150,000              0      150,000  Salt Lake City Utah Redevelopment
                                        Agency 5.500% dated 08/01/1997 due
                                        10/01/2008                                   154,312             0                  154,312
   250,000              0      250,000  Washoe County Nevada
                                        6.750% dated 03/15/1991 due 03/15/2000       257,677             0                  257,677
                                                                                 --------------------------------------------------
                                                                                   2,864,589     4,406,636                7,271,225
                                                                                 --------------------------------------------------
                                        EDUCATION
         0      1,690,000    1,690,000  California Educational Facilities
                                        Authority, Pomona College, 6.13%,
                                        2/15/08, Callable 02/15/2002 @ 102                 0     1,794,611                1,794,611
         0      1,500,000    1,500,000  California Educational Facilities
                                        Authority, Santa Clara University,
                                        6.25%, 2/1/16, Prerefunded 02/01/2002
                                        @ 102                                              0     1,604,625                1,604,625
   200,000              0      200,000  Pinal County Arizona School District
                                        6.000% dated 10/01/1992 due 07/01/2004       210,250             0                  210,250
   200,000              0      200,000  University of California Revenues
                                        5.250% dated 08/15/1993 due 09/01/2011       204,000             0                  204,000
         0      1,500,000    1,500,000  University of California Revenues
                                        Series B 6.30%, 9/1/15, Prerefunded
                                        9/1/03 @ 102                                       0     1,644,750                1,644,750
                                                                                 --------------------------------------------------
                                                                                     414,250     5,043,986                5,458,236
                                                                                 --------------------------------------------------
                                        ELECTRIC
   200,000              0      200,000  Colorado Springs Utilities
                                        6.750% dated 04/15/1991 due 11/15/2005       213,500             0                  213,500
   100,000              0      100,000  HillsBorough Florida Utilities
                                        7.000% dated 09/01/1991 due 08/01/2114       107,000             0                  107,000
   400,000              0      400,000  Knoxville Tennessee Electric Revenue
                                        5.000% dated 11/01/1998 due 07/01/1998       375,500             0                  375,500
   100,000              0      100,000  Lower Colorado River Texas Authority
                                        5.250% dated 05/01/1993 due 01/01/2015        99,125             0                   99,125
    75,000              0       75,000  Massachusetts State Power
                                        5.875% dated 08/01/1992 due 07/01/2003        78,187             0                   78,187
    85,000              0       85,000  Piedmont Municipal Power Agency
                                        6.550% dated 09/01/1996 due 01/01/2016        85,513             0                   85,513
   200,000              0      200,000  Puerto Rico Electric Power Authority
                                        6.000% dated 08/15/1995 due 07/01/2000       205,000             0                  205,000

   200,000              0      200,000  Sacramento California Municipal
                                        Utilities Dist. 5.700% dated 04/01/1993
                                        due 05/15/2012                               208,750             0                  208,750
   200,000              0      200,000  Tacoma Washington Electric System
                                        Revenue 5.900% dated 09/01/1992 due
                                        01/01/2005                                   209,750             0                  209,750
   100,000              0      100,000  Washington Public Power Supply Systems
                                        4.750% dated 05/01/1993 due 07/01/1999       100,000             0                  100,000
                                                                                 --------------------------------------------------
                                                                                   1,682,325             0                1,682,325
                                                                                 --------------------------------------------------
                                        HEALTH
         0      1,000,000    1,000,000  California Health Facilities
                                        Authorities Revenue 5.000% due
                                        11/15/2013                                         0       983,340                  983,340
         0      1,500,000    1,500,000  California Health Facilities Finance
                                        Authorities 6.25% due 10/1/13, Callable
                                        10/1/01 @ 102                                      0     1,586,640                1,586,640
         0      1,000,000    1,000,000  Stockton, California Health Facilities,
                                        Dameron Hospital Assoc., Series A 5.35%
                                        due 12/1/09, Callable 12/1/07 @ 102                0     1,012,310                1,012,310
         0        500,000      500,000  Stockton, California Health Facilities,
                                        Dameron Hospital Assoc., Series A 5.45%
                                        due 12/1/10, Callable 12/1/07 @ 102                0       503,650                  503,650
                                                                                 --------------------------------------------------
                                                                                           0     4,085,940                4,085,940
                                                                                 --------------------------------------------------
                                        HOSPITAL
   200,000              0      200,000  Dade County Health Facilities Authority
                                        6.600% dated 03/01/1987 due 08/15/2002       202,380             0                  202,380
   300,000              0      300,000  New Jersey Health Facility Financing
                                        Authority 6.800% dated 04/01/192 due
                                        07/01/2011                                   319,500             0                  319,500
   200,000              0      200,000  New York Dormatory Authority
                                        5.000% dated 03/01/1997 due 08/15/2000       202,500             0                  202,500
   200,000              0      200,000  New York State Dormatory Authority
                                        5.500% dated 02/01/1998 due 02/15/2003       205,750             0                  205,750
                                                                                 --------------------------------------------------
                                                                                     930,130             0                  930,130
                                                                                 --------------------------------------------------
                                        HOUSING
   260,000              0      260,000  California Housing Finance Agency
                                        4.350% dated 12/01/1998 due 08/01/2008       249,925             0                  249,925
         0      1,460,000    1,460,000  California Housing Finance Agency,
                                        Series F 5.95% due 8/1/14, Callable
                                        8/1/05 @ 102                                       0     1,534,402                1,534,402
         0        800,000      800,000  California Housing Finance Agency,
                                        Series L 5.90% due 8/1/17, Callable
                                        2/1/06 @ 102                                       0       837,784                  837,784
   200,000              0      200,000  New York Urban Development
                                        6.000% dated 01/01/1995 due 01/01/2001       204,750             0                  204,750
   250,000              0      250,000  Santa Clara County California Housing
                                        4.250% dated 11/01/1998 due 11/01/2007       245,938             0                  245,938
                                                                                 --------------------------------------------------
                                                                                     700,613     2,372,186                3,072,799
                                                                                 --------------------------------------------------

                                        IDR/PCR
   200,000              0      200,000  California Pollution Control Financing
                                        Authority 7.150% dated 02/01/1991 due
                                        02/01/2011                                   211,250             0                  211,250
   200,000              0      200,000  California Pollution Control Financing
                                        Authority 5.850% dated 11/01/1993 due
                                        12/01/2023                                   204,000             0                  204,000
   250,000              0      250,000  Gallup, New Mexico Pollution Control
                                        Revenue 6.650% dated 04/15/1992 due
                                        08/15/2017                                   257,188             0                  257,188
    75,000              0       75,000  Mercer County, North Dakota Pollution
                                        Control 5.850% 06/01/1993 due
                                        06/01/2023                                    77,156             0                   77,156
   180,000              0      180,000  Jefferson County
                                        5.300% dated 08/17/1994 due 08/01/1999       180,095             0                  180,095
                                                                                 --------------------------------------------------
                                                                                     929,689             0                  929,689
                                                                                 --------------------------------------------------
                                        POWER
         0      1,500,000    1,500,000  M-S-R Public Power Agency, California
                                        San Juan Project, Series F
                                        6.00% due 7/1/20, Callable 7/1/03 @ 102            0     1,574,985                1,574,985
         0      1,000,000    1,000,000  Northern California Power Agency
                                        Revenue 5.00% due 7/1/15, Callable
                                        7/1/08 @ 101                                       0       975,800                  975,800
                                                                                 --------------------------------------------------
                                                                                           0     2,550,785                2,550,785
                                                                                 --------------------------------------------------
                                        PRISONS
         0      1,000,000    1,000,000  California State Public Works Board
                                        University 5.250% due 12/01/2008, AMBAC            0     1,044,920                1,044,920
                                                                                 --------------------------------------------------
                                        REVENUE
         0      1,000,000    1,000,000  Mountain View California Shoreline
                                        Regional Park, Series A, 5.500%
                                        due 8/1/21, Callable 8/1/06 @ 102                  0     1,010,990                1,010,990
         0      1,000,000    1,000,000  Port of Oakland
                                        5.60% due 11/1/19, Callable
                                        11/1/07 @ 102                                      0     1,023,320                1,023,320
         0      1,500,000    1,500,000  San Francisco Port Commission
                                        5.90% due 7/1/09, Callable 7/1/04 @ 102            0     1,589,925                1,589,925
                                                                                 --------------------------------------------------
                                                                                           0     3,624,235                3,624,235
                                                                                 --------------------------------------------------
                                        TRANSPORTATION
   105,000              0      105,000  Colorado Springs Colorado Airport
                                        6.900% dated 09/15/1992 due 01/01/2012       113,400             0                  113,400
   200,000              0      200,000  Denver Colorado City & County Airport
                                        8.100% dated 05/01/1990 due 11/15/2000       210,000             0                  210,000
   250,000              0      250,000  Hawaii State Airports System
                                        7.500% dated 10/01/1990 due 07/01/2005       261,816             0                  261,816
   100,000              0      100,000  Hawaii State Airports Revenue
                                        5.750% dated 04/01/1994 due 07/01/2009       105,000             0                  105,000
   200,000              0      200,000  New Jersey State Turnpike Authority
                                        5.900% dated 01/01/1992 due 01/01/2003       208,500             0                  208,500
   200,000              0      200,000  Orange County Airport
                                        5.500% dated 04/02/1997 due 07/01/2002       207,000             0                  207,000

         0      1,500,000    1,500,000  San Diego Regional Transportation
                                        Comm., California Sales Tax, Series A
                                        5.000% due 04/01/2007, FGIC                        0     1,543,080                1,543,080
         0      1,800,000    1,800,000  San Francisco Airport, California
                                        City/County 5.38% due 5/1/17, Callable
                                        5/1/06 @ 102                                       0     1,812,438                1,812,438
         0      1,500,000    1,500,000  San Francisco Bay Area Rapid Transit,
                                        Sales Tax Revenue, 5.500% due
                                        07/01/2015, Callable 07/01/2005 @ 101              0     1,526,565                1,526,565
   250,000              0      250,000  San Francisco California City
                                        5.500% dated 05/01/1999 due 05/01/2005       261,562             0                  261,562
                                                                                 --------------------------------------------------
                                                                                   1,367,278     4,882,083                6,249,361
                                                                                 --------------------------------------------------
                                        PREREFUNDED
   200,000              0      200,000  California Health Facility Financing
                                        Authority 6.750% dated 10/01/1989 due
                                        10/01/2019                                   205,609             0                  205,609
   185,000              0      185,000  California State
                                        5.250% dated 11/01/1996 due 06/01/2011       194,018             0                  194,018
   150,000              0      150,000  Los Angeles Convention & Exhibit Center
                                        9.000% dated 12/01/1985 due 12/01/2020       187,687             0                  187,687
   100,000              0      100,000  Orange County CA Local Transporation
                                        Auth. 5.750% dated 09/01/1992 due
                                        02/15/2005                                   105,750             0                  105,750
   200,000              0      200,000  Washington Public Power Supply Systems
                                        7.625% dated 10/15/1990 due 07/01/2010       213,751             0                  213,751
   275,000              0      275,000  Webb County Partnership
                                        5.250% dated 10/01/1997 due 10/01/2022       283,251             0                  283,251
                                                                                 --------------------------------------------------
                                                                                   1,190,066             0                1,190,066
                                                                                 --------------------------------------------------
                                        WATER & SEWER
   275,000              0      275,000  Contra Costa California Water District
                                        5.250% dated 07/01/1993 due 10/01/2016       276,375             0                  276,375
         0      1,200,000    1,200,000  Los Angeles California Waste Water
                                        Revenue 5.00% due 6/1/14, Callable
                                        6/1/08 @ 101                                       0     1,183,212                1,183,212
   200,000              0      200,000  Los Angeles California Wastewater
                                        System 5.700% dated 04/01/1993 due
                                        06/01/2020                                   207,251             0                  207,251
         0      1,700,000    1,700,000  Marin California Municipal Water
                                        District 5.55% due 7/1/13, Callable
                                        7/1/03 @ 102                                       0     1,739,916                1,739,916
         0      1,000,000    1,000,000  Rancho California Water District
                                        Financing Authority, Series A
                                        5.88% due 11/1/10, Callable
                                        11/1/05 @ 102                                      0     1,068,460                1,068,460
         0      1,500,000    1,500,000  San Francisco California City/County
                                        Public Utility Commission Water, Series
                                        A 6.00% due 11/1/15, Callable 11/1/02
                                        @ 100                                              0     1,562,970                1,562,970
         0      1,500,000    1,500,000  San Jose - Santa Clara Water Dist. Fin.
                                        5.38% due 11/15/15, Callable 11/15/05
                                        @ 101                                              0     1,516,020                1,516,020
         0      1,000,000    1,000,000  South County California Regional
                                        Wastewater 4.75% due 8/1/17, Callable
                                        8/1/09 @ 102                                       0       931,520                  931,520
         0      1,000,000    1,000,000  Tulare California Sewer Revenue, 5.70%
                                        due 11/15/15, Callable 11/15/06 @ 102              0     1,045,040                1,045,040
                                                                                 --------------------------------------------------
                                                                                     483,626     9,047,138                9,530,764
                                                                                 --------------------------------------------------
                                        TOTAL MUNICIPAL DEBT                      10,562,566    39,030,439               49,593,005
                                                                                 --------------------------------------------------

                                        VARIABLE RATE MUNICIPAL DEBT
   400,000              0      400,000  California State Economic Development
                                        0.000%** dated 5/15/1998 due 4/1/08          400,000             0                  400,000
                                                                                 --------------------------------------------------
                                        TOTAL INVESTMENTS IN SECURITIES
                                        (Cost $11,085,362, $37,371,769
                                        and $48,457,131, respectively)*           10,962,566    39,030,439               49,993,005

                                        OTHER ASSETS LESS LIABILITIES                220,133       491,077     (6,298)      704,912
                                                                                 --------------------------------------------------
                                        NET ASSETS                               $11,182,699   $39,521,516   $ (6,298)  $50,697,917
                                                                                 ==================================================

                                        * Cost for Federal income tax purpose
                                          is the same.

                                        Net unrealized appreciation
                                        (depreciation) consists of:

                                        Gross unrealized appreciation            $    26,917   $ 1,763,161              $ 1,790,078
                                        Gross unrealized depreciation               (149,713)     (104,491)                (254,204)
                                                                                 --------------------------------------------------
                                        Net unrealized appreciation
                                        (depreciation)                           $  (122,796)  $ 1,658,670              $ 1,535,874
                                                                                 ==================================================

See accompanying notes to pro forma combining financial statements.

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND
                         SEFTON CALIFORNIA TAX-FREE FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)

                                                                                     KAYNE
                                              KAYNE                                 ANDERSON
                                             ANDERSON      SEFTON      PRO FORMA   PRO FORMA
                                           (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                           --------------------------------------------------
ASSETS
Investments in securities, at market
  (cost of $11,085,362, $37,371,769
  and $48,457,131, respectively)           $10,962,566   $39,030,439              $49,993,005
Cash                                           143,113        54,688                  197,801
Interest receivable                            204,729       596,593                  801,322
Prepaid expenses                                16,733         3,783                   20,516
Due from investment advisor                      2,262             0                    2,262
Deferred organization costs, net                 9,847         6,298     (6,298)        9,847
                                           --------------------------------------------------
     Total assets                           11,339,250    39,691,801     (6,298)   51,024,753
                                           --------------------------------------------------
LIABILITIES
Payables:
   Investment securitites purchased            108,199             0                  108,199
   Distributions payable                        35,868       143,015                  178,883
Due to investment advisor                            0        14,717                   14,717
Other accrued expenses                          12,484        12,553                   25,037
                                           --------------------------------------------------
     Total liabilities                         156,551       170,285          0       326,836
                                           --------------------------------------------------
NET ASSETS                                 $11,182,699   $39,521,516    $(6,298)  $50,697,917
                                           ==================================================
Number of shares issued and
  outstanding (unlimited shares
  authorized without par value)              1,057,802     3,144,113    594,318     4,796,233
                                           ==================================================
Net asset value, offering and redemption
  price per share                          $     10.57   $     12.57              $     10.57
                                           ==================================================

See accompanying noates to pro forma combining financial statements.

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND
                         SEFTON CALIFORNIA TAX-FREE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)

                                                                                   KAYNE
                                            KAYNE                                 ANDERSON
                                           ANDERSON       SEFTON     PRO FORMA   PRO FORMA
                                         (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                          -------------------------------------------------
INVESTMENT INCOME:
Income:
   Interest income                        $ 232,564    $ 1,063,422              $ 1,295,986
                                          -------------------------------------------------
      Total income                          232,564      1,063,422          0     1,295,986
                                          -------------------------------------------------
Expenses:
   Investment advisory fees                  26,217        121,285    (20,214)      127,288
   Custodian fees                             1,439          1,866                    3,305
   Administration fees                        9,919         30,321                   40,240
   Fund accounting fees                      18,236         17,507                   35,743
   Transfer agent fees                        8,636          4,235                   12,871
   Shareholder servicing fees                     0          9,026     (9,026)            0
   Professional fees                          3,017         15,125                   18,142
   Insurance expense                             92              0                       92
   Miscellaneous expenses                       744         18,142                   18,886
   Reports to shareholders                      248              0                      248
   Registration fees                          7,615              0                    7,615
   Trustees' fees                             1,933              0                    1,933
   Amortization of deferred
     organization expenses                    2,107              0                    2,107
                                          -------------------------------------------------
      Total expenses                         80,203        217,507    (29,240)      268,470
      Less: Expenses reimbursed             (39,581)       (30,321)    (6,989)      (76,891)
      Less: Expenses paid indirectly         (1,264)             0                   (1,264)
                                          -------------------------------------------------
      Net expenses                           39,358        187,186    (36,229)      190,315
                                          -------------------------------------------------
NET INVESTMENT INCOME                       193,206        876,236     36,229     1,105,671
                                          -------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments        (212)        39,961                   39,749
Net change in unrealized appreciation
  (depreciation) of investments            (199,160)    (1,378,810)              (1,577,970)
                                          -------------------------------------------------
   Net gain (loss) on investments          (199,372)    (1,338,849)         0    (1,538,221)
                                          -------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $  (6,166)   $  (462,613)   $36,229   $  (432,550)
                                          =================================================

See accompanying notes to pro forma combining financial statements.

                 KAYNE ANDERSON INTERMEDIATE TAX-FREE BOND FUND
                         SEFTON CALIFORNIA TAX-FREE FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

                                                                                   KAYNE
                                            KAYNE                                 ANDERSON
                                           ANDERSON       SEFTON     PRO FORMA   PRO FORMA
                                         (HISTORICAL)  (HISTORICAL)    ADJUST     COMBINED
                                          -------------------------------------------------
INVESTMENT INCOME:
Income:
   Interest income                        $ 318,389    $ 2,186,750              $ 2,505,139
                                          -------------------------------------------------
      Total income                          318,389      2,186,750          0     2,505,139
                                          -------------------------------------------------
Expenses:
   Investment advisory fees                  34,150        253,518    (42,253)      245,415
   Custodian fees                             2,518          1,380                    3,898
   Administration fees                       20,873         63,379                   84,252
   Fund accounting fees                      37,318         36,740                   74,058
   Transfer agent fees                       22,877          9,450                   32,327
   Shareholder servicing fees                     0          4,226     (4,226)            0
   Professional fees                          6,650         35,635                   42,285
   Insurance expense                             70              0                       70
   Miscellaneous expenses                     2,000         35,736                   37,736
   Reports to shareholders                    1,000              0                    1,000
   Registration fees                         16,487              0                   16,487
   Trustees' fees                             4,438              0                    4,438
   Amortization of deferred
     organization expenses                    4,249              0          0         4,249
                                          -------------------------------------------------
      Total expenses                        152,630        440,064    (46,479)      546,215
      Less: Expenses reimbursed/waived      (99,797)       (63,379)   (26,428)     (189,604)
                                          -------------------------------------------------
      Net expenses                           52,833        376,685    (72,907)      356,611
                                          -------------------------------------------------
NET INVESTMENT INCOME                       265,556      1,810,065     72,907     2,148,528
                                          -------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments       5,204        195,883                  201,087
Net change in unrealized appreciation
  (depreciation) of investments              23,836        521,090                  544,926
                                          -------------------------------------------------
   Net gain (loss) on investments            29,040        716,973          0       746,013
                                          -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 294,596    $ 2,527,038    $72,907   $ 2,894,541
                                          =================================================

See accompanying notes to pro forma combining financial statements.

KAYNE ANDERSON MUTUAL FUNDS
SEFTON FUNDS TRUST
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENT
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRO FORMA PRESENTATION

The pro forma combining financial statements and the accompanying pro forma schedules of investments give effect to the proposed Agreements and Plans of Reorganization pursuant to which the Sefton Equity Value Fund, Sefton Small Company Value Fund, Sefton U.S. Government Fund and Sefton California Tax-Free Fund (each a series of Sefton Funds Trust, collectively the "Acquired Funds") will transfer all of their assets and liabilities to the Kayne Anderson Rising Dividends Fund, Kayne Anderson Small Cap Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund and Kayne Anderson Intermediate Tax-Free Bond Fund (each a series of shares of Kayne Anderson Mutual Funds, collectively the "Acquiring Funds"), respectively, in exchange for shares of the corresponding Acquiring Fund. Each of the respective Kayne Anderson Funds will be the legal and accounting survivor of the reorganizations. It is contemplated that each of the reorganizations will be accounted for as a tax-free reorganization of investment companies.

NOTE 2 - PRO FORMA ADJUSTMENTS

Kayne Anderson Investment Management, LLC ("Kayne Anderson"), the adviser to the Acquiring Funds, will pay all costs and expenses of the reorganizations up to certain limits, including those associated with the shareholder meeting, the copying, printing and distribution of the combined proxy statement and prospectus, and the solicitation of proxies for the shareholder meeting. Sefton Capital Management, the advisor to the Acquired Funds, will pay all costs and expenses incurred in connection with the reorganization in excess of those paid by Kayne Anderson. None of the Acquired Funds, the Acquiring Funds, nor any of their respective shareholders will bear these expenses.

Pro forma adjustments have been made to give effect to each of the following as if the reorganizations had occurred as of the beginning of each period presented:

A - Adjust investment advisory fees to conform with the contractual rates of the Acquiring Funds

B - Eliminate shareholder servicing fees of the Acquired Funds

C - Adjust expense waiver/reimbursements to conform with the Acquiring Funds contractual arrangements

KAYNE ANDERSON MUTUAL FUNDS
SEFTON FUNDS TRUST
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENT (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES

At June 30, 1999 the Sefton Equity Value Fund ("Equity Value") and the Sefton Small Company Value Fund ("Small Company") had accumulated net realized losses of $1,056,084 and $7,745,088, respectively, which will be carried forward for Federal income tax purposes and offset against future realized taxable gains. In connection with the reorganizations, it is anticipated that there will be a substantive change in ownership of Equity Value and Small Company that, pursuant to income tax regulations, will place certain annual limitations of the respective Acquiring Fund's ability to utilize these capital loss carryforwards after the reorganizations. Equity Value's capital loss carryforward at June 30, 1999 is less than the applicable annual limitation and such losses can be utilized without limitation at any time prior to its expiration in 2007. The utilization of Small Company's capital loss carryforward at June 30, 1999 will be limited to approximately $854,000 annually and will expire $58,935 in 2005 and $7,686,153 in 2007, if not utilized in earlier years.

                    -----------------------------------------

                                     PART C


                           KAYNE ANDERSON MUTUAL FUNDS


                                OTHER INFORMATION

                    -----------------------------------------

                           KAYNE ANDERSON MUTUAL FUNDS

                         -------------------------------

                                    FORM N-14
                         -------------------------------

                                     PART C
                         -------------------------------

ITEM 15. INDEMNIFICATION


     Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase, with Trust assets, insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

     Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "33 Act") may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 33 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 33 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1)  Agreement and Declaration of Trust. (a)
     (2)  By-Laws. (a)
     (3)  Voting Trust Agreement - Not Applicable.
     (4)  Form of Agreement and Plan of Reorganization is included in Part A.
     (5)  Specimen Share Certificate - Not Applicable.
     (6)  Investment Advisory Contracts for:
          (1)  Kayne Anderson Rising Dividends Fund (a)
          (2)  Kayne Anderson Small Cap Rising Dividends Fund (a)
          (3)  Kayne Anderson Intermediate Total Return Bond Fund (a)
          (4)  Kayne Anderson Intermediate Tax-Free Bond Fund (a)
     (7)  Underwriting Contracts. (c)
     (8)  Bonus or Profit Sharing Contracts--Not Applicable.
     (9)  Custodian Agreement. (b)
     (10) Rule 12b-1 plan and Rule 18f-3 plan - Not applicable.
     (11) Consent and Opinion of Counsel as to legality of shares. (b)
     (12) Opinion and Consent as to Tax Matters. (d)
     (13) Other Material Contracts - Administration Agreement. (c)
     (14) (1) Independent Auditors' Consent - Briggs, Bunting & Doughtery, LLP
          (2) Independent Auditors' Consent - PricewaterhouseCoopers LLP
     (15) Not Applicable.
     (16) Power of Attorney (a)
     (17) Not Applicable.

----------
(a) Incorporated by reference to the Form N-1A Registration Statement filed on July 12, 1996.
(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 18, 1996.
(c) Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N1-A Registration Statement filed on September 26, 1996.
(d) Incorporated by reference to the Registration Statement on Form N-14 filed on September 10, 1999.

ITEM 17. UNDERTAKINGS.

     (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this amendment to the registration statement has been signed on behalf of the Registrant, in the City of Los Angeles and State of California, on the 19th day of October, 1999.


                                        KAYNE ANDERSON MUTUAL FUNDS


                                        /s/ Allan M. Rudnick*
                                        ----------------------------------------
                                        Allan M. Rudnick, President
                                        and Principal Executive Officer


As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                             TITLE                           DATE
---------                             -----                           ----

Richard Alan Kayne*        Chairman of the Board of             October 19, 1999
------------------------   Trustees
Richard Alan Kayne


Allan M. Rudnick*          President, Principal Executive       October 19, 1999
------------------------   Officer and Trustee
Allan M. Rudnick


William T. Miller*         Principal Financial and              October 19, 1999
------------------------   Accounting Officer, and Trustee
William T. Miller


Carl D. Covitz*            Trustee                              October 19, 1999
------------------------
Carl D. Covitz


Arnold Brustin*            Trustee                              October 19, 1999
------------------------
Arnold Brustin


Gerald I. Isenberg*        Trustee                              October 19, 1999
------------------------
Gerald I. Isenberg


William H. Waldorf*        Trustee                              October 19, 1999
------------------------
William H. Waldorf


*By: /s/ William T. Miller
------------------------
William T. Miller, pursuant
to a Power of Attorney
previously filed

                                                          SEC File No. 333-86947


                           KAYNE ANDERSON MUTUAL FUNDS


                                    FORM N-14


                                  EXHIBIT INDEX


Number      Exhibit
------      -------
14          (1) Independent Auditors' Consent - Briggs, Bunting & Doughtery, LLP
            (2) Independent Auditors' Consent - PricewaterhouseCoopers LLP